Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (5.0%)
	BHP Group Ltd.	10,098,915	308,967
	Commonwealth Bank of Australia	3,384,975	258,119
	CSL Ltd.	966,419	189,783
	National Australia Bank Ltd.	6,297,546	132,818
	Westpac Banking Corp.	7,001,700	109,840
	ANZ Group Holdings Ltd.	6,024,149	106,292
	Macquarie Group Ltd.	729,225	89,979
	Wesfarmers Ltd.	2,272,083	86,014
	Woodside Energy Group Ltd.	3,791,683	79,308
	Rio Tinto Ltd.	744,582	64,069
	Fortescue Ltd.	3,189,796	61,648
	Goodman Group	3,703,825	61,480
	Woolworths Group Ltd.	2,445,796	57,439
	Transurban Group	6,180,521	54,297
	Aristocrat Leisure Ltd.	1,300,930	37,507
*	James Hardie Industries plc GDR	882,769	33,166
	Santos Ltd.	6,508,864	32,895
	QBE Insurance Group Ltd.	2,990,814	30,795
	Amcor plc GDR	2,905,191	27,563
	Coles Group Ltd.	2,609,264	27,077
	Brambles Ltd.	2,789,113	26,594
	Cochlear Ltd.	128,707	25,542
	Suncorp Group Ltd.	2,535,952	23,342
	Telstra Group Ltd.	8,131,901	21,447
	Scentre Group	10,407,020	20,690
	Computershare Ltd. (XASX)	1,199,270	19,864
	South32 Ltd.	9,166,243	19,847
	Northern Star Resources Ltd.	2,257,195	19,362
	Insurance Australia Group Ltd.	4,920,560	19,315
	Origin Energy Ltd.	3,452,910	19,271
	Sonic Healthcare Ltd.	897,932	18,722
*	Xero Ltd.	255,814	18,311
	ASX Ltd.	388,700	16,618
	CAR Group Ltd.	723,318	15,531
	WiseTech Global Ltd.	323,854	15,247
	Lottery Corp. Ltd.	4,449,921	14,606
	APA Group	2,573,255	14,233
	Stockland	4,810,490	14,206
	BlueScope Steel Ltd.	911,763	13,921
	Medibank Pvt Ltd.	5,536,568	13,862
	Mineral Resources Ltd.	342,402	13,206
	Pilbara Minerals Ltd.	5,755,577	13,109

		Shares	Market Value ($000)
	REA Group Ltd.	101,349	12,088
	Ramsay Health Care Ltd.	351,422	11,716
	GPT Group	3,850,620	11,638
	SEEK Ltd.	705,862	11,636
	Ampol Ltd.	475,169	11,239
	Treasury Wine Estates Ltd.	1,601,909	11,233
	Mirvac Group	7,913,706	11,122
	Dexus	2,168,083	10,972
	Washington H Soul Pattinson & Co. Ltd.	488,472	10,919
	Vicinity Ltd.	7,658,656	10,166
	Endeavour Group Ltd.	2,741,546	10,033
	Orica Ltd.	910,334	9,601
*	NEXTDC Ltd.	1,034,368	9,364
	Aurizon Holdings Ltd.	3,543,282	8,734
	JB Hi-Fi Ltd.	220,068	8,187
	Atlas Arteria Ltd.	2,301,061	8,112
	Steadfast Group Ltd.	2,068,444	8,004
	ALS Ltd.	971,465	7,982
	Evolution Mining Ltd.	3,740,827	7,836
	Altium Ltd.	238,676	7,668
	Whitehaven Coal Ltd.	1,393,080	7,616
	Cleanaway Waste Management Ltd.	4,473,555	7,573
	Charter Hall Group	947,858	7,393
	Bendigo & Adelaide Bank Ltd.	1,134,732	7,250
	Worley Ltd.	751,370	7,216
	Qube Holdings Ltd.	3,375,967	7,177
[1]	IDP Education Ltd.	556,576	7,127
*	Lynas Rare Earths Ltd.	1,863,585	7,086
	AGL Energy Ltd.	1,202,048	6,789
	Incitec Pivot Ltd.	3,878,417	6,773
	Lendlease Corp. Ltd.	1,390,493	6,675
	Seven Group Holdings Ltd.	284,734	6,664
	Pro Medicus Ltd.	98,304	6,476
	Reece Ltd.	426,515	6,283
*	Qantas Airways Ltd.	1,695,322	6,112
	IGO Ltd.	1,241,921	6,037
	Bank of Queensland Ltd.	1,297,965	5,096
	Orora Ltd.	2,687,730	4,885
	Metcash Ltd.	1,964,331	4,660
	Flight Centre Travel Group Ltd.	313,202	4,327
	CSR Ltd.	949,745	4,277
	Ansell Ltd.	250,125	3,934
	Iluka Resources Ltd.	838,126	3,915
	Perpetual Ltd.	227,735	3,832
	Challenger Ltd.	901,889	3,826
*	Alumina Ltd.	5,025,290	3,781
	Beach Energy Ltd.	3,516,315	3,773
	Downer EDI Ltd.	1,367,238	3,724
	New Hope Corp. Ltd.	1,012,556	3,542
	Region RE Ltd.	2,343,115	3,450
	AMP Ltd.	5,616,956	3,406
	Harvey Norman Holdings Ltd.	1,177,616	3,384
	Domino's Pizza Enterprises Ltd.	124,985	3,215
	Deterra Royalties Ltd.	844,260	3,041
	Sims Ltd.	319,372	2,991
	Nufarm Ltd.	773,641	2,789
	TPG Telecom Ltd.	736,846	2,536
[1]	Yancoal Australia Ltd.	648,291	2,529

		Shares	Market Value ($000)
*	Boral Ltd.	685,952	2,364
	Tabcorp Holdings Ltd.	4,528,357	2,353
*	Liontown Resources Ltd.	3,106,370	2,068
*	Star Entertainment Group Ltd.	5,213,197	1,892
*	Adbri Ltd.	914,595	1,819
[1]	Insignia Financial Ltd.	1,289,573	1,791
	Magellan Financial Group Ltd.	275,389	1,614
	Domain Holdings Australia Ltd.	494,305	1,073
	Platinum Asset Management Ltd.	1,024,622	785
			2,651,071
Austria (0.1%)
	Erste Group Bank AG	616,559	26,560
	OMV AG	285,039	12,687
[1]	Verbund AG	132,451	10,771
	ANDRITZ AG	139,744	8,603
	voestalpine AG	225,696	6,715
	Raiffeisen Bank International AG	260,252	5,426
	Telekom Austria AG	264,984	2,307
*,1	Eurotelesites AG	66,246	278
			73,347
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,736,637	107,424
*	Argenx SE	118,644	44,804
	KBC Group NV	492,685	32,139
	UCB SA	243,263	22,883
	Ageas SA	330,151	14,187
	Groupe Bruxelles Lambert NV	173,826	13,178
*	Syensqo SA	139,779	12,461
	Warehouses De Pauw CVA	336,483	9,844
	Umicore SA	409,887	9,323
	Elia Group SA	75,162	9,050
	D'ieteren Group	44,775	9,045
	Sofina SA	34,618	8,279
	Ackermans & van Haaren NV	44,945	7,515
	Lotus Bakeries NV	802	6,834
[1]	Solvay SA	139,191	3,807
			310,773
Brazil (1.4%)
	Vale SA	6,020,615	82,342
	Petroleo Brasileiro SA ADR	2,767,508	45,387
	Petroleo Brasileiro SA	5,285,871	44,981
	Itau Unibanco Holding SA ADR	5,773,175	38,103
	B3 SA - Brasil Bolsa Balcao	11,497,436	30,377
	Vale SA ADR	1,629,406	22,307
	Centrais Eletricas Brasileiras SA	2,644,325	21,782
	Banco Do Brasil SA	1,705,866	19,436
	Weg SA	2,975,551	19,423
	Banco Bradesco SA ADR	6,206,450	19,240
	Banco BTG Pactual SA	2,617,437	19,030
	Localiza Rent a Car SA (BVMF)	1,688,660	18,446
	Petroleo Brasileiro SA ADR (XNYS)	1,009,524	17,233
	Suzano SA	1,410,949	14,701
	Ambev SA	5,471,310	14,445
	JBS SA	2,711,303	12,822
	Equatorial Energia SA	1,760,042	12,586
	PRIO SA	1,337,214	11,857
	Rumo SA	2,493,899	11,608

		Shares	Market Value ($000)
	Raia Drogasil SA	2,227,446	11,375
	Cia de Saneamento Basico do Estado de Sao Paulo	680,650	10,834
	Vibra Energia SA	2,222,214	10,653
	Ultrapar Participacoes SA	1,662,792	9,454
	BB Seguridade Participacoes SA	1,342,018	9,277
	Ambev SA ADR	3,433,419	8,996
	Cosan SA	2,382,215	8,785
[2]	Rede D'Or Sao Luiz SA	1,541,166	8,446
*,2	Hapvida Participacoes e Investimentos SA	9,485,262	7,428
	Banco Bradesco SA	2,628,202	7,257
	Telefonica Brasil SA	670,924	6,955
*	Embraer SA	1,468,052	6,750
	Klabin SA	1,526,380	6,559
*	Eneva SA	2,424,339	6,244
*	Natura & Co. Holding SA	1,923,262	6,211
	Lojas Renner SA	1,890,488	6,124
	Sendas Distribuidora SA	2,158,570	5,951
	CCR SA	2,230,751	5,907
	Totvs SA	891,491	5,672
*	BRF SA	1,872,159	5,271
	TIM SA	1,501,430	5,255
	Hypera SA	798,383	5,113
	Energisa SA	486,524	4,970
	Itau Unibanco Holding SA	879,623	4,952
	Allos SA	936,400	4,640
	Banco Santander Brasil SA	721,653	4,173
	Gerdau SA ADR	948,418	4,012
[2]	GPS Participacoes e Empreendimentos SA	831,700	3,210
	Transmissora Alianca de Energia Eletrica SA	424,156	3,158
	Multiplan Empreendimentos Imobiliarios SA	525,917	2,957
	Engie Brasil Energia SA	344,010	2,818
	Cia Paranaense de Energia	1,553,265	2,812
	CPFL Energia SA	362,900	2,656
*	Magazine Luiza SA	6,105,715	2,588
	Caixa Seguridade Participacoes SA	858,900	2,450
	Cia Siderurgica Nacional SA	661,251	2,366
	Cielo SA	2,241,476	2,249
	Atacadao SA	1,052,012	2,210
	Telefonica Brasil SA ADR	210,181	2,169
	Cia Paranaense de Energia ADR (XYNS)	252,531	2,053
	Cia Siderurgica Nacional SA ADR	562,004	1,984
	Porto Seguro SA	365,424	1,968
	Auren Energia SA	724,984	1,929
	M Dias Branco SA	244,686	1,892
	Neoenergia SA	445,700	1,835
	Sao Martinho SA	321,500	1,829
	Cia Energetica de Minas Gerais ADR	754,318	1,720
	SLC Agricola SA	415,340	1,601
[1]	Sendas Distribuidora SA ADR	107,761	1,497
	GRUPO DE MODA SOMA SA	866,000	1,384
	CSN Mineracao SA	1,007,100	1,382
	Alupar Investimento SA	207,700	1,238
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	746,852	1,232
	Smartfit Escola de Ginastica e Danca SA	231,000	1,131
*	Grupo Mateus SA	809,900	1,125
	Dexco SA	673,002	1,051
*	Diagnosticos da America SA	545,290	886
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	616

		Shares	Market Value ($000)
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	141,500	598
*	Cia Paranaense de Energia ADR	63,132	459
*,1	Braskem SA Class A ADR	60,561	438
[1]	TIM SA ADR	21,923	385
	Cia Energetica de Minas Gerais	97,996	297
	Bradespar SA	33,240	140
			725,683
Canada (6.3%)
	Royal Bank of Canada	2,814,823	274,709
[1]	Toronto-Dominion Bank	3,649,288	221,680
*	Shopify Inc. Class A	2,291,823	183,472
	Canadian Pacific Kansas City Ltd.	1,864,254	150,019
	Enbridge Inc.	4,209,867	149,488
	Canadian National Railway Co.	1,169,294	145,052
	Canadian Natural Resources Ltd.	2,145,107	137,279
[1]	Bank of Montreal	1,446,431	136,246
	Brookfield Corp.	3,014,089	119,626
[1]	Bank of Nova Scotia	2,418,282	113,085
	Constellation Software Inc.	39,747	109,855
	Alimentation Couche-Tard Inc.	1,480,987	86,781
	Suncor Energy Inc.	2,607,914	86,358
	Canadian Imperial Bank of Commerce	1,812,953	81,933
	TC Energy Corp.	2,065,101	81,471
	Manulife Financial Corp.	3,648,447	80,651
	Waste Connections Inc.	515,382	80,007
	Sun Life Financial Inc.	1,176,360	60,977
	Intact Financial Corp.	357,678	55,935
	National Bank of Canada	672,661	51,448
	Nutrien Ltd.	992,781	49,504
	Restaurant Brands International Inc.	617,616	48,212
*	CGI Inc.	411,762	46,112
	Thomson Reuters Corp.	310,124	46,044
	Fairfax Financial Holdings Ltd.	43,347	45,185
	Agnico Eagle Mines Ltd.	918,223	45,131
	Wheaton Precious Metals Corp.	905,465	42,436
	Cenovus Energy Inc.	2,617,124	42,397
	Franco-Nevada Corp.	381,852	41,314
	Dollarama Inc.	536,229	39,354
[1]	Fortis Inc. (XTSE)	972,612	39,022
	Barrick Gold Corp.	2,493,669	38,951
	Pembina Pipeline Corp.	1,106,423	38,111
	Teck Resources Ltd. Class B	908,483	36,361
	Power Corp. of Canada	1,060,369	30,909
	Magna International Inc.	534,870	30,399
	Loblaw Cos. Ltd.	298,411	29,820
[1]	Tourmaline Oil Corp.	574,337	24,833
	BCE Inc.	608,265	24,544
	Metro Inc.	461,000	24,205
	Brookfield Asset Management Ltd. Class A	543,854	21,868
	Imperial Oil Ltd.	338,357	19,517
[2]	Hydro One Ltd.	635,264	18,853
	Great-West Lifeco Inc.	546,337	18,238
	TELUS Corp.	972,818	17,424
	George Weston Ltd.	132,249	16,850
	Barrick Gold Corp. (XLON)	1,025,962	16,184
[1]	Canadian Tire Corp. Ltd. Class A	103,948	11,049
	Saputo Inc.	491,080	10,125
	IGM Financial Inc.	164,843	4,459

		Shares	Market Value ($000)
*	Shopify Inc. Class A (XTSE)	25,343	2,029
	Enbridge Inc. (XTSE)	30,400	1,079
			3,326,591
Chile (0.1%)
	Banco De Chile	87,651,533	9,811
	Empresas COPEC SA	979,027	6,222
[1]	Sociedad Quimica y Minera de Chile SA ADR	118,206	4,973
	Cencosud SA	2,655,369	4,617
*	Latam Airlines Group SA	338,751,068	4,184
	Banco Santander Chile ADR	228,101	4,170
	Empresas CMPC SA	2,407,819	3,922
	Enel Americas SA	38,073,692	3,858
*	Falabella SA	1,585,131	3,762
	Banco de Credito e Inversiones SA	125,168	3,315
	Cia Sud Americana de Vapores SA	35,780,426	2,575
	Enel Chile SA	34,176,284	2,051
	Colbun SA	14,394,990	2,041
	Quinenco SA	537,243	1,823
	Aguas Andinas SA Class A	5,650,240	1,715
	Cia Cervecerias Unidas SA	268,292	1,625
	Cencosud Shopping SA	967,439	1,611
	Banco Itau Chile SA	149,477	1,403
	Banco Santander Chile	29,997,292	1,386
	Enel Chile SA ADR	323,893	936
*	Plaza SA	619,015	856
	Soc Inversiones Oro Blanco	98,650,962	688
			67,544
China (6.7%)
	Tencent Holdings Ltd.	12,538,304	435,221
	Alibaba Group Holding Ltd.	34,116,040	305,986
*	PDD Holdings Inc. ADR	1,213,876	154,004
	China Construction Bank Corp. Class H	185,708,517	110,286
*,2	Meituan Class B	10,734,278	86,338
	Industrial & Commercial Bank of China Ltd. Class H	158,365,655	77,145
	NetEase Inc.	3,610,882	70,189
	Bank of China Ltd. Class H	164,654,284	61,790
*	Baidu Inc. Class A	4,500,612	58,270
	JD.com Inc. Class A	4,745,963	53,516
	Ping An Insurance Group Co. of China Ltd. Class H	12,268,862	51,573
*,2	Xiaomi Corp. Class B	29,401,768	46,323
	BYD Co. Ltd. Class H	1,910,155	42,769
	Kweichow Moutai Co. Ltd. Class A	177,212	39,665
*	Trip.com Group Ltd.	1,062,185	38,663
	PetroChina Co. Ltd. Class H	41,664,969	30,139
*	Li Auto Inc. Class A	2,162,173	29,888
	China Merchants Bank Co. Ltd. Class H	7,691,341	28,038
	Yum China Holdings Inc.	811,493	27,920
*,2	Kuaishou Technology	5,250,800	26,466
	China Shenhua Energy Co. Ltd. Class H	6,949,360	26,364
	China Petroleum & Chemical Corp. Class H	50,238,731	26,134
*	New Oriental Education & Technology Group Inc.	3,049,850	23,539
	Agricultural Bank of China Ltd. Class H	59,920,835	23,201
	ANTA Sports Products Ltd.	2,509,273	21,179
[2]	Nongfu Spring Co. Ltd. Class H	3,499,200	18,991
*,2	Wuxi Biologics Cayman Inc.	7,137,612	18,783
	KE Holdings Inc. ADR	1,281,053	18,153
	China Life Insurance Co. Ltd. Class H	14,967,183	17,255

		Shares	Market Value ($000)
	China Resources Land Ltd.	5,543,316	16,830
	PICC Property & Casualty Co. Ltd. Class H	13,480,470	16,768
	Zijin Mining Group Co. Ltd. Class H	11,026,882	16,362
*	BeiGene Ltd.	1,255,600	14,230
	China Mengniu Dairy Co. Ltd.	6,195,504	13,728
*,1	NIO Inc. Class A	2,443,839	13,717
	H World Group Ltd. ADR	425,043	13,504
	Shenzhou International Group Holdings Ltd.	1,515,149	13,493
	Contemporary Amperex Technology Co. Ltd. Class A	619,374	13,089
	Haier Smart Home Co. Ltd. Class H	4,532,701	12,808
	CSPC Pharmaceutical Group Ltd.	16,826,869	12,379
	CITIC Ltd.	12,627,697	12,188
	China Merchants Bank Co. Ltd. Class A	2,824,269	12,102
*,2	Innovent Biologics Inc.	2,916,347	11,750
*	Tencent Music Entertainment Group ADR	1,249,337	11,744
	China Overseas Land & Investment Ltd.	7,711,629	11,666
	China Yangtze Power Co. Ltd. Class A	3,424,479	11,647
	China Resources Beer Holdings Co. Ltd.	3,161,630	11,434
	ENN Energy Holdings Ltd.	1,525,018	11,352
*	Vipshop Holdings Ltd. ADR	687,705	10,928
[2]	China Tower Corp. Ltd. Class H	94,423,053	10,504
	Geely Automobile Holdings Ltd.	10,904,097	10,336
[2]	Postal Savings Bank of China Co. Ltd. Class H	21,023,351	10,110
	Ping An Insurance Group Co. of China Ltd. Class A	1,780,538	10,074
	Li Ning Co. Ltd.	4,588,302	9,802
	China Pacific Insurance Group Co. Ltd. Class H	5,303,625	9,759
	China CITIC Bank Corp. Ltd. Class H	19,679,749	9,753
	Wuliangye Yibin Co. Ltd. Class A	547,908	9,672
*	TAL Education Group ADR	877,307	9,335
	CITIC Securities Co. Ltd. Class H	4,733,265	9,238
*	XPeng Inc. Class A	2,211,316	9,209
	Bank of Communications Co. Ltd. Class H	15,261,099	9,029
	Kanzhun Ltd. ADR	646,293	8,990
	Yankuang Energy Group Co. Ltd. Class H	4,348,291	8,933
*	Full Truck Alliance Co. Ltd. ADR	1,346,088	8,453
	Sunny Optical Technology Group Co. Ltd.	1,303,618	8,013
	Agricultural Bank of China Ltd. Class A	14,694,300	7,963
	China Resources Power Holdings Co. Ltd.	3,811,843	7,712
	Industrial & Commercial Bank of China Ltd. Class A	10,628,108	7,655
	BYD Co. Ltd. Class A	319,017	7,607
	Sino Biopharmaceutical Ltd.	19,619,718	7,080
	Weichai Power Co. Ltd. Class H	3,959,334	6,990
	Tsingtao Brewery Co. Ltd. Class H	1,197,057	6,831
*,2	JD Health International Inc.	2,070,073	6,831
	Kunlun Energy Co. Ltd.	7,475,356	6,697
	Sinopharm Group Co. Ltd. Class H	2,527,306	6,646
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,320,490	6,640
[2]	CGN Power Co. Ltd. Class H	23,272,536	6,522
	Industrial Bank Co. Ltd. Class A	2,944,000	6,458
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	172,165	6,445
	Yangzijiang Shipbuilding Holdings Ltd.	5,097,996	6,364
	Zijin Mining Group Co. Ltd. Class A	3,483,774	5,850
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,288,365	5,825
	China Gas Holdings Ltd.	5,926,192	5,403
	BYD Electronic International Co. Ltd.	1,550,091	5,310
	People's Insurance Co. Group of China Ltd. Class H	16,814,882	5,227
	China Resources Gas Group Ltd.	1,808,489	5,129
*,1,2	Akeso Inc.	996,000	5,057

		Shares	Market Value ($000)
*	Huaneng Power International Inc. Class H	8,960,226	5,053
	Anhui Conch Cement Co. Ltd. Class H	2,521,937	5,051
*	Kingdee International Software Group Co. Ltd.	5,173,303	5,001
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	175,960	4,914
	Bank of China Ltd. Class A	8,081,403	4,865
	China Coal Energy Co. Ltd. Class H	4,414,041	4,847
*	Tongcheng-Elong Holdings Ltd.	2,358,518	4,811
[2]	Haidilao International Holding Ltd.	3,045,237	4,798
	Want Want China Holdings Ltd.	8,704,807	4,791
	GCL-Poly Energy Holdings Ltd.	41,452,000	4,770
	Jiangsu Hengrui Medicine Co. Ltd. Class A	902,518	4,720
[1]	Great Wall Motor Co. Ltd. Class H	4,787,716	4,714
	Shaanxi Coal Industry Co. Ltd. Class A	1,378,000	4,650
	China Shenhua Energy Co. Ltd. Class A	886,156	4,595
	WuXi AppTec Co. Ltd. Class A	603,621	4,580
	China Minsheng Banking Corp. Ltd. Class H	13,612,669	4,527
	CITIC Securities Co. Ltd. Class A	1,561,794	4,468
[2]	Longfor Group Holdings Ltd.	4,008,335	4,444
	Wanhua Chemical Group Co. Ltd. Class A	450,700	4,392
	Hengan International Group Co. Ltd.	1,405,293	4,351
*	Bilibili Inc. Class Z	478,323	4,319
	China State Construction Engineering Corp. Ltd. Class A	6,014,629	4,316
*	Alibaba Health Information Technology Ltd.	11,726,719	4,309
	Luzhou Laojiao Co. Ltd. Class A	209,800	4,299
	CMOC Group Ltd. Class H	7,827,984	4,288
	Bank of Communications Co. Ltd. Class A	5,109,000	4,276
	Kingsoft Corp. Ltd.	1,749,923	4,257
	China Longyuan Power Group Corp. Ltd. Class H	6,812,086	4,109
	China Railway Group Ltd. Class H	8,943,299	4,090
	PetroChina Co. Ltd. Class A	3,493,595	4,070
	Aluminum Corp. of China Ltd. Class H	8,257,642	4,024
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,121,714	4,013
*,1	Zai Lab Ltd.	1,875,210	3,984
	Xinyi Solar Holdings Ltd.	8,652,220	3,973
	East Money Information Co. Ltd. Class A	2,278,414	3,965
	CRRC Corp. Ltd. Class H	8,410,000	3,909
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,074,262	3,879
	China Power International Development Ltd.	10,121,326	3,787
	China Vanke Co. Ltd. Class H	4,804,239	3,780
	Muyuan Foods Co. Ltd. Class A	769,037	3,780
	Tingyi Cayman Islands Holding Corp.	3,772,367	3,756
	China State Construction International Holdings Ltd.	3,555,767	3,756
	China Petroleum & Chemical Corp. Class A	4,495,700	3,737
	China Galaxy Securities Co. Ltd. Class H	7,574,617	3,711
[2]	China Feihe Ltd.	8,092,745	3,708
	Luxshare Precision Industry Co. Ltd. Class A	1,023,139	3,628
	Ping An Bank Co. Ltd. Class A	2,742,700	3,617
[2]	Topsports International Holdings Ltd.	5,561,209	3,605
[2]	China International Capital Corp. Ltd. Class H	3,030,027	3,602
[2]	Huatai Securities Co. Ltd. Class H	3,023,585	3,567
	China Medical System Holdings Ltd.	2,469,850	3,529
	Beijing Enterprises Holdings Ltd.	958,588	3,469
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	904,200	3,415
	Guangdong Investment Ltd.	5,850,664	3,401
[2]	China Resources Mixc Lifestyle Services Ltd.	1,175,800	3,395
[1,2]	WuXi AppTec Co. Ltd. Class H	488,898	3,383
	SF Holding Co. Ltd. Class A	686,595	3,380
	NARI Technology Co. Ltd. Class A	1,146,187	3,353

		Shares	Market Value ($000)
	China Oilfield Services Ltd. Class H	3,450,706	3,316
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	698,905	3,311
	Qifu Technology Inc. ADR	230,764	3,311
	China Hongqiao Group Ltd.	4,514,067	3,309
	Anhui Gujing Distillery Co. Ltd. Class B	255,539	3,302
	China National Building Material Co. Ltd. Class H	9,255,670	3,265
	Foxconn Industrial Internet Co. Ltd. Class A	1,761,800	3,261
*	Genscript Biotech Corp.	1,957,596	3,249
*,1,2	Giant Biogene Holding Co Ltd.	793,200	3,213
	Haitong Securities Co. Ltd. Class H	6,962,410	3,209
	China Tourism Group Duty Free Corp. Ltd. Class A	287,562	3,202
	Bosideng International Holdings Ltd.	7,044,931	3,185
	China Pacific Insurance Group Co. Ltd. Class A	911,200	3,167
	Haier Smart Home Co. Ltd. Class A	1,016,696	3,167
[2]	Yadea Group Holdings Ltd.	2,306,000	3,162
*,1,2	SenseTime Group Inc. Class B	31,172,000	3,152
*,1,2	Zhejiang Leapmotor Technologies Ltd.	1,152,900	3,115
	Jiangxi Copper Co. Ltd. Class H	2,216,392	3,100
[2]	Pop Mart International Group Ltd.	1,379,000	3,093
	China Merchants Port Holdings Co. Ltd.	2,494,229	3,084
	RLX Technology Inc. ADR	1,681,448	3,060
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,719,546	3,015
*	iQIYI Inc. ADR	893,617	2,994
	Sinotruk Hong Kong Ltd.	1,316,384	2,990
	MINISO Group Holding Ltd. ADR	174,538	2,960
	New China Life Insurance Co. Ltd. Class H	1,652,189	2,949
*,2	JD Logistics Inc.	3,357,917	2,932
	LONGi Green Energy Technology Co. Ltd. Class A	1,086,060	2,928
	Autohome Inc. ADR	115,446	2,909
	Shenzhen Inovance Technology Co. Ltd. Class A	372,600	2,906
	Shanghai Baosight Software Co. Ltd. Class B	1,472,930	2,902
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,922,608	2,888
	Bank of Ningbo Co. Ltd. Class A	930,970	2,795
	China National Nuclear Power Co. Ltd. Class A	2,418,100	2,793
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	217,000	2,765
[1]	Country Garden Services Holdings Co. Ltd.	4,177,727	2,760
	Gree Electric Appliances Inc. of Zhuhai Class A	560,523	2,757
	China CSSC Holdings Ltd. Class A	646,800	2,756
	ZTE Corp. Class H	1,585,112	2,755
[1,2]	3SBio Inc.	3,632,269	2,737
	Shandong Gold Mining Co. Ltd. Class A	952,763	2,730
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,097,825	2,695
	Kingboard Holdings Ltd.	1,472,813	2,621
	Haitian International Holdings Ltd.	1,174,947	2,615
	CRRC Corp. Ltd. Class A	3,225,100	2,555
	Far East Horizon Ltd.	3,478,301	2,550
	Bank of Jiangsu Co. Ltd. Class A	2,499,990	2,550
[2]	Guotai Junan Securities Co. Ltd. Class H	2,284,131	2,537
[1]	China Everbright Environment Group Ltd.	7,208,484	2,514
	Zhejiang Expressway Co. Ltd. Class H	3,379,629	2,511
	China Everbright Bank Co. Ltd. Class A	5,692,226	2,500
	Postal Savings Bank of China Co. Ltd. Class A	3,778,936	2,493
	China Taiping Insurance Holdings Co. Ltd.	2,992,872	2,484
	Jiangsu Expressway Co. Ltd. Class H	2,587,275	2,470
	China Minsheng Banking Corp. Ltd. Class A	4,447,500	2,448
	China United Network Communications Ltd. Class A	3,875,200	2,439
*,1,2	East Buy Holding Ltd.	826,000	2,427
	Guangzhou Automobile Group Co. Ltd. Class H	6,096,058	2,410

		Shares	Market Value ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	85,597	2,376
	GF Securities Co. Ltd. Class H	2,360,597	2,376
	NAURA Technology Group Co. Ltd. Class A	74,500	2,357
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,663,619	2,352
	Aier Eye Hospital Group Co. Ltd. Class A	1,315,378	2,351
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,501,596	2,346
*,2	China Literature Ltd.	803,229	2,336
*	Air China Ltd. Class H	4,146,019	2,316
[1]	China Everbright Bank Co. Ltd. Class H	7,792,063	2,313
	Sungrow Power Supply Co. Ltd. Class A	211,762	2,313
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,668,680	2,313
	Poly Developments and Holdings Group Co. Ltd. Class A	1,727,695	2,306
[1]	Minth Group Ltd.	1,413,714	2,292
	China Construction Bank Corp. Class A	2,389,900	2,287
	Fosun International Ltd.	4,347,788	2,282
[1]	Shenzhen International Holdings Ltd.	2,766,160	2,277
	Baoshan Iron & Steel Co. Ltd. Class A	2,646,300	2,270
[2]	Hygeia Healthcare Holdings Co. Ltd. Class C	695,867	2,268
	Zhongsheng Group Holdings Ltd.	1,333,104	2,250
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,417,306	2,248
	China Conch Venture Holdings Ltd.	2,882,415	2,238
	Daqin Railway Co. Ltd. Class A	2,121,700	2,207
	Bank of Beijing Co. Ltd. Class A	3,106,900	2,206
	Sany Heavy Industry Co. Ltd. Class A	1,206,800	2,201
[1,2]	Smoore International Holdings Ltd.	3,632,350	2,196
	Shenzhen Transsion Holdings Co. Ltd. Class A	115,047	2,190
	SAIC Motor Corp. Ltd. Class A	1,145,915	2,184
	China Railway Group Ltd. Class A	2,473,418	2,177
	Dongfeng Motor Group Co. Ltd. Class H	5,622,643	2,171
	China Energy Engineering Corp. Ltd. Class A (XSSC)	7,341,699	2,159
*,1	Country Garden Holdings Co. Ltd.	26,416,793	2,143
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	2,143
*,2	Hua Hong Semiconductor Ltd.	1,182,633	2,143
	China Three Gorges Renewables Group Co. Ltd. Class A	3,413,500	2,107
	Tongwei Co. Ltd. Class A	648,500	2,105
	C&D International Investment Group Ltd.	1,272,759	2,102
	Shenwan Hongyuan Group Co. Ltd. Class A	3,417,031	2,082
[2]	China Resources Pharmaceutical Group Ltd.	3,402,732	2,075
	JOYY Inc. ADR	67,186	2,060
	Chongqing Changan Automobile Co. Ltd. Class A	1,147,380	2,046
	Yuexiu Property Co. Ltd.	3,248,853	2,034
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,182,566	2,008
[1]	Beijing Enterprises Water Group Ltd.	8,233,390	2,003
[1]	China Communications Services Corp. Ltd. Class H	4,857,205	2,000
	BOE Technology Group Co. Ltd. Class A	3,956,100	1,984
	Zhaojin Mining Industry Co. Ltd. Class H	2,081,137	1,940
	CSC Financial Co. Ltd. Class A	615,638	1,919
	Beijing Kingsoft Office Software Inc. Class A	64,563	1,919
	Weichai Power Co. Ltd. Class A	918,988	1,889
	Ganfeng Lithium Co. Ltd. Class A	398,000	1,888
	TravelSky Technology Ltd. Class H	1,862,759	1,874
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,849,306	1,854
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	210,200	1,843
	Henan Shuanghui Investment & Development Co. Ltd. Class A	460,300	1,827
	AviChina Industry & Technology Co. Ltd. Class H	4,898,567	1,807
[1]	Greentown China Holdings Ltd.	2,386,797	1,798
	Hisense Home Appliances Group Co. Ltd. Class H	747,000	1,793
*	Daqo New Energy Corp. ADR	98,484	1,778

		Shares	Market Value ($000)
	Huaxia Bank Co. Ltd. Class A	2,096,898	1,770
	Sinotrans Ltd. Class H	4,198,064	1,751
	Cosco Shipping Ports Ltd.	2,851,097	1,746
[2]	CSC Financial Co. Ltd. Class H	2,274,748	1,732
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,732
*,1	HengTen Networks Group Ltd.	10,315,840	1,731
	Iflytek Co. Ltd. Class A	325,000	1,729
	Bank of Shanghai Co. Ltd. Class A	1,928,791	1,720
	Bank of Nanjing Co. Ltd. Class A	1,464,065	1,693
	Chongqing Changan Automobile Co. Ltd. Class B	3,311,764	1,692
	Haitong Securities Co. Ltd. Class A	1,375,726	1,687
	Huadian Power International Corp. Ltd. Class H	3,485,550	1,672
[2]	Ganfeng Lithium Group Co. Ltd. Class H	625,990	1,672
	GD Power Development Co. Ltd. Class A	2,655,496	1,655
[1]	China Cinda Asset Management Co. Ltd. Class H	17,147,916	1,645
	Power Construction Corp. of China Ltd. Class A	2,344,400	1,644
	AECC Aviation Power Co. Ltd. Class A	373,300	1,634
	Focus Media Information Technology Co. Ltd. Class A	2,060,300	1,623
	ZTE Corp. Class A	525,479	1,607
*	Shanghai International Airport Co. Ltd. Class A	347,598	1,605
	Huatai Securities Co. Ltd. Class A	827,700	1,587
*,1,2	Ping An Healthcare and Technology Co. Ltd.	1,095,208	1,572
*,1	China Southern Airlines Co. Ltd. Class H	4,243,237	1,570
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,553
	China Merchants Securities Co. Ltd. Class A	828,667	1,545
	China Vanke Co. Ltd. Class A	1,147,500	1,538
	Guotai Junan Securities Co. Ltd. Class A	746,900	1,522
	Vinda International Holdings Ltd.	512,842	1,515
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	1,505
	Yunnan Baiyao Group Co. Ltd. Class A	231,620	1,502
	Tianqi Lithium Corp. Class A (XSEC)	231,384	1,502
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,757,115	1,466
	TCL Technology Group Corp. Class A	2,578,950	1,455
	Anhui Conch Cement Co. Ltd. Class A	450,400	1,450
	Anhui Gujing Distillery Co. Ltd. Class A	52,188	1,448
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	120,074	1,445
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,167,796	1,430
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	1,422
[1]	Flat Glass Group Co. Ltd. Class H	945,649	1,422
	Eve Energy Co. Ltd. Class A	288,064	1,398
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,397
	TBEA Co. Ltd. Class A	712,660	1,394
	Shougang Fushan Resources Group Ltd.	3,524,303	1,393
	Advanced Micro-Fabrication Equipment Inc. Class A	87,685	1,390
*	Alibaba Pictures Group Ltd.	27,622,294	1,383
	GF Securities Co. Ltd. Class A	723,700	1,382
	Zhongji Innolight Co. Ltd. Class A	95,298	1,359
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,964,293	1,359
	Citic Pacific Special Steel Group Co. Ltd. Class A	703,853	1,353
*,1,2	China Huarong Asset Management Co. Ltd. Class H	31,371,000	1,344
	Metallurgical Corp. of China Ltd. Class H	6,867,030	1,344
*,1	Microport Scientific Corp.	1,798,074	1,328
	Aluminum Corp. of China Ltd. Class A	1,656,400	1,317
[1]	Uni-President China Holdings Ltd.	2,337,604	1,313
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,303
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,302
	XCMG Construction Machinery Co. Ltd. Class A	1,653,400	1,296
[1]	Kingboard Laminates Holdings Ltd.	2,153,118	1,294

		Shares	Market Value ($000)
	China Suntien Green Energy Corp. Ltd. Class H	3,635,000	1,257
*,1,2	Luye Pharma Group Ltd.	3,681,461	1,236
	Guangdong Haid Group Co. Ltd. Class A	233,808	1,233
	Bank of Hangzhou Co. Ltd. Class A	808,835	1,229
*,1	Gds Holdings Ltd. Class A	1,829,827	1,226
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	502,620	1,222
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	519,800	1,222
	BOE Technology Group Co. Ltd. Class B	4,005,815	1,221
	Hithink RoyalFlush Information Network Co. Ltd. Class A	75,666	1,213
	Yihai International Holding Ltd.	942,418	1,210
	Beijing Tongrentang Co. Ltd. Class A	198,686	1,210
	Shenzhen Expressway Corp. Ltd. Class H	1,471,782	1,181
	Weibo Corp. ADR	145,392	1,178
	Fuyao Glass Industry Group Co. Ltd. Class A	220,900	1,172
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	846,119	1,170
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	1,168
*,1	Nine Dragons Paper Holdings Ltd.	3,151,072	1,167
[2]	BAIC Motor Corp. Ltd. Class H	4,387,436	1,167
	Yangzijiang Financial Holding Ltd.	4,972,896	1,163
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,570,940	1,162
	Orient Securities Co. Ltd. Class A	1,002,057	1,155
	Anhui Expressway Co. Ltd. Class H	1,108,728	1,150
	Huaneng Lancang River Hydropower Inc. Class A	942,200	1,148
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	168,658	1,147
[1]	Xtep International Holdings Ltd.	2,316,500	1,141
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,744,625	1,136
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,133
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	612,400	1,128
	Jiangsu King's Luck Brewery JSC Ltd. Class A	181,206	1,118
	JA Solar Technology Co. Ltd. Class A	469,089	1,117
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	269,300	1,112
	Sany Heavy Equipment International Holdings Co. Ltd.	1,692,000	1,101
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,099
	China International Marine Containers Group Co. Ltd. Class H	1,576,825	1,095
	Tsingtao Brewery Co. Ltd. Class A	112,711	1,094
	Shanghai Industrial Holdings Ltd.	888,512	1,088
	China Jinmao Holdings Group Ltd.	13,517,706	1,079
	Sichuan Road & Bridge Co. Ltd. Class A	962,038	1,077
*	Shanghai Electric Group Co. Ltd. Class H	5,733,404	1,073
[2]	China Merchants Securities Co. Ltd. Class H	1,430,913	1,069
*	China Southern Airlines Co. Ltd. Class A	1,315,097	1,056
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,050
	Lens Technology Co. Ltd. Class A	717,500	1,044
	GoerTek Inc. Class A	492,220	1,043
*	China Eastern Airlines Corp. Ltd. Class A	1,999,529	1,043
[2]	Jiumaojiu International Holdings Ltd.	1,769,000	1,042
[2]	Shandong Gold Mining Co. Ltd. Class H	719,366	1,036
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,032
*,1	Beijing Capital International Airport Co. Ltd. Class H	3,555,292	1,029
	Everbright Securities Co. Ltd. Class A	467,695	1,020
	Trina Solar Co. Ltd. Class A	316,234	1,020
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	1,015
	CMOC Group Ltd. Class A	1,344,791	1,007
	China Coal Energy Co. Ltd. Class A	589,138	1,000
	Montage Technology Co. Ltd. Class A	159,095	997
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	991
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	989
	Great Wall Motor Co. Ltd. Class A	346,880	988

		Shares	Market Value ($000)
	SDIC Power Holdings Co. Ltd. Class A	506,083	987
	Huadong Medicine Co. Ltd. Class A	244,100	985
	Jiangxi Copper Co. Ltd. Class A	391,000	981
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	334,470	978
	Huayu Automotive Systems Co. Ltd. Class A	430,169	975
*	Huaneng Power International Inc. Class A	798,100	973
*	Hopson Development Holdings Ltd.	2,102,947	972
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	133,000	970
*,1	China Eastern Airlines Corp. Ltd. Class H	3,897,171	967
	New China Life Insurance Co. Ltd. Class A	226,647	965
	Poly Property Services Co. Ltd. Class H	271,246	962
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	406,644	961
	Zhejiang NHU Co. Ltd. Class A	428,628	958
*,1,2	ZJLD Group Inc.	942,400	951
*	360 Security Technology Inc. Class A	1,000,799	949
	ENN Natural Gas Co. Ltd. Class A	385,400	938
	People's Insurance Co. Group of China Ltd. Class A	1,288,500	916
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	914
	Guanghui Energy Co. Ltd. Class A	916,800	899
	Datang International Power Generation Co. Ltd. Class H	5,821,035	893
	Changchun High & New Technology Industry Group Inc. Class A	55,882	889
	Ningbo Tuopu Group Co. Ltd. Class A	130,300	885
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	884
	Imeik Technology Development Co. Ltd. Class A	23,400	884
	Beijing New Building Materials plc Class A	236,796	881
	Yankuang Energy Group Co. Ltd. Class A	276,354	881
*	Satellite Chemical Co. Ltd. Class A	460,380	876
	China CITIC Bank Corp. Ltd. Class A	991,835	866
[2]	Legend Holdings Corp. Class H	1,083,979	864
	Industrial Securities Co. Ltd. Class A	1,135,810	863
	CSG Holding Co. Ltd. Class B	2,916,352	862
	GigaDevice Semiconductor Inc. Class A	99,071	862
	Zhejiang Juhua Co. Ltd. Class A	387,549	862
*,2	Jinxin Fertility Group Ltd.	3,099,161	860
	Maxscend Microelectronics Co. Ltd. Class A	67,008	860
	Zhejiang China Commodities City Group Co. Ltd. Class A	829,300	860
	Chaozhou Three-Circle Group Co. Ltd. Class A	269,500	857
*	Seres Group Co. Ltd. Class A	107,900	852
	China Everbright Ltd.	1,656,662	850
	Towngas Smart Energy Co. Ltd.	2,296,307	849
	China Lesso Group Holdings Ltd.	1,910,883	847
*	Air China Ltd. Class A	851,526	844
*	Wingtech Technology Co. Ltd. Class A	180,800	843
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	838
*	Tuya Inc. ADR	454,387	832
	Lufax Holding Ltd. ADR	350,698	831
	Shanghai RAAS Blood Products Co. Ltd. Class A	917,200	822
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	817
	Tianqi Lithium Corp. Class H	185,600	816
	JCET Group Co. Ltd. Class A	260,200	813
	Metallurgical Corp. of China Ltd. Class A	1,786,900	807
	Yintai Gold Co. Ltd. Class A	410,040	806
	Hundsun Technologies Inc. Class A	274,442	803
	Jiangsu Eastern Shenghong Co. Ltd. Class A	578,700	798
	China National Chemical Engineering Co. Ltd. Class A	891,800	797
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	261,815	796
*,2	China Bohai Bank Co. Ltd. Class H	5,854,083	795
	Mango Excellent Media Co. Ltd. Class A	264,729	789

		Shares	Market Value ($000)
	Inspur Electronic Information Industry Co. Ltd. Class A	200,420	786
*	Hengli Petrochemical Co. Ltd. Class A	480,400	786
	Zhejiang Huayou Cobalt Co. Ltd. Class A	224,050	778
	Guosen Securities Co. Ltd. Class A	693,581	777
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	774
	Lee & Man Paper Manufacturing Ltd.	2,857,583	769
	LB Group Co. Ltd. Class A	340,500	764
	China Resources Microelectronics Ltd. Class A	143,162	755
	Huaibei Mining Holdings Co. Ltd. Class A	309,600	750
	Yonyou Network Technology Co. Ltd. Class A	477,962	744
*,1	Seazen Group Ltd.	5,389,639	741
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	236,243	739
	China Oilfield Services Ltd. Class A	344,089	737
	China Jushi Co. Ltd. Class A	575,453	736
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	734
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	733
	China Reinsurance Group Corp. Class H	13,486,206	725
	Pharmaron Beijing Co. Ltd. Class A	245,978	724
	WUS Printed Circuit Kunshan Co. Ltd. Class A	263,770	723
*	New Hope Liuhe Co. Ltd. Class A	630,900	719
[2]	Orient Securities Co. Ltd. Class H	1,836,835	716
	Sieyuan Electric Co. Ltd. Class A	101,500	716
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	715
	Dongfang Electric Corp. Ltd. Class A	355,984	712
	Ningxia Baofeng Energy Group Co. Ltd. Class A	380,300	707
	Sailun Group Co. Ltd. Class A	420,800	707
	Yunnan Energy New Material Co. Ltd. Class A	119,210	705
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	704
	Henan Shenhuo Coal & Power Co. Ltd. Class A	302,900	704
*	Kunlun Tech Co. Ltd. Class A	169,000	702
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	132,679	701
	COSCO SHIPPING Development Co. Ltd. Class H	6,979,713	698
	Yunnan Aluminium Co. Ltd. Class A	466,000	697
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	19,514	690
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	685
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,623,558	684
	Wens Foodstuffs Group Co. Ltd. Class A	259,880	681
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	483,647	678
	Huadian Power International Corp. Ltd. Class A	789,700	669
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	669
	Shenzhen Investment Ltd.	4,731,151	666
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	739,152	665
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	664
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	663
	Hisense Home Appliances Group Co. Ltd. Class A	190,300	662
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	661
	Suzhou TFC Optical Communication Co. Ltd. Class A	55,500	661
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	659
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	659
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	37,300	658
	Hualan Biological Engineering Inc. Class A	267,864	657
	Dongfang Electric Corp. Ltd. Class H	765,491	655
	Caitong Securities Co. Ltd. Class A	630,577	653
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	282,286	647
	Western Mining Co. Ltd. Class A	326,300	647
*	Gotion High-tech Co. Ltd. Class A	247,900	645
	Shanghai Baosight Software Co. Ltd. Class A	112,920	645
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	312,300	643

		Shares	Market Value ($000)
	Shui On Land Ltd.	7,146,576	641
	Lingyi iTech Guangdong Co. Class A	966,500	639
*	Guangshen Railway Co. Ltd. Class H	3,142,100	632
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	630
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	626
	Youngor Group Co. Ltd. Class A	655,000	615
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	608
	SooChow Securities Co. Ltd. Class A	645,606	605
	YTO Express Group Co. Ltd. Class A	389,000	605
[1,2]	Angelalign Technology Inc.	88,767	604
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	600
	Hunan Valin Steel Co. Ltd. Class A	787,000	598
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	598
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,017,007	594
	SG Micro Corp. Class A (XSHE)	67,275	582
	Xiamen C & D Inc. Class A	428,300	578
	Shengyi Technology Co. Ltd. Class A	288,700	578
[2]	A-Living Smart City Services Co. Ltd.	1,496,040	576
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	435,350	574
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	574
*,1,2	Remegen Co. Ltd. Class H	290,500	567
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	566
	Shenzhen Energy Group Co. Ltd. Class A	651,220	563
	Guoyuan Securities Co. Ltd. Class A	631,751	563
	Zangge Mining Co. Ltd. Class A	163,196	563
*	Tongkun Group Co. Ltd. Class A	339,000	562
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	558
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	557
	Western Securities Co. Ltd. Class A	662,694	551
	Yunnan Yuntianhua Co. Ltd. Class A	250,396	550
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,103,700	547
	Guangzhou Automobile Group Co. Ltd. Class A	476,130	544
	Sinoma International Engineering Co. Class A	349,900	544
	China International Capital Corp. Ltd. Class A	120,800	544
	TongFu Microelectronics Co. Ltd. Class A	212,100	543
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	452,000	539
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	149,200	539
	Hangzhou Silan Microelectronics Co. Ltd. Class A	212,500	538
	Chongqing Brewery Co. Ltd. Class A	69,400	538
*	Kingsoft Cloud Holdings Ltd.	3,088,995	538
*	Kuang-Chi Technologies Co. Ltd. Class A	322,300	535
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	535
	Yealink Network Technology Corp. Ltd. Class A	157,595	535
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	535
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	531
	Meihua Holdings Group Co. Ltd. Class A	382,100	531
*	Juneyao Airlines Co. Ltd. Class A	319,218	529
[1,2]	Everbright Securities Co. Ltd. Class H	848,070	527
	Ningbo Deye Technology Co. Class A	55,850	527
	Ninestar Corp. Class A	195,225	526
	Angel Yeast Co. Ltd. Class A	121,700	524
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	236,000	523
	Sanan Optoelectronics Co. Ltd. Class A	340,900	522
*	Hainan Airlines Holding Co. Ltd. Class A	2,740,818	522
	Eoptolink Technology Inc. Ltd. Class A	88,700	521
	Flat Glass Group Co. Ltd. Class A	183,400	521
*	Yanlord Land Group Ltd.	1,342,387	519

		Shares	Market Value ($000)
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	518
	China Baoan Group Co. Ltd. Class A	342,200	515
	Supcon Technology Co. Ltd. Class A	104,832	515
	China Greatwall Technology Group Co. Ltd. Class A	442,000	512
	CNGR Advanced Material Co. Ltd. Class A	84,080	510
	CNPC Capital Co. Ltd. Class A	594,191	510
	SDIC Capital Co. Ltd. Class A	546,600	508
	Hubei Energy Group Co. Ltd. Class A	842,208	508
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	315,800	508
	Lao Feng Xiang Co. Ltd. Class A	58,369	504
	Founder Securities Co. Ltd. Class A	523,195	504
*	Spring Airlines Co. Ltd. Class A	69,200	504
	Walvax Biotechnology Co. Ltd. Class A	218,600	503
	Bank of Changsha Co. Ltd. Class A	500,900	500
	Jinko Solar Co. Ltd. Class A	451,480	498
[1]	Goldwind Science & Technology Co. Ltd.	1,360,661	497
	By-health Co. Ltd. Class A	237,266	497
[1]	Central China Securities Co. Ltd. Class H	3,757,621	495
	Zhejiang Chint Electrics Co. Ltd. Class A	190,493	495
	Sun Art Retail Group Ltd.	4,005,500	492
	Huafon Chemical Co. Ltd. Class A	577,800	492
	Huagong Tech Co. Ltd. Class A	137,159	491
	Hengtong Optic-electric Co. Ltd. Class A	320,200	490
	Dongxing Securities Co. Ltd. Class A	442,092	489
	Offshore Oil Engineering Co. Ltd. Class A	627,100	489
	China Zheshang Bank Co. Ltd. Class A	1,301,950	488
	Jointown Pharmaceutical Group Co. Ltd. Class A	502,934	488
	Changjiang Securities Co. Ltd. Class A	706,986	486
	Jizhong Energy Resources Co. Ltd. Class A	461,603	485
*,1	Jinke Smart Services Group Co. Ltd. Class H	459,100	485
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	483
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	480
	Jiangsu Pacific Quartz Co. Ltd.Class A	48,200	480
	China National Accord Medicines Corp. Ltd. Class B	275,659	479
	Sinoma Science & Technology Co. Ltd. Class A	241,600	479
	Hoshine Silicon Industry Co. Ltd. Class A	78,400	479
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	166,100	478
	China National Software & Service Co. Ltd. Class A	128,697	476
*	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	475
	Tianshui Huatian Technology Co. Ltd. Class A	524,000	475
	Huaxin Cement Co. Ltd. Class H	599,700	475
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,204,200	473
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	472
	COSCO SHIPPING Development Co. Ltd. Class A	1,440,340	471
	Wuhan Guide Infrared Co. Ltd. Class A	625,095	469
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	467
	China Rare Earth Resources And Technology Co. Ltd. Class A	139,300	467
	People.cn Co. Ltd. Class A	155,681	467
	Shanghai Electric Power Co. Ltd. Class A	422,000	467
	First Capital Securities Co. Ltd. Class A	636,700	466
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	464
	Shanghai Aiko Solar Energy Co. Ltd. Class A	240,100	463
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	617,600	463
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	461
	Xuji Electric Co. Ltd. Class A	166,500	460
	Southwest Securities Co. Ltd. Class A	893,700	460
	China Galaxy Securities Co. Ltd. Class A	282,300	458
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,207,990	457

		Shares	Market Value ($000)
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	540,642	456
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	220,300	455
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	195,900	453
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	60,314	453
	Hangzhou First Applied Material Co. Ltd. Class A	142,766	452
	Ginlong Technologies Co. Ltd. Class A	54,314	452
	TangShan Port Group Co. Ltd. Class A	801,200	451
	Eastroc Beverage Group Co. Ltd. Class A	19,800	449
	CNOOC Energy Technology & Services Ltd. Class A	1,098,700	448
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	446
*	OFILM Group Co. Ltd. Class A	479,400	446
*	Beijing Shougang Co. Ltd. Class A	1,001,600	445
	Eastern Air Logistics Co. Ltd. Class A	210,498	444
*	Seazen Holdings Co. Ltd. Class A	321,597	443
	Shenzhen MTC Co. Ltd. Class A	671,146	443
	Western Superconducting Technologies Co. Ltd. Class A	89,566	442
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	441
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	441
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	439
	Chongqing Rural Commercial Bank Co. Ltd. Class A	727,900	439
*	Cambricon Technologies Corp. Ltd. Class A	28,954	439
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	438
	Ningbo Shanshan Co. Ltd. Class A	314,000	437
	Angang Steel Co. Ltd. Class H	2,658,568	436
	CGN Power Co. Ltd. Class A	818,000	435
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	434
	Chengdu Xingrong Environment Co. Ltd. Class A	533,705	434
	GRG Banking Equipment Co. Ltd. Class A	328,787	434
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	433
	Goldwind Science & Technology Co. Ltd. Class A	445,497	433
	Sichuan Swellfun Co. Ltd. Class A	64,700	431
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	431
*	Wanda Film Holding Co. Ltd. Class A	279,999	431
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	44,783	431
	Zhejiang Supor Co. Ltd. Class A	60,776	428
*	Shanxi Meijin Energy Co. Ltd. Class A	571,200	426
	GEM Co. Ltd. Class A	677,098	425
	Songcheng Performance Development Co. Ltd. Class A	342,320	424
	Zhongjin Gold Corp. Ltd. Class A	323,100	424
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	423
	Tian Di Science & Technology Co. Ltd. Class A	529,200	423
*	Tianma Microelectronics Co. Ltd. Class A	364,666	422
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,400	420
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	241,100	419
	Guangxi Guiguan Electric Power Co. Ltd. Class A	515,960	418
	Liaoning Port Co. Ltd. Class A	2,183,500	417
	Anjoy Foods Group Co. Ltd. Class A	40,100	416
	Weifu High-Technology Group Co. Ltd. Class B	347,462	415
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	415
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	307,100	415
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	414
	Ingenic Semiconductor Co. Ltd. Class A	62,500	414
	Sunresin New Materials Co. Ltd. Class A	67,300	414
	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	413
	YongXing Special Materials Technology Co. Ltd. Class A	65,910	410
	Ming Yang Smart Energy Group Ltd. Class A	326,600	409
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	408

		Shares	Market Value ($000)
	JiuGui Liquor Co. Ltd. Class A	47,100	408
	Keda Industrial Group Co. Ltd. Class A	270,600	408
[2]	Pharmaron Beijing Co. Ltd. Class H	313,827	406
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	406
*	Guolian Securities Co. Ltd. Class A	286,300	406
	Bethel Automotive Safety Systems Co. Ltd. Class A	56,200	404
	China Great Wall Securities Co. Ltd. Class A	395,400	404
	Asymchem Laboratories Tianjin Co. Ltd. Class A	33,740	403
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	402
	StarPower Semiconductor Ltd. Class A	22,700	402
	Xiamen Tungsten Co. Ltd. Class A	187,399	399
	Ningbo Joyson Electronic Corp. Class A	197,500	398
*	Unisplendour Corp. Ltd. Class A	183,037	396
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	122,000	396
	BBMG Corp. Class H	5,067,085	395
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	395
	Beijing Enlight Media Co. Ltd. Class A	382,000	394
	Yunnan Tin Co. Ltd. Class A	221,500	389
*	Hengyi Petrochemical Co. Ltd. Class A	448,600	389
	Shenzhen SED Industry Co. Ltd. Class A	159,100	389
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	388
	Xinjiang Daqo New Energy Co. Ltd. Class A	106,415	388
	Xiamen Faratronic Co. Ltd. Class A	32,300	387
	Hesteel Co. Ltd. Class A	1,336,700	387
	Sinotrans Ltd. Class A	502,200	386
	Xiangcai Co. Ltd. Class A	374,600	385
	Sinomine Resource Group Co. Ltd. Class A	88,480	385
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	101,694	385
	Sunwoda Electronic Co. Ltd. Class A	235,400	383
	Thunder Software Technology Co. Ltd. Class A	54,800	383
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	382
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	381
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	381
	Shanghai Lingang Holdings Corp. Ltd. Class A	277,488	380
[2]	Blue Moon Group Holdings Ltd.	1,677,000	380
	Beijing Tiantan Biological Products Corp. Ltd. Class A	103,200	379
*	Topchoice Medical Corp. Class A	45,378	376
[1,2]	Joinn Laboratories China Co. Ltd. Class H	305,563	376
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	374
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	373
[1]	China Energy Engineering Corp. Ltd. Class H	4,226,000	373
	Amlogic Shanghai Co. Ltd. Class A	60,336	373
	Bloomage Biotechnology Corp. Ltd. Class A	47,917	373
	GalaxyCore Inc. Class A	163,979	373
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	372
	Bank of Guiyang Co. Ltd. Class A	508,200	372
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	371
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	370
	Kingnet Network Co. Ltd. Class A	279,500	370
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	369
	Tianjin Guangyu Development Co. Ltd. Class A	292,500	369
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	367
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	104,120	367
	Gemdale Corp. Class A	649,600	366
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	132,692	365
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	364
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	363

		Shares	Market Value ($000)
*	Hainan Airport Infrastructure Co. Ltd. Class A	747,323	363
	China South Publishing & Media Group Co. Ltd. Class A	230,100	361
	Shenzhen Gas Corp. Ltd. Class A	408,000	361
	AVICOPTER plc Class A	78,400	360
	Shandong Hi-speed Co. Ltd. Class A	338,700	360
	Beijing Roborock Technology Co. Ltd. Class A	9,001	360
	Ecovacs Robotics Co. Ltd. Class A	80,000	356
*	BTG Hotels Group Co. Ltd. Class A	182,796	356
	Giant Network Group Co. Ltd. Class A	277,700	356
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	354
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	354
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	484,600	353
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	353
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	352
	Yunnan Copper Co. Ltd. Class A	250,500	352
*	Guosheng Financial Holding Inc. Class A	244,600	350
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	348
	Shenzhen SC New Energy Technology Corp. Class A	44,100	347
	Huaxin Cement Co. Ltd. Class A	187,800	344
	Beijing Originwater Technology Co. Ltd. Class A	516,100	343
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	343
	Gongniu Group Co. Ltd. Class A	26,495	343
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	342
	CECEP Wind-Power Corp. Class A	864,890	342
	Skshu Paint Co. Ltd. Class A	67,788	340
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	268,072	339
[1]	China Meidong Auto Holdings Ltd.	960,000	338
	Shanghai Rural Commercial Bank Co. Ltd. Class A	382,189	337
	Fujian Sunner Development Co. Ltd. Class A	160,100	334
	Sealand Securities Co. Ltd. Class A	740,740	333
	Beijing Ultrapower Software Co. Ltd. Class A	254,000	330
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	328
*	GCL System Integration Technology Co. Ltd. Class A	974,100	328
	Weihai Guangwei Composites Co. Ltd. Class A	99,520	326
	Chengxin Lithium Group Co. Ltd. Class A	115,200	325
*	FAW Jiefang Group Co. Ltd. Class A	296,300	324
	Wangsu Science & Technology Co. Ltd. Class A	300,300	324
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	324
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	323
*	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	320
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	131,500	318
*	NavInfo Co. Ltd. Class A	350,596	317
	Shenergy Co. Ltd. Class A	312,600	316
*	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	315
	Canmax Technologies Co. Ltd. Class A	114,920	315
	Shanxi Securities Co. Ltd. Class A	455,390	314
	Yutong Bus Co. Ltd. Class A	148,500	314
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	314
	Hangzhou Lion Electronics Co. Ltd. Class A	109,534	312
*	Sinopec Oilfield Service Corp. Class H	5,410,803	311
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	92,900	310
	iRay Technology Co. Ltd. Class A	10,374	310
	Newland Digital Technology Co. Ltd. Class A	140,399	309
*	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	308
	Luxi Chemical Group Co. Ltd. Class A	238,800	307
	Livzon Pharmaceutical Group Inc. Class A	64,500	305
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	305
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	91,877	305

		Shares	Market Value ($000)
*	National Silicon Industry Group Co. Ltd. Class A	154,269	305
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	303
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	303
	Northeast Securities Co. Ltd. Class A	324,100	302
*,1	Ming Yuan Cloud Group Holdings Ltd.	1,138,000	302
*	Sichuan New Energy Power Co. Ltd. Class A	216,500	302
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	360,200	300
	Datang International Power Generation Co. Ltd. Class A	882,200	300
	Zhefu Holding Group Co. Ltd. Class A	694,800	299
*	Fangda Carbon New Material Co. Ltd. Class A	485,516	299
*	Loongson Technology Corp. Ltd. Class A	27,095	298
	Bank of Chengdu Co. Ltd. Class A	169,900	297
	Angang Steel Co. Ltd. Class A	884,100	296
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	296
	China Meheco Co. Ltd. Class A	202,720	296
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	295
*,1,2	CanSino Biologics Inc. Class H	141,859	295
	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	295
	Hongfa Technology Co. Ltd. Class A	93,700	293
	Xiamen ITG Group Corp. Ltd. Class A	308,000	293
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	293
	CECEP Solar Energy Co. Ltd. Class A	417,380	293
*	Jiangxi Special Electric Class A	232,600	293
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	292
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	292
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	292
	Ovctek China Inc. Class A	120,520	292
[2]	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	292
	Zhongtai Securities Co. Ltd. Class A	321,300	292
	Shanxi Coal International Energy Group Co. Ltd. Class A	124,300	292
	Wanxiang Qianchao Co. Ltd. Class A	479,233	291
	Huafa Industrial Co. Ltd. Zhuhai Class A	313,100	291
*	Oriental Energy Co. Ltd. Class A	214,100	290
	An Hui Wenergy Co. Ltd. Class A	291,400	289
	Wuxi Autowell Technology Co. Ltd. Class A	28,953	289
	Zhongshan Public Utilities Group Co. Ltd. Class A	279,400	287
	Kaishan Group Co. Ltd. Class A	163,044	285
	HLA Group Corp. Ltd. Class A	265,653	284
*	Beijing Sinnet Technology Co. Ltd. Class A	261,100	282
	Zheshang Securities Co. Ltd. Class A	209,900	282
	Huaxi Securities Co. Ltd. Class A	270,300	281
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	280
	Bank of Qingdao Co. Ltd. Class A	636,280	280
	DHC Software Co. Ltd. Class A	399,300	278
	Hisense Visual Technology Co. Ltd. Class A	90,100	278
	Bright Dairy & Food Co. Ltd. Class A	234,200	277
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	276
	Huali Industrial Group Co. Ltd. Class A	37,300	276
	Shanghai Construction Group Co. Ltd. Class A	851,600	275
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	275
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	745,732	274
	Taiji Computer Corp. Ltd. Class A	86,698	273
	Shenghe Resources Holding Co. Ltd. Class A	237,500	273
*	Bank of Zhengzhou Co. Ltd. Class A	978,341	273
	Hunan Gold Corp. Ltd. Class A	180,700	272
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	271
*	Shandong Humon Smelting Co. Ltd. Class A	212,176	271

		Shares	Market Value ($000)
	Xinjiang Tianshan Cement Co. Ltd. Class A	293,400	270
	BBMG Corp. Class A	1,057,400	270
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	88,500	269
*	BeiGene Ltd. Class A	17,882	268
[2]	Qingdao Port International Co. Ltd. Class H	476,433	267
[1,2]	Sunac Services Holdings Ltd.	1,306,666	267
	Chongqing Water Group Co. Ltd. Class A	330,700	267
	Yangling Metron New Material Inc. Class A	78,900	267
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	149,700	266
	Shanghai M&G Stationery Inc. Class A	62,300	266
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	265
	CETC Cyberspace Security Technology Co. Ltd. Class A	114,898	264
	Jafron Biomedical Co. Ltd. Class A	105,984	264
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	264
	Oppein Home Group Inc. Class A	30,762	263
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	263
	Raytron Technology Co. Ltd. Class A	57,119	263
*	Dada Nexus Ltd. ADR	137,907	261
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	261
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	261
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	261
	GoodWe Technologies Co. Ltd. Class A	20,088	261
	Sinolink Securities Co. Ltd. Class A	222,700	260
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	259
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	259
	CMST Development Co. Ltd. Class A	379,200	259
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	257
	Beijing United Information Technology Co. Ltd. Class A	104,255	257
*	Sinopec Oilfield Service Corp. Class A	1,051,000	256
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	255
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	79,400	255
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	252
*	Leo Group Co. Ltd. Class A	873,400	250
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	250
*	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	249
	Financial Street Holdings Co. Ltd. Class A	536,890	249
	Glarun Technology Co. Ltd. Class A	159,000	249
	Pylon Technologies Co. Ltd. Class A	22,358	249
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	246
	Zhejiang Hailiang Co. Ltd. Class A	193,600	246
*	Shenzhen Airport Co. Ltd. Class A	282,616	244
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	244
	Harbin Boshi Automation Co. Ltd. Class A	142,800	243
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	243
	Longshine Technology Group Co. Ltd. Class A	161,400	243
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	61,201	243
	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	243
	Shede Spirits Co. Ltd. Class A	21,100	243
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	112,083	242
	Jiangsu Expressway Co. Ltd. Class A	152,175	241
	Shenzhen Dynanonic Co. Ltd. Class A	41,632	241
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	239
	Laobaixing Pharmacy Chain JSC Class A	62,608	237
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	296,885	237
	Winning Health Technology Group Co. Ltd. Class A	298,080	236
	Hoyuan Green Energy Co. Ltd. Class A	68,500	236
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	229,800	235
	Fujian Funeng Co. Ltd. Class A	202,540	234

		Shares	Market Value ($000)
*,1	Shandong Chenming Paper Holdings Ltd. Class H	1,123,298	234
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	128,727	234
	Goke Microelectronics Co. Ltd. Class A	37,300	234
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	232
	Jinduicheng Molybdenum Co. Ltd. Class A	182,600	232
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,400	232
*	Guangdong Electric Power Development Co. Ltd. Class A	341,100	231
*	Ourpalm Co. Ltd. Class A	375,000	230
	Wolong Electric Group Co. Ltd. Class A	172,500	229
	Piotech Inc. Class A	10,101	229
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	228
	Intco Medical Technology Co. Ltd. Class A	83,610	227
	Chinalin Securities Co. Ltd. Class A	141,500	227
	Yonfer Agricultural Technology Co. Ltd. Class A	156,400	225
	Dian Diagnostics Group Co. Ltd. Class A	92,200	224
*	Guangdong Golden Dragon Development Inc. Class A	136,800	224
	Cathay Biotech Inc. Class A	36,677	224
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	223
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	223
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	80,100	223
	China World Trade Center Co. Ltd. Class A	93,200	223
	Caida Securities Co. Ltd. Class A	215,500	223
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,800	222
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	130,400	222
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	221
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	78,300	221
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	219
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	356,218	218
*	Hytera Communications Corp. Ltd. Class A	316,800	217
	Jiangling Motors Corp. Ltd. Class A	74,254	217
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	385,000	217
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	217
*	Greenland Holdings Corp. Ltd. Class A	732,600	216
	Perfect World Co. Ltd. Class A	161,300	215
*	Tianfeng Securities Co. Ltd. Class A	519,400	214
*	MOG Digitech Holdings Ltd.	1,096,000	209
	Shanghai AJ Group Co. Ltd. Class A	315,233	208
	Hefei Meiya Optoelectronic Technology Inc. Class A	95,810	207
	Valiant Co. Ltd. Class A	115,600	207
	Leyard Optoelectronic Co. Ltd. Class A	328,500	207
*	Shenzhen Goodix Technology Co. Ltd. Class A	28,200	206
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	206
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	206
*	Beijing Jetsen Technology Co. Ltd. Class A	370,800	206
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	205
*	Wintime Energy Group Co. Ltd. Class A	1,124,000	205
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	204
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	25,900	204
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	203
*	Pacific Securities Co Ltd./The/China Class A	452,600	203
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	203
	Levima Advanced Materials Corp. Class A	101,600	203
	Youngy Co. Ltd. Class A	36,300	202
*	STO Express Co. Ltd. Class A	207,099	201
	All Winner Technology Co. Ltd. Class A	90,420	201
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	314,900	201
	3peak Inc. Class A	14,710	201
	East Group Co. Ltd. Class A	263,800	200

		Shares	Market Value ($000)
*	Guangshen Railway Co. Ltd. Class A	505,300	200
	Daan Gene Co. Ltd. Class A	192,016	199
	Chongqing Department Store Co. Ltd. Class A	50,200	197
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	196
	Shandong Publishing & Media Co. Ltd. Class A	145,100	196
	China National Medicines Corp. Ltd. Class A	47,000	196
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	195
	Shaanxi Energy Investment Co. Ltd. Class A	170,600	195
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	147,500	194
*	Shandong Denghai Seeds Co. Ltd. Class A	135,400	193
*	Lakala Payment Co. Ltd. Class A	106,100	193
	Luenmei Quantum Co. Ltd. Class A	244,900	192
*	China Film Co. Ltd. Class A	117,766	192
	Dongguan Development Holdings Co. Ltd. Class A	145,600	191
	Empyrean Technology Co. Ltd. Class A	17,530	190
*	Yonghui Superstores Co. Ltd. Class A	550,200	188
*	Tsinghua Tongfang Co. Ltd. Class A	238,000	188
*	IRICO Display Devices Co. Ltd. Class A	230,600	187
	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	186
	Shaanxi International Trust Co. Ltd. Class A	446,000	185
	Weifu High-Technology Group Co. Ltd. Class A	82,500	185
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	185
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	184
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	127,991	184
	BOC International China Co. Ltd. Class A	127,700	184
	North Industries Group Red Arrow Co. Ltd. Class A	115,200	183
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	183
	C&S Paper Co. Ltd. Class A	158,800	183
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	183
	Addsino Co. Ltd. Class A	205,500	182
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	182
	Bank of Suzhou Co. Ltd. Class A	184,760	182
	Shanghai Huayi Group Co. Ltd. Class B	421,647	181
	Porton Pharma Solutions Ltd. Class A	73,195	181
	Suofeiya Home Collection Co. Ltd. Class A	83,100	180
	Keboda Technology Co. Ltd. Class A	24,000	179
*	Chongqing Taiji Industry Group Co. Ltd. Class A	38,500	179
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	37,397	178
	Nanjing Securities Co. Ltd. Class A	171,100	178
*	Sangfor Technologies Inc. Class A	23,400	178
	Jiajiayue Group Co. Ltd. Class A	121,900	178
	Minmetals Capital Co. Ltd. Class A	250,700	178
*	SICC Co. Ltd. Class A	26,175	178
	Tasly Pharmaceutical Group Co. Ltd. Class A	88,800	178
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	177
	Hwatsing Technology Co. Ltd. Class A	8,589	177
	Hangzhou Shunwang Technology Co. Ltd. Class A	115,900	176
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	271,200	176
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	175
	ACM Research Shanghai Inc. Class A	16,201	175
	Sichuan Changhong Electric Co. Ltd. Class A	296,400	174
	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	173
	China International Marine Containers Group Co. Ltd. Class A	155,340	173
[1,2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	172
	Jiangsu Guoxin Corp. Ltd. Class A	176,345	172
	Oriental Pearl Group Co. Ltd. Class A	179,500	171
	China Enterprise Co. Ltd. Class A	324,655	171
	Dongguan Yiheda Automation Co. Ltd. Class A	66,120	171

		Shares	Market Value ($000)
*	ASR Microelectronics Co. Ltd. Class A	26,723	171
*	Qi An Xin Technology Group Inc. Class A	41,248	171
*	China TransInfo Technology Co. Ltd. Class A	137,600	169
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	169
	Zhejiang Medicine Co. Ltd. Class A	131,900	169
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	33,200	169
	Rockchip Electronics Co. Ltd. Class A	26,300	169
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,880	167
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	34,294	165
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	477,970	164
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	164
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	58,000	163
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	162
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	162
*	Shandong Xinchao Energy Corp. Ltd. Class A	416,200	162
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	161
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	161
	Shennan Circuits Co. Ltd. Class A	21,938	161
	Shenzhen Expressway Corp. Ltd. Class A	126,300	161
	Autohome Inc. Class A	26,424	161
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	160
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	49,972	159
	China XD Electric Co. Ltd. Class A	224,222	159
	Central China Securities Co. Ltd. Class A	316,700	158
	ORG Technology Co. Ltd. Class A	296,500	157
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	157
	Huaan Securities Co. Ltd. Class A	252,000	157
*	Topsec Technologies Group Inc. Class A	163,600	156
	Zhejiang Longsheng Group Co. Ltd. Class A	145,100	156
	China National Accord Medicines Corp. Ltd. Class A	37,310	155
*	Wonders Information Co. Ltd. Class A	183,400	155
*	Shanying International Holding Co. Ltd. Class A	647,200	154
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	153
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	153
*	CanSino Biologics Inc. Class A	21,240	153
	Huaxia Eye Hospital Group Class A	39,500	153
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	157,100	152
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	151
	Huapont Life Sciences Co. Ltd. Class A	257,600	151
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	151
	Shanghai Bailian Group Co. Ltd. Class B	308,716	150
*	Beiqi Foton Motor Co. Ltd. Class A	442,600	150
	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	149
*	Alpha Group Class A	166,500	149
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	148
	Yunda Holding Co. Ltd. Class A	167,770	146
	Camel Group Co. Ltd. Class A	148,270	146
	Autobio Diagnostics Co. Ltd. Class A	22,100	145
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	145
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	145
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	144
	Guangzhou Development Group Inc. Class A	192,600	144
	Visual China Group Co. Ltd. Class A	87,900	143
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	85,600	143
	Zhejiang Runtu Co. Ltd. Class A	181,405	142
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	142

		Shares	Market Value ($000)
	Joyoung Co. Ltd. Class A	95,700	141
	Hongta Securities Co. Ltd. Class A	137,800	141
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	140
	Suning Universal Co. Ltd. Class A	420,023	139
	Sichuan Teway Food Group Co. Ltd. Class A	89,244	139
	Bluestar Adisseo Co. Class A	133,700	139
	Hoymiles Power Electronics, Inc. Class A	5,306	139
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	138
*	Deppon Logistics Co. Ltd. Class A	73,700	137
*	Offcn Education Technology Co. Ltd. Class A	277,400	136
	Guangdong South New Media Co. Ltd. Class A	29,300	136
	JL Mag Rare-Earth Co. Ltd. Class A	65,920	136
*	Shenzhen Infogem Technologies Co. Ltd. Class A	96,688	135
*	NanJi E-Commerce Co. Ltd. Class A	314,099	134
*	Xinfengming Group Co. Ltd. Class A	81,300	134
	LianChuang Electronic Technology Co. Ltd. Class A	145,110	133
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	133
	Beijing Capital Development Co. Ltd. Class A	340,513	132
	Anhui Expressway Co. Ltd. Class A	76,200	132
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	130
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	129
	Baiyin Nonferrous Group Co. Ltd. Class A	377,500	129
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	128
	Aisino Corp. Class A	106,200	128
	Easyhome New Retail Group Co. Ltd.Class A	323,400	128
	Xinhu Zhongbao Co. Ltd. Class A	432,800	127
	Shanghai Bailian Group Co. Ltd. Class A	104,700	127
	Winner Medical Co. Ltd. Class A	29,540	127
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	126
	CITIC Heavy Industries Co. Ltd. Class A	245,500	126
*	Polaris Bay Group Co. Ltd. Class A	122,700	125
	Jiangsu Financial Leasing Co. Ltd. Class A	186,600	125
	Wangfujing Group Co. Ltd. Class A	64,200	124
	Hunan Changyuan Lico Co. Ltd. Class A	158,590	124
	Skyworth Digital Co. Ltd. Class A	88,700	123
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	25,600	123
	China Railway Hi-tech Industry Co. Ltd. Class A	118,700	123
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	122
	COFCO Sugar Holding Co. Ltd. Class A	101,700	120
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	120
	Qinhuangdao Port Co. Ltd. Class A	294,000	120
*	Beijing Haixin Energy Technology Co. Ltd. Class A	292,200	119
	Joinn Laboratories China Co. Ltd. Class A	51,828	119
*	Bestechnic Shanghai Co. Ltd. Class A	7,844	119
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	118
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	117
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	116
*	Harbin Hatou Investment Co. Ltd. Class A	130,729	116
	China Merchants Port Group Co. Ltd. Class A	48,600	115
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	115
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	115
	ADAMA Ltd. Class A	134,900	115
	Anker Innovations Technology Co. Ltd. Class A	12,000	115
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	391,867	115
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	114
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	88,300	114
	Suzhou Nanomicro Technology Co. Ltd. Class A	41,917	114
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	113

		Shares	Market Value ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	113
	Inmyshow Digital Technology Group Co. Ltd. Class A	177,000	113
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	87,771	113
*	China Grand Automotive Services Group Co. Ltd. Class A	529,000	111
*	Shanghai Awinic Technology Co. Ltd. Class A	14,921	111
	AVIC Chengdu UAS Co. Ltd. Class A	25,047	108
	Sinochem International Corp. Class A	194,700	107
*	Farasis Energy Gan Zhou Co. Ltd. Class A	63,114	106
	Opple Lighting Co. Ltd. Class A	47,874	105
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	105
*	Qingdao Rural Commercial Bank Corp. Class A	289,500	105
	Hangzhou Iron & Steel Co. Class A	167,700	105
	State Grid Yingda Co. Ltd. Class A	170,406	105
*	Fushun Special Steel Co. Ltd. Class A	125,600	104
*	Holitech Technology Co. Ltd. Class A	399,600	103
	Eyebright Medical Technology Beijing Co. Ltd. Class A	5,481	103
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	102
	Suzhou Novosense Microelectronics Co. Ltd. Class A	7,086	102
	Micro-Tech Nanjing Co. Ltd. Class A	9,869	101
*	Youzu Interactive Co. Ltd. Class A	74,000	100
*	Tibet Summit Resources Co. Ltd. Class A	79,600	100
	Triangle Tyre Co. Ltd. Class A	50,500	100
	Juewei Food Co. Ltd. Class A	34,894	98
	Bank of Xi'an Co. Ltd. Class A	206,600	98
	Jiangling Motors Corp. Ltd. Class B	105,836	96
	BGI Genomics Co. Ltd. Class A	18,391	96
	Beijing Jingneng Power Co. Ltd. Class A	233,500	96
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	95
	KingClean Electric Co. Ltd. Class A	35,714	94
	Shenzhen Aisidi Co. Ltd. Class A	83,700	94
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	580,160	93
	Jointo Energy Investment Co. Ltd. Hebei Class A	140,800	93
	Sinosoft Co. Ltd. Class A	28,393	93
	Maccura Biotechnology Co. Ltd. Class A	55,900	91
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	224,130	91
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	151,500	90
	Anhui Xinhua Media Co. Ltd. Class A	98,600	89
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	142,800	89
	Jinyu Bio-Technology Co. Ltd. Class A	77,800	88
	China Southern Power Grid Energy Storage Co. Ltd. Class A	73,500	88
	Digital China Information Service Co. Ltd. Class A	72,800	87
	Xi'An Shaangu Power Co. Ltd. Class A	88,900	86
	Hainan Mining Co. Ltd. Class A	109,100	86
	Transfar Zhilian Co. Ltd. Class A	144,000	85
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	358,300	84
	Maanshan Iron & Steel Co. Ltd. Class H	552,000	83
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	83
	Baoji Titanium Industry Co. Ltd. Class A	24,423	82
	Liaoning Cheng Da Co. Ltd. Class A	56,400	81
	China Animal Husbandry Industry Co. Ltd. Class A	63,500	81
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	113,100	81
	Cinda Real Estate Co. Ltd. Class A	163,883	80
	Rongan Property Co. Ltd. Class A	245,300	79
	Shanghai Jahwa United Co. Ltd. Class A	31,200	78
	Chengdu XGimi Technology Co. Ltd. Class A	6,844	78
*	Double Medical Technology Inc. Class A	19,400	77
	Bestore Co. Ltd. Class A	35,300	77
	Range Intelligent Computing Technology Group Co. Ltd. Class A	27,800	77

		Shares	Market Value ($000)
	Shanghai SMI Holding Co. Ltd. Class A	154,200	77
*	Neusoft Corp. Class A	71,800	77
*	North China Pharmaceutical Co. Ltd. Class A	122,700	77
	Zhejiang Construction Investment Group Co. Ltd. Class A	62,000	76
	Sany Heavy Energy Co. Ltd. Class A	21,824	76
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,900	75
	Blue Sail Medical Co. Ltd. Class A	99,100	74
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	74
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	69,200	74
	Kingfa Sci & Tech Co. Ltd. Class A	85,400	73
*	Far East Smarter Energy Co. Ltd. Class A	146,500	73
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	72
	Toly Bread Co. Ltd. Class A	76,654	70
	China Southern Power Grid Technology Co. Ltd. Class A	23,810	69
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	68
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	68
*	Huayi Brothers Media Corp. Class A	235,000	67
*	China Fortune Land Development Co. Ltd. Class A	319,200	66
*	Hunan Corun New Energy Co. Ltd. Class A	124,700	66
	Beijing Gehua CATV Network Co. Ltd. Class A	66,000	64
	DongFeng Automobile Co. Ltd. Class A	83,700	63
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	60
	Tianneng Battery Group Co. Ltd. Class A	17,446	60
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	14,800	55
	Guizhou Zhenhua E Chem Inc. Class A	26,227	52
	Xiamen Intretech Inc. Class A	26,180	51
	Sansure Biotech Inc. Class A	20,483	51
	Red Star Macalline Group Corp. Ltd. Class A	107,580	50
	Yuneng Technology Co. Ltd. Class A	4,255	48
*	Autel Intelligent Technology Corp. Ltd. Class A	18,295	45
	China West Construction Group Co. Ltd. Class A	50,600	44
	Three Squirrels Inc. Class A	18,000	43
	OPT Machine Vision Tech Co. Ltd. Class A	4,128	42
*	Shandong Chenming Paper Holdings Ltd. Class A	61,800	29
*,3	Yango Group Co. Ltd. Class A	522,797	27
	Contec Medical Systems Co. Ltd. Class A	11,700	27
	CSG Holding Co. Ltd. Class A	30,500	23
			3,501,803
Colombia (0.0%)
	Bancolombia SA ADR	224,938	7,076
	Bancolombia SA	543,277	4,571
	Interconexion Electrica SA ESP	882,001	3,819
	Ecopetrol SA	5,689,719	3,412
[1]	Ecopetrol SA ADR	185,040	2,226
	Grupo Aval Acciones y Valores SA ADR	21,896	57
			21,161
Czech Republic (0.0%)
	CEZ A/S	318,061	12,049
	Komercni banka A/S	152,878	5,016
[2]	Moneta Money Bank A/S	670,223	2,884
	Philip Morris CR A/S	785	546
	Colt CZ Group SE	14,222	360
			20,855
Denmark (2.1%)
	Novo Nordisk A/S Class B	6,280,563	717,896
	DSV A/S	349,231	62,481
*	Vestas Wind Systems A/S	2,019,885	56,951

		Shares	Market Value ($000)
	Novozymes A/S Class B	715,640	36,670
*	Genmab A/S	130,991	36,222
	Danske Bank A/S	1,329,842	35,708
	Coloplast A/S Class B	249,145	28,719
	Pandora A/S	162,094	23,685
	Carlsberg A/S Class B	182,900	23,533
[2]	Orsted A/S	378,305	21,323
	AP Moller - Maersk A/S Class B	10,588	19,522
	Tryg A/S	700,189	14,966
*	Demant A/S	190,878	8,647
	AP Moller - Maersk A/S Class A	4,553	8,256
	Royal Unibrew A/S	98,782	6,471
	ROCKWOOL A/S Class B	17,519	4,776
	H Lundbeck A/S	490,004	2,482
	H Lundbeck A/S Shares A	124,308	548
			1,108,856
Egypt (0.0%)
	Commercial International Bank Egypt SAE	4,461,788	12,702
	Telecom Egypt Co.	670,733	792
	Egypt Kuwait Holding Co. SAE (XCAI)	546,782	432
	Egypt Kuwait Holding Co. SAE	229,221	358
			14,284
Finland (0.7%)
	Nordea Bank Abp	5,225,418	64,397
	UPM-Kymmene OYJ	1,068,539	38,865
	Nokia OYJ	10,372,141	37,498
	Sampo OYJ Class A	894,025	37,420
	Kone OYJ Class B	654,039	32,376
	Neste OYJ	834,660	28,775
	Nordea Bank Abp (XHEL)	1,625,113	20,025
	Stora Enso OYJ Class R	1,154,599	14,692
	Wartsila OYJ Abp	975,853	14,395
	Elisa OYJ	284,887	12,980
	Metso OYJ	1,283,443	12,828
	Fortum OYJ	870,672	11,902
	Kesko OYJ Class B	542,933	10,603
	Orion OYJ Class B	209,743	9,656
	Valmet OYJ	330,141	9,344
*	Mandatum OYJ	947,016	4,276
			360,032
France (7.2%)
	LVMH Moet Hennessy Louis Vuitton SE	496,517	413,132
	TotalEnergies SE	4,408,445	286,000
	Sanofi SA	2,184,289	218,747
	Schneider Electric SE	1,071,133	210,424
	Airbus SE	1,175,255	187,202
*	L'Oreal SA Loyalty Shares	348,321	166,691
	Hermes International SCA	68,611	144,746
	BNP Paribas SA	2,086,466	140,178
	Safran SA	683,929	127,696
*	Air Liquide SA Loyalty Shares	681,893	127,605
	Vinci SA	994,134	125,581
	EssilorLuxottica SA	610,994	119,738
	AXA SA	3,566,831	119,722
	Danone SA	1,251,333	83,368
	Capgemini SE	323,503	71,922
	Dassault Systemes SE	1,343,207	69,630

		Shares	Market Value ($000)
	Pernod Ricard SA	406,686	66,691
	Cie de Saint-Gobain SA	919,987	65,049
	Kering SA	144,102	59,193
	Air Liquide SA (XPAR)	310,114	58,033
	STMicroelectronics NV	1,306,281	57,356
	L'Oreal SA (XPAR)	115,937	55,482
	Legrand SA	516,691	50,075
	Cie Generale des Etablissements Michelin SCA	1,405,151	46,655
	Publicis Groupe SA	458,903	45,979
	Orange SA	3,841,583	45,684
	Veolia Environnement SA	1,278,579	41,661
	Societe Generale SA	1,490,385	38,310
*	Engie SA Loyalty Shares	2,201,433	35,162
	Credit Agricole SA	2,200,039	31,515
	Edenred SE	500,422	29,889
	Thales SA	195,871	28,647
	Engie SA (XPAR)	1,185,538	18,936
	Carrefour SA	1,075,393	18,359
	Teleperformance SE	115,864	18,095
	Eiffage SA	156,241	16,348
	Bouygues SA	423,896	15,528
	Bureau Veritas SA	572,972	15,240
*,1	Unibail-Rodamco-Westfield	206,740	14,804
	Eurofins Scientific SE	245,471	14,782
	Accor SA	368,969	14,572
	Renault SA	384,302	14,473
[2]	Euronext NV	163,050	14,341
	Vivendi SE	1,242,220	13,999
	Sartorius Stedim Biotech	47,872	12,899
	Rexel SA	476,403	12,688
	Arkema SA	115,841	12,607
	Getlink SE	706,537	12,174
	Bollore SE	1,747,920	11,545
	Gecina SA	104,389	11,513
	Klepierre SA	411,810	10,662
	BioMerieux	86,330	9,292
	SCOR SE	302,019	9,010
	Aeroports de Paris SA	64,616	8,646
	Dassault Aviation SA	45,547	8,627
[2]	La Francaise des Jeux SAEM	199,138	8,072
*	Sodexo SA ACT Loyalty Shares	71,094	8,020
	Ipsen SA	69,062	7,963
[2]	Amundi SA	115,382	7,804
[1]	Alstom SA	576,061	7,264
*	Air Liquide SA	38,749	7,251
*	SOITEC	50,035	7,232
*,2	Worldline SA	491,019	6,638
	Sodexo SA (XPAR)	53,647	6,052
	Valeo SE	417,579	5,450
	Covivio SA	105,271	5,098
	Wendel SE	54,458	4,937
*	Eurazeo SE Prime DE Fidelite	56,737	4,833
*	Ubisoft Entertainment SA	207,579	4,579
	Remy Cointreau SA	44,609	4,520
*	Sodexo SA Loyalty Shares 2025	38,129	4,301
[2]	Neoen SA	136,550	3,948
*	SEB SA Loyalty Shares	31,871	3,892
*	JCDecaux SE	148,208	3,078

		Shares	Market Value ($000)
[2]	ALD SA	392,999	2,619
	Eurazeo SE (XPAR)	28,360	2,416
*	Engie SA	127,790	2,041
	SEB SA (XPAR)	13,122	1,602
	Cie de L'Odet SE	642	1,043
*	Eurazeo SE PF 2025	11,587	987
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	710
*	Sodexo SA (Loyalty Line 2025)	5,047	569
			3,799,822
Germany (5.0%)
	SAP SE	2,201,639	381,426
	Siemens AG (Registered)	1,495,960	267,813
	Allianz SE (Registered)	797,456	213,061
	Deutsche Telekom AG (Registered)	6,791,890	166,726
	Mercedes-Benz Group AG	1,724,761	116,443
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	273,252	116,329
	Infineon Technologies AG	2,614,687	95,323
	Deutsche Post AG	1,891,689	90,601
	BASF SE	1,784,753	85,318
	Deutsche Boerse AG	368,879	73,458
	Bayerische Motoren Werke AG (XETR)	619,737	64,485
	adidas AG	331,351	62,555
	Bayer AG (Registered)	1,972,759	61,386
	E.ON SE	4,446,569	60,159
	RWE AG	1,428,750	52,757
	Deutsche Bank AG (Registered)	3,992,398	51,573
	Vonovia SE	1,397,249	43,528
	Merck KGaA	259,458	42,571
	Daimler Truck Holding AG	1,058,448	37,826
[2]	Siemens Healthineers AG	555,617	30,921
	Rheinmetall AG	87,136	30,512
	Beiersdorf AG	200,100	29,283
	Hannover Rueck SE	120,375	28,856
	Symrise AG	261,421	26,972
	Heidelberg Materials AG	279,688	25,828
	MTU Aero Engines AG	107,923	24,815
	Commerzbank AG	2,087,322	23,970
	Brenntag SE	266,677	23,577
	Fresenius SE & Co. KGaA	825,606	23,177
*,2	Covestro AG	381,417	20,141
	Continental AG	216,434	17,681
*	Siemens Energy AG	1,085,060	16,121
	Fresenius Medical Care AG	407,039	15,732
	GEA Group AG	345,205	13,825
	Henkel AG & Co. KGaA (XTER)	200,716	13,727
*	LEG Immobilien SE (XETR)	148,782	12,346
[2]	Scout24 SE	149,829	11,032
*	Deutsche Lufthansa AG (Registered)	1,206,294	10,031
	Nemetschek SE	108,440	10,006
*,2	Delivery Hero SE	395,531	8,974
*,2	Zalando SE	437,245	8,730
	Bechtle AG	164,844	8,548
	Knorr-Bremse AG	132,343	8,174
	Volkswagen AG	57,113	8,063
	Puma SE	199,282	8,020
	CTS Eventim AG & Co. KGaA	117,642	7,962
	Carl Zeiss Meditec AG (Bearer)	73,157	7,712

		Shares	Market Value ($000)
	Evonik Industries AG	409,622	7,535
	Talanx AG	106,126	7,446
	Rational AG	9,534	7,324
	KION Group AG	144,261	6,582
	thyssenkrupp AG	986,112	6,086
	HOCHTIEF AG	42,772	4,589
*	HelloFresh SE	325,199	4,301
*	Fraport AG Frankfurt Airport Services Worldwide	71,445	4,193
	Wacker Chemie AG	30,213	3,276
[2]	DWS Group GmbH & Co. KGaA	78,682	3,218
[1]	Sixt SE (XETR)	30,570	2,979
	RTL Group SA	75,999	2,921
	Hella GmbH & Co. KGaA	29,184	2,584
	Fielmann Group AG	48,517	2,524
	Traton SE	100,672	2,459
	Deutsche Wohnen SE	97,797	2,375
	FUCHS SE	65,390	2,319
	Sartorius AG	4,841	1,409
	Telefonica Deutschland Holding AG	181,522	460
			2,632,654
Greece (0.2%)
*	National Bank of Greece SA	1,496,593	11,379
*	Eurobank Ergasias Services and Holdings SA Class A	5,158,278	9,942
	Mytilineos SA	204,100	8,380
*	Alpha Services and Holdings SA	4,290,090	7,640
	OPAP SA	376,641	6,514
	JUMBO SA	222,236	6,254
*	Public Power Corp. SA	429,203	5,679
*	Piraeus Financial Holdings SA	1,372,489	5,558
	Hellenic Telecommunications Organization SA	341,298	4,739
	Motor Oil Hellas Corinth Refineries SA	114,884	3,147
	Titan Cement International SA	78,526	2,022
	Terna Energy SA	108,095	1,754
	GEK Terna Holding Real Estate Construction SA	108,841	1,638
	Helleniq Energy Holdings SA	183,456	1,471
*	LAMDA Development SA	150,466	1,136
*	Aegean Airlines SA	76,910	1,020
	Viohalco SA	90,361	621
	Sarantis SA	58,908	559
	Autohellas Tourist and Trading SA	37,932	549
	Cenergy Holdings SA	67,379	530
	Holding Co. ADMIE IPTO SA	201,766	474
	Athens Water Supply & Sewage Co. SA	72,796	452
*	Ellaktor SA	165,836	443
	Quest Holdings SA	49,530	284
	Piraeus Port Authority SA	6,908	186
*	Intracom SA Technical & Steel Constructions	17,690	94
*,3	FF Group	60,219	—
			82,465
Hong Kong (1.4%)
	AIA Group Ltd.	23,050,611	180,773
	Hong Kong Exchanges & Clearing Ltd.	2,545,955	77,190
	Techtronic Industries Co. Ltd.	2,632,774	27,963
	CK Hutchison Holdings Ltd.	5,331,099	27,534
	Sun Hung Kai Properties Ltd.	2,847,994	26,581
	CLP Holdings Ltd.	3,295,371	26,210
	Link REIT	5,119,130	25,676

		Shares	Market Value ($000)
	Galaxy Entertainment Group Ltd.	4,332,061	22,483
	CK Asset Holdings Ltd.	3,856,938	17,404
	BOC Hong Kong Holdings Ltd.	7,178,530	17,205
	Power Assets Holdings Ltd.	2,743,904	16,066
	Jardine Matheson Holdings Ltd.	395,432	15,878
	Lenovo Group Ltd.	15,094,809	15,805
	Hong Kong & China Gas Co. Ltd.	21,835,110	15,538
	Hang Seng Bank Ltd.	1,451,637	15,112
*	Sands China Ltd.	4,812,704	12,632
	MTR Corp. Ltd.	2,909,172	9,464
[2]	WH Group Ltd.	15,604,502	9,207
	Wharf Real Estate Investment Co. Ltd.	3,098,420	9,078
*,2	Samsonite International SA	2,612,803	7,294
[2]	ESR Group Ltd.	5,576,914	7,129
	CK Infrastructure Holdings Ltd.	1,195,559	7,100
	Sino Land Co. Ltd.	6,766,520	7,068
	Hongkong Land Holdings Ltd.	2,197,954	6,861
	Henderson Land Development Co. Ltd.	2,605,302	6,788
	Swire Pacific Ltd. Class A	872,352	6,749
	PRADA SpA	1,027,735	6,373
	ASMPT Ltd.	618,700	5,971
	Wharf Holdings Ltd.	1,914,643	5,594
[2]	Budweiser Brewing Co. APAC Ltd.	3,377,633	5,324
	Chow Tai Fook Jewellery Group Ltd.	3,581,697	4,852
	PCCW Ltd.	8,245,776	4,265
	Hang Lung Properties Ltd.	3,647,140	4,234
	Swire Properties Ltd.	2,114,292	3,951
	Orient Overseas International Ltd.	264,500	3,949
	SITC International Holdings Co. Ltd.	2,530,534	3,840
[1]	Xinyi Glass Holdings Ltd.	4,272,583	3,542
[1]	New World Development Co. Ltd.	2,809,554	3,444
[2]	BOC Aviation Ltd.	419,326	3,144
	AAC Technologies Holdings Inc.	1,354,837	3,042
	L'Occitane International SA	817,105	2,609
*	HUTCHMED China Ltd.	971,500	2,451
*	Wynn Macau Ltd.	2,899,320	2,183
	Bank of East Asia Ltd.	1,875,852	2,133
	Hang Lung Group Ltd.	1,738,040	2,092
*	Cathay Pacific Airways Ltd.	2,037,730	2,076
	Hysan Development Co. Ltd.	1,190,877	2,055
	Swire Pacific Ltd. Class B	1,606,088	1,893
	Man Wah Holdings Ltd.	3,020,053	1,883
	Kerry Properties Ltd.	1,183,233	1,879
	VTech Holdings Ltd.	319,820	1,852
*	MGM China Holdings Ltd.	1,482,923	1,841
	First Pacific Co. Ltd.	4,527,139	1,720
[1]	United Energy Group Ltd.	15,262,205	1,622
	NWS Holdings Ltd.	1,657,079	1,440
*	Shangri-La Asia Ltd.	2,180,616	1,355
*,1	SJM Holdings Ltd.	4,726,143	1,328
	Yue Yuen Industrial Holdings Ltd.	1,363,324	1,286
*	MMG Ltd.	4,931,627	1,254
	Vitasoy International Holdings Ltd.	1,612,957	1,238
	DFI Retail Group Holdings Ltd.	599,214	1,195
*	Melco International Development Ltd.	1,601,675	1,039
	Johnson Electric Holdings Ltd.	725,143	951
*	NagaCorp Ltd.	2,750,565	926
	China Travel International Investment Hong Kong Ltd.	5,292,794	881

		Shares	Market Value ($000)
	Champion REIT	3,668,530	874
	Nexteer Automotive Group Ltd.	1,648,541	747
	Dah Sing Financial Holdings Ltd.	334,649	674
	Cafe de Coral Holdings Ltd.	656,419	660
	Kerry Logistics Network Ltd.	532,965	592
[1]	Huabao International Holdings Ltd.	1,942,849	542
	Dah Sing Banking Group Ltd.	658,505	396
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,662,363	353
*	Super Hi International Holding Ltd.	323,523	348
	Guotai Junan International Holdings Ltd.	4,617,212	290
*,1,2	FIT Hon Teng Ltd.	2,240,242	268
			725,239
Hungary (0.1%)
	OTP Bank Nyrt	461,087	21,365
	Richter Gedeon Nyrt	292,608	7,894
	MOL Hungarian Oil & Gas plc	867,908	7,105
	Magyar Telekom Telecommunications plc	714,128	1,548
			37,912
Iceland (0.0%)
	Marel HF	1,145,201	4,210
[2]	Arion Banki HF	2,888,830	3,233
*	Alvotech SA	163,521	2,595
	Islandsbanki HF	2,261,037	1,913
	Hagar HF	2,087,422	1,263
	Kvika banki HF	9,511,130	1,201
	Reitir fasteignafelag hf	1,431,854	947
	Festi HF	604,369	893
	Eimskipafelag Islands hf	220,481	742
*	Icelandair Group HF	48,100,311	518
			17,515
India (5.3%)
	Reliance Industries Ltd.	6,744,372	231,713
	HDFC Bank Ltd.	9,453,024	166,240
	Tata Consultancy Services Ltd.	2,048,834	94,105
	Infosys Ltd.	3,562,070	71,014
	Bharti Airtel Ltd. (XNSE)	4,822,606	68,030
	Infosys Ltd. ADR	3,333,869	66,211
	Axis Bank Ltd.	4,568,694	58,741
	Larsen & Toubro Ltd.	1,349,783	56,509
	Hindustan Unilever Ltd.	1,777,765	53,158
	Bajaj Finance Ltd.	490,637	40,611
	HCL Technologies Ltd.	2,120,723	40,221
	Tata Motors Ltd.	3,695,644	39,332
	ICICI Bank Ltd.	3,152,882	39,049
	Mahindra & Mahindra Ltd.	1,882,201	37,428
	Sun Pharmaceutical Industries Ltd.	2,181,740	37,273
	Titan Co. Ltd.	833,268	37,079
	NTPC Ltd.	9,492,397	36,343
	Maruti Suzuki India Ltd.	265,242	32,532
	Asian Paints Ltd.	902,333	32,052
	ITC Ltd.	5,969,840	31,736
	UltraTech Cement Ltd.	230,694	28,207
	State Bank of India	3,593,142	27,755
	Tata Steel Ltd.	16,678,591	27,311
	Adani Enterprises Ltd.	703,590	26,628
	Power Grid Corp. of India Ltd.	8,406,382	26,256
	Oil & Natural Gas Corp. Ltd.	7,758,601	23,568

		Shares	Market Value ($000)
	Coal India Ltd.	4,537,282	22,216
	Nestle India Ltd.	720,060	21,720
	Adani Ports & Special Economic Zone Ltd.	1,488,231	21,635
	Grasim Industries Ltd.	773,934	20,271
	JSW Steel Ltd.	2,019,181	19,882
	Hindalco Industries Ltd.	2,838,646	19,770
*	Zomato Ltd.	11,660,997	19,592
	Tech Mahindra Ltd.	1,219,702	19,540
*	Jio Financial Services Ltd.	6,323,175	18,879
	Tata Consumer Products Ltd.	1,268,103	17,077
*	Adani Green Energy Ltd.	841,485	17,045
	Cipla Ltd.	1,028,036	16,720
	Shriram Finance Ltd.	562,453	16,718
	Bharat Electronics Ltd.	7,175,283	16,071
*	Adani Power Ltd.	2,317,874	15,735
	Tata Power Co. Ltd.	3,347,061	15,695
	Power Finance Corp. Ltd.	2,921,144	15,598
	Apollo Hospitals Enterprise Ltd.	199,617	15,264
	REC Ltd.	2,515,758	15,113
	Bajaj Finserv Ltd.	768,466	15,057
	Britannia Industries Ltd.	240,066	15,015
	Hero MotoCorp Ltd.	263,011	14,642
	Indian Oil Corp. Ltd.	8,227,634	14,570
	Varun Beverages Ltd.	933,852	14,406
[2]	SBI Life Insurance Co. Ltd.	845,062	14,289
	Hindustan Aeronautics Ltd.	380,566	13,772
[2]	HDFC Life Insurance Co. Ltd.	1,977,867	13,734
*,2	Avenue Supermarts Ltd.	300,165	13,715
	Trent Ltd.	365,212	13,580
	Eicher Motors Ltd.	279,078	12,919
	Dr. Reddy's Laboratories Ltd.	173,574	12,754
	Bajaj Auto Ltd.	137,243	12,687
	Max Healthcare Institute Ltd.	1,325,379	12,464
	Bharat Petroleum Corp. Ltd.	2,003,697	12,145
	DLF Ltd.	1,254,266	12,108
[2]	LTIMindtree Ltd.	183,554	12,023
*	Yes Bank Ltd.	40,324,091	11,711
	Cholamandalam Investment and Finance Co. Ltd.	821,035	11,697
	TVS Motor Co. Ltd.	473,454	11,408
	Divi's Laboratories Ltd.	256,327	11,331
	Gail India Ltd.	5,331,928	11,095
	Godrej Consumer Products Ltd.	736,144	10,323
	Persistent Systems Ltd.	100,679	10,104
*,2	InterGlobe Aviation Ltd.	281,633	10,044
	Indian Hotels Co. Ltd.	1,681,952	9,974
	Ambuja Cements Ltd.	1,463,635	9,851
	Shree Cement Ltd.	27,388	9,413
	Tube Investments of India Ltd.	199,858	9,394
	MRF Ltd.	5,463	9,368
	Wipro Ltd. ADR	1,651,373	9,347
	Pidilite Industries Ltd.	306,481	9,341
	Info Edge India Ltd.	154,189	9,336
*	Adani Energy Solutions Ltd.	710,921	9,195
	Siemens Ltd.	179,854	8,967
	Vedanta Ltd.	2,679,427	8,847
	Lupin Ltd.	487,196	8,823
	Coforge Ltd.	116,964	8,793
[2]	ICICI Lombard General Insurance Co. Ltd.	485,554	8,737

		Shares	Market Value ($000)
[2]	HDFC Asset Management Co. Ltd.	202,047	8,715
	Colgate-Palmolive India Ltd.	269,476	8,346
	SRF Ltd.	286,191	8,005
	Havells India Ltd.	493,128	7,684
	Dabur India Ltd.	1,175,465	7,635
	Bharat Forge Ltd.	513,522	7,633
	United Spirits Ltd.	581,748	7,628
[2]	Indian Railway Finance Corp. Ltd.	3,605,409	7,603
*	PB Fintech Ltd.	626,241	7,569
	Cummins India Ltd.	272,264	7,522
	Aurobindo Pharma Ltd.	531,423	7,361
	CG Power & Industrial Solutions Ltd.	1,289,850	7,277
	Indian Railway Catering & Tourism Corp. Ltd.	614,344	7,226
	Jindal Steel & Power Ltd.	790,554	7,210
	Bharat Heavy Electricals Ltd.	2,560,459	7,034
*	IDFC First Bank Ltd.	6,905,343	7,010
	UPL Ltd.	1,072,431	6,940
	Adani Total Gas Ltd.	554,072	6,822
	Wipro Ltd.	1,192,680	6,821
*	Hindustan Petroleum Corp. Ltd.	1,220,376	6,811
	Marico Ltd.	1,049,769	6,677
	Samvardhana Motherson International Ltd.	4,816,571	6,567
	NHPC Ltd.	5,978,792	6,554
	PI Industries Ltd.	160,408	6,519
	Tata Motors Ltd. Class A	926,886	6,518
*	One 97 Communications Ltd.	699,263	6,394
	Tata Elxsi Ltd.	69,700	6,380
	Federal Bank Ltd.	3,580,411	6,350
	Supreme Industries Ltd.	127,023	6,320
	Bank of Baroda	2,114,089	6,295
	Alkem Laboratories Ltd.	103,366	6,215
	APL Apollo Tubes Ltd.	339,733	6,157
	NMDC Ltd.	2,325,135	6,156
	Ashok Leyland Ltd.	2,901,768	6,143
	Embassy Office Parks REIT	1,414,485	6,120
	Voltas Ltd.	463,308	6,094
	Punjab National Bank	4,399,010	6,062
	Torrent Pharmaceuticals Ltd.	198,176	6,039
	ABB India Ltd.	106,870	6,019
	Container Corp. of India Ltd.	558,721	5,964
*	Godrej Properties Ltd.	207,909	5,940
[2]	Macrotech Developers Ltd.	450,870	5,818
	Torrent Power Ltd.	435,356	5,452
	Bajaj Holdings & Investment Ltd.	53,937	5,432
*	FSN E-Commerce Ventures Ltd.	2,726,092	5,364
[2]	Sona Blw Precision Forgings Ltd.	710,553	5,289
	Astral Ltd. (XNSE)	238,445	5,253
	Mphasis Ltd.	167,474	5,233
	Dixon Technologies India Ltd.	71,876	5,191
	Page Industries Ltd.	11,491	5,162
[2]	AU Small Finance Bank Ltd.	666,386	5,113
	SBI Cards & Payment Services Ltd.	591,390	5,098
*	Max Financial Services Ltd.	474,129	5,087
	ACC Ltd.	166,049	5,085
	Polycab India Ltd.	95,765	5,006
	Union Bank of India Ltd.	2,965,483	4,991
	Petronet LNG Ltd.	1,533,181	4,970
	Dr Reddy's Laboratories Ltd. ADR	69,033	4,967

		Shares	Market Value ($000)
	Bosch Ltd.	17,413	4,942
	Balkrishna Industries Ltd.	164,470	4,861
	Tata Communications Ltd.	227,611	4,761
[2]	ICICI Prudential Life Insurance Co. Ltd.	777,199	4,708
	JSW Energy Ltd.	769,176	4,680
	Zydus Lifesciences Ltd.	510,024	4,668
	LIC Housing Finance Ltd.	613,727	4,621
*	GMR Airports Infrastructure Ltd.	4,896,277	4,619
	Dalmia Bharat Ltd.	167,987	4,610
	Jubilant Foodworks Ltd.	729,057	4,562
*	Indus Towers Ltd.	1,691,432	4,519
[2]	Bandhan Bank Ltd.	1,614,942	4,449
	Steel Authority of India Ltd.	2,972,783	4,384
	Canara Bank	746,362	4,333
	Kotak Mahindra Bank Ltd.	196,877	4,327
	Mahindra & Mahindra Financial Services Ltd.	1,212,999	4,225
	Berger Paints India Ltd.	594,424	4,045
	Deepak Nitrite Ltd.	139,573	3,876
	Oberoi Realty Ltd.	241,229	3,848
	AIA Engineering Ltd.	77,136	3,810
	Exide Industries Ltd.	938,673	3,788
	Solar Industries India Ltd.	48,355	3,767
	Indraprastha Gas Ltd.	716,334	3,716
	Ipca Laboratories Ltd.	274,594	3,708
	Patanjali Foods Ltd.	191,307	3,659
	Muthoot Finance Ltd.	216,821	3,643
	L&T Finance Holdings Ltd.	1,739,695	3,632
[2]	Laurus Labs Ltd.	783,518	3,599
[2]	L&T Technology Services Ltd.	53,603	3,597
	Gujarat Fluorochemicals Ltd.	79,922	3,539
	Oracle Financial Services Software Ltd.	44,441	3,489
*	Zee Entertainment Enterprises Ltd.	1,663,192	3,476
	Oil India Ltd.	666,162	3,421
*	Mankind Pharma Ltd.	140,895	3,379
	Glenmark Pharmaceuticals Ltd.	298,086	3,261
	Aarti Industries Ltd.	397,765	3,150
*	Star Health & Allied Insurance Co. Ltd.	448,705	3,132
	Schaeffler India Ltd.	82,096	3,095
	Biocon Ltd.	918,476	2,971
	United Breweries Ltd.	136,493	2,968
[2]	Syngene International Ltd.	322,162	2,913
	Linde India Ltd.	43,195	2,907
	Coromandel International Ltd.	224,815	2,843
[2]	RBL Bank Ltd.	902,847	2,835
	Gujarat Gas Ltd.	403,569	2,823
	UNO Minda Ltd.	332,852	2,769
*	Vodafone Idea Ltd.	15,937,069	2,747
	Piramal Enterprises Ltd.	240,192	2,650
	Emami Ltd.	423,817	2,551
	Bank of India	1,519,994	2,546
	Castrol India Ltd.	984,699	2,333
	Indian Bank	386,061	2,322
	3M India Ltd.	5,542	2,295
	GlaxoSmithKline Pharmaceuticals Ltd.	84,128	2,281
	Bata India Ltd.	126,624	2,268
[2]	Dr Lal PathLabs Ltd.	69,923	2,122
	Honeywell Automation India Ltd.	4,462	2,079
*	Aditya Birla Capital Ltd.	953,912	1,965

		Shares	Market Value ($000)
[2]	Nippon Life India Asset Management Ltd.	307,124	1,937
	Bayer CropScience Ltd.	25,215	1,820
	Hindustan Zinc Ltd.	470,755	1,798
	Kansai Nerolac Paints Ltd.	410,094	1,688
*	Godrej Industries Ltd.	137,564	1,491
	Relaxo Footwears Ltd.	142,301	1,474
	Vedant Fashions Ltd.	118,238	1,430
	Sun TV Network Ltd.	172,302	1,366
*	Adani Wilmar Ltd.	316,631	1,360
	Rajesh Exports Ltd.	278,548	1,225
	IDBI Bank Ltd.	1,143,785	1,193
*	Tata Teleservices Maharashtra Ltd.	1,003,654	1,119
	Whirlpool of India Ltd.	60,354	980
[2]	General Insurance Corp. of India	193,929	879
*	Mangalore Refinery & Petrochemicals Ltd.	392,134	837
	NLC India Ltd.	179,803	562
	Bharti Airtel Ltd.	16,803	156
			2,813,870
Indonesia (0.6%)
	Bank Central Asia Tbk PT	111,024,543	67,173
	Bank Rakyat Indonesia Persero Tbk PT	140,585,903	50,644
	Bank Mandiri Persero Tbk PT	88,572,844	37,291
	Telkom Indonesia Persero Tbk PT	92,635,024	23,235
	Astra International Tbk PT	40,477,188	13,116
	Bank Negara Indonesia Persero Tbk PT	30,005,174	10,916
*	GoTo Gojek Tokopedia Tbk PT	1,471,492,400	8,163
	Sumber Alfaria Trijaya Tbk PT	37,515,800	6,296
*	Amman Mineral Internasional PT	12,684,200	6,051
*	Merdeka Copper Gold Tbk PT	26,260,200	4,488
	United Tractors Tbk PT	2,915,012	4,234
	Charoen Pokphand Indonesia Tbk PT	14,760,864	4,189
	Adaro Energy Indonesia Tbk PT	24,332,663	3,689
	Indofood Sukses Makmur Tbk PT	8,942,605	3,613
	Kalbe Farma Tbk PT	37,101,537	3,551
	Indofood CBP Sukses Makmur Tbk PT	4,580,984	3,413
	Barito Pacific Tbk PT	50,377,650	3,379
	Semen Indonesia Persero Tbk PT	6,731,719	2,644
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,259,800	2,606
	Unilever Indonesia Tbk PT	11,353,450	2,229
	Sarana Menara Nusantara Tbk PT	38,036,200	2,140
	Indosat Tbk PT	2,937,400	1,782
	Indocement Tunggal Prakarsa Tbk PT	3,008,298	1,718
	Perusahaan Gas Negara Persero Tbk PT	21,193,346	1,562
	Dayamitra Telekomunikasi PT	35,884,200	1,546
	Elang Mahkota Teknologi Tbk PT	52,238,600	1,533
	Jasa Marga Persero Tbk PT	4,282,519	1,356
	XL Axiata Tbk PT	9,005,305	1,323
	Bukit Asam Tbk PT	7,901,955	1,308
	Avia Avian Tbk PT	33,963,500	1,248
	Gudang Garam Tbk PT	944,386	1,178
*	Bumi Serpong Damai Tbk PT	16,988,240	1,115
	Mayora Indah Tbk PT	7,227,000	1,075
	LEG Immobilien SE	6,721,661	991
	Vale Indonesia Tbk PT	3,962,262	972
	Hanjaya Mandala Sampoerna Tbk PT	17,319,200	962
*	Smartfren Telecom Tbk PT	300,421,300	952
	Tower Bersama Infrastructure Tbk PT	7,069,780	874
	Trimegah Bangun Persada Tbk	13,913,400	798

		Shares	Market Value ($000)
	Surya Citra Media Tbk PT	37,525,095	366
	Astra Agro Lestari Tbk PT	800,525	350
*	MNC Digital Entertainment Tbk PT	1,848,048	350
	Bank Danamon Indonesia Tbk PT	1,646,227	295
			286,714
Ireland (0.2%)
	Kerry Group plc Class A	309,460	27,583
	Kingspan Group plc	303,519	24,651
	Bank of Ireland Group plc	2,121,852	19,512
	AIB Group plc	2,790,877	12,259
	Glanbia plc (XDUB)	355,325	6,364
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			90,369
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	2,232,675	26,834
*	Nice Ltd.	127,531	26,460
	Bank Leumi Le-Israel BM	3,037,772	23,072
	Bank Hapoalim BM	2,682,090	22,819
	Israel Discount Bank Ltd. Class A	2,490,800	12,083
	Mizrahi Tefahot Bank Ltd.	276,700	10,298
	Elbit Systems Ltd.	49,044	10,117
*	Nova Ltd.	57,969	8,255
	ICL Group Ltd.	1,452,519	6,606
*	Tower Semiconductor Ltd.	221,987	6,330
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,135,089	5,470
	Azrieli Group Ltd.	75,064	5,058
	First International Bank of Israel Ltd.	105,495	4,231
*	Enlight Renewable Energy Ltd.	227,184	4,104
	Melisron Ltd.	49,670	3,642
	Mivne Real Estate KD Ltd.	1,289,135	3,488
	Phoenix Holdings Ltd.	323,839	3,294
*	Big Shopping Centers Ltd.	27,385	2,784
*	Airport City Ltd.	141,111	2,354
	Amot Investments Ltd.	419,777	2,181
	Delek Group Ltd.	16,004	1,982
*	Strauss Group Ltd.	98,899	1,921
*	Harel Insurance Investments & Financial Services Ltd.	229,414	1,903
	Energix-Renewable Energies Ltd.	500,233	1,825
*	Israel Corp. Ltd.	7,277	1,668
	Shapir Engineering and Industry Ltd.	282,168	1,591
*	Fattal Holdings 1998 Ltd.	12,476	1,416
	Electra Ltd.	3,602	1,373
*	OPC Energy Ltd.	164,233	1,164
	Gav-Yam Lands Corp. Ltd.	55,428	449
*	Shikun & Binui Ltd.	1	—
			204,772
Italy (1.7%)
	Enel SpA	15,591,008	106,383
	UniCredit SpA	3,471,946	101,700
	Intesa Sanpaolo SpA	31,125,369	95,907
	Ferrari NV	237,479	82,818
	Eni SpA	4,292,724	68,432
	Stellantis NV	2,556,458	56,310
	Assicurazioni Generali SpA	2,492,957	55,610
	Stellantis NV (XNYS)	1,726,792	38,048
	Moncler SpA	410,323	25,242
	Prysmian SpA	548,114	24,122

		Shares	Market Value ($000)
	Terna - Rete Elettrica Nazionale	2,832,917	23,887
	Snam SpA	4,564,826	22,294
	FinecoBank Banca Fineco SpA	1,226,230	17,680
	Mediobanca Banca di Credito Finanziario SpA	1,286,922	17,044
	Banco BPM SpA	2,747,867	14,826
	Leonardo SpA	804,075	14,034
*,2	Nexi SpA	1,657,764	12,716
	Tenaris SA	800,318	12,640
	Recordati Industria Chimica e Farmaceutica SpA	195,651	10,799
	Davide Campari-Milano NV	1,058,720	10,726
[2]	Poste Italiane SpA	902,862	9,790
[2]	Infrastrutture Wireless Italiane SpA	711,734	8,606
	Amplifon SpA	257,873	8,417
	Interpump Group SpA	159,511	7,885
*	Telecom Italia SpA (MTAA)	22,170,239	6,676
	Reply SpA	45,549	6,245
	A2A SpA	3,094,371	6,135
	Buzzi SpA	172,147	5,851
	Italgas SpA	986,742	5,626
	Hera SpA	1,546,313	5,447
[2]	Pirelli & C SpA	973,842	5,278
	Banca Mediolanum SpA	486,581	4,980
	DiaSorin SpA	42,834	3,939
	UnipolSai Assicurazioni SpA	823,243	2,179
	Tenaris SA ADR	65,151	2,072
			900,344
Japan (16.5%)
	Toyota Motor Corp.	23,970,335	478,635
	Sony Group Corp.	2,475,184	242,737
	Mitsubishi UFJ Financial Group Inc.	23,282,254	218,074
	Keyence Corp.	390,774	174,831
	Tokyo Electron Ltd.	880,820	163,456
	Shin-Etsu Chemical Co. Ltd.	3,825,785	150,591
	Hitachi Ltd.	1,775,936	139,500
	Sumitomo Mitsui Financial Group Inc.	2,554,081	132,846
	ITOCHU Corp.	2,658,928	120,673
	Mitsui & Co. Ltd.	2,974,470	120,636
	Mitsubishi Corp.	6,793,416	117,084
	Nintendo Co. Ltd.	2,090,150	116,779
	Recruit Holdings Co. Ltd.	2,915,114	115,143
	Daiichi Sankyo Co. Ltd.	3,771,469	112,914
	Honda Motor Co. Ltd.	9,728,839	108,750
	KDDI Corp.	3,100,024	102,719
	Tokio Marine Holdings Inc.	3,718,110	98,037
	Mizuho Financial Group Inc.	5,086,770	92,384
	Takeda Pharmaceutical Co. Ltd.	3,024,455	88,890
	Hoya Corp.	686,209	87,169
	Daikin Industries Ltd.	532,031	85,249
	SoftBank Group Corp.	1,943,107	83,885
	Fast Retailing Co. Ltd.	309,286	82,572
	Softbank Corp.	5,511,539	73,225
	Nippon Telegraph & Telephone Corp.	57,046,325	71,636
	Oriental Land Co. Ltd.	1,880,629	69,847
	Murata Manufacturing Co. Ltd.	3,374,665	68,142
	Denso Corp.	4,116,836	64,667
	Japan Tobacco Inc.	2,375,275	62,606
	SMC Corp.	111,531	62,083
	Seven & i Holdings Co. Ltd.	1,544,159	60,986

		Shares	Market Value ($000)
	Advantest Corp.	1,477,464	58,800
	Mitsubishi Electric Corp.	3,901,226	57,895
	FANUC Corp.	1,914,230	52,952
	Komatsu Ltd.	1,837,409	52,274
	Marubeni Corp.	3,064,427	52,269
	Canon Inc.	1,884,740	51,919
	Sumitomo Corp.	2,197,127	50,529
	Fujitsu Ltd.	356,939	49,405
	Bridgestone Corp.	1,124,302	48,719
	Terumo Corp.	1,436,931	48,643
*	Renesas Electronics Corp.	2,905,456	47,672
	Chugai Pharmaceutical Co. Ltd.	1,304,921	46,938
	Central Japan Railway Co.	1,818,385	45,446
	Disco Corp.	167,433	45,180
	FUJIFILM Holdings Corp.	710,726	45,049
	ORIX Corp.	2,331,021	45,010
	Mitsui Fudosan Co. Ltd.	1,790,485	44,948
	Ajinomoto Co. Inc.	1,030,586	42,321
	Astellas Pharma Inc.	3,608,716	42,014
	East Japan Railway Co.	723,919	41,403
	Dai-ichi Life Holdings Inc.	1,886,025	41,366
	Suzuki Motor Corp.	907,497	40,764
	Panasonic Holdings Corp.	4,278,284	40,296
	Daiwa House Industry Co. Ltd.	1,291,229	39,927
	Lasertec Corp.	152,140	39,622
	Nippon Steel Corp.	1,635,040	39,347
	Nidec Corp.	1,038,269	38,724
	Mitsubishi Heavy Industries Ltd.	573,425	38,249
	Japan Post Holdings Co. Ltd.	3,989,025	38,186
	Otsuka Holdings Co. Ltd.	963,000	37,854
	MS&AD Insurance Group Holdings Inc.	902,148	37,254
	Asahi Group Holdings Ltd.	973,350	36,177
	Kao Corp.	911,083	36,049
	TDK Corp.	721,592	35,903
	Olympus Corp.	2,413,879	35,734
	Kyocera Corp.	2,401,684	35,161
	Aeon Co. Ltd.	1,425,185	34,058
	NEC Corp.	514,784	33,638
	Kubota Corp.	2,150,670	32,556
	Nomura Holdings Inc.	6,015,780	32,402
	Nippon Yusen KK	935,744	32,247
	Sompo Holdings Inc.	612,321	31,750
	Japan Post Bank Co. Ltd.	2,898,370	30,143
	Mitsubishi Estate Co. Ltd.	2,172,883	30,107
	Toyota Tsusho Corp.	446,587	29,265
	Sumitomo Mitsui Trust Holdings Inc.	1,418,196	29,063
	Secom Co. Ltd.	376,673	27,339
	Toyota Industries Corp.	320,804	27,133
	Unicharm Corp.	774,378	26,645
	Nomura Research Institute Ltd.	844,538	25,829
	Bandai Namco Holdings Inc.	1,175,130	25,445
	Shionogi & Co. Ltd.	526,597	25,275
	Inpex Corp.	1,846,398	25,097
	Eisai Co. Ltd.	530,674	24,989
	Sumitomo Realty & Development Co. Ltd.	792,090	24,911
	Sekisui House Ltd.	1,099,179	24,813
	Subaru Corp.	1,208,644	24,112
	Mitsui OSK Lines Ltd.	668,795	24,023

		Shares	Market Value ($000)
	Nitto Denko Corp.	283,587	23,526
	Resona Holdings Inc.	4,259,051	23,511
	Japan Exchange Group Inc.	1,046,619	23,163
	ENEOS Holdings Inc.	5,629,424	22,735
	Kikkoman Corp.	365,373	22,481
	Shimano Inc.	152,860	21,947
	Shiseido Co. Ltd.	779,484	21,729
	Kirin Holdings Co. Ltd.	1,487,814	21,386
	Sysmex Corp.	380,818	20,630
	Obic Co. Ltd.	133,869	20,564
	Kawasaki Kisen Kaisha Ltd.	420,000	20,464
	Daiwa Securities Group Inc.	2,814,502	20,171
	Sumitomo Electric Industries Ltd.	1,510,580	20,078
	Kansai Electric Power Co. Inc.	1,452,001	19,808
	Nitori Holdings Co. Ltd.	149,994	19,631
	Yaskawa Electric Corp.	517,559	19,505
	West Japan Railway Co.	463,649	19,311
	Asahi Kasei Corp.	2,471,178	18,740
	JFE Holdings Inc.	1,178,851	18,613
	Tokyo Gas Co. Ltd.	795,792	18,281
	NTT Data Group Corp.	1,260,809	18,160
	Chubu Electric Power Co. Inc.	1,398,615	18,144
	Pan Pacific International Holdings Corp.	803,805	17,375
	Yamaha Motor Co. Ltd.	1,793,352	16,950
	MINEBEA MITSUMI Inc.	818,756	16,924
	Osaka Gas Co. Ltd.	788,991	16,614
*	Tokyo Electric Power Co. Holdings Inc.	3,117,186	16,596
	Omron Corp.	364,403	16,385
	T&D Holdings Inc.	984,059	16,295
	LY Corp.	5,233,422	16,281
	Nippon Paint Holdings Co. Ltd.	2,028,021	15,973
	SCREEN Holdings Co. Ltd.	158,542	15,547
	Mitsubishi Chemical Group Corp.	2,553,178	15,395
	Nissan Motor Co. Ltd.	3,867,799	15,184
	Kajima Corp.	850,587	15,180
	Toray Industries Inc.	3,034,206	15,160
	Shimadzu Corp.	539,414	14,916
	Ono Pharmaceutical Co. Ltd.	825,182	14,873
	Daito Trust Construction Co. Ltd.	129,075	14,682
	TOPPAN Holdings Inc.	525,507	14,485
	Dai Nippon Printing Co. Ltd.	494,569	14,313
	Isuzu Motors Ltd.	1,030,344	14,059
	Mazda Motor Corp.	1,147,192	13,908
	Tokyu Corp.	1,183,710	13,890
	Capcom Co. Ltd.	353,770	13,492
	M3 Inc.	847,111	13,367
	AGC Inc.	355,391	13,366
	Hankyu Hanshin Holdings Inc.	434,925	13,307
	MatsukiyoCocokara & Co.	726,725	13,210
	Makita Corp.	488,085	13,137
	Nissin Foods Holdings Co. Ltd.	404,466	13,085
	Sumitomo Metal Mining Co. Ltd.	472,546	13,061
	Trend Micro Inc.	225,890	12,923
	Aisin Corp.	345,955	12,916
	Taisei Corp.	347,466	12,668
	Fuji Electric Co. Ltd.	250,566	12,548
	Nexon Co. Ltd.	786,172	12,547
	Keisei Electric Railway Co. Ltd.	276,731	12,522

	Shares	Market Value ($000)
Obayashi Corp.	1,346,023	12,460
MEIJI Holdings Co. Ltd.	514,778	12,450
Nippon Building Fund Inc.	3,054	12,357
Idemitsu Kosan Co. Ltd.	2,216,215	12,307
Rakuten Group Inc.	2,788,138	12,248
SBI Holdings Inc.	489,353	12,021
Konami Group Corp.	191,319	11,766
Mitsubishi HC Capital Inc. (XTKS)	1,613,933	11,444
Ebara Corp.	182,297	11,417
Yakult Honsha Co. Ltd.	518,396	11,323
Daifuku Co. Ltd.	568,196	11,205
Rohm Co. Ltd.	646,572	11,159
Kintetsu Group Holdings Co. Ltd.	358,581	11,065
Yamato Holdings Co. Ltd.	636,276	10,999
Dentsu Group Inc.	411,720	10,928
SG Holdings Co. Ltd.	843,825	10,928
Ibiden Co. Ltd.	215,660	10,852
Tobu Railway Co. Ltd.	401,886	10,643
Niterra Co. Ltd.	388,002	10,448
Sojitz Corp.	442,305	10,439
Nissan Chemical Corp.	260,253	10,380
Asics Corp.	340,835	10,357
Concordia Financial Group Ltd.	2,166,184	10,323
Japan Real Estate Investment Corp.	2,676	10,259
TIS Inc.	457,880	10,184
SUMCO Corp.	670,753	10,169
Hamamatsu Photonics KK	254,912	10,070
Mitsui Chemicals Inc.	339,054	9,978
Nomura Real Estate Master Fund Inc.	8,987	9,834
JSR Corp.	349,713	9,538
MISUMI Group Inc.	555,344	9,521
Kyoto Financial Group Inc.	567,068	9,424
Zensho Holdings Co. Ltd.	191,828	9,394
Sekisui Chemical Co. Ltd.	657,781	9,392
Odakyu Electric Railway Co. Ltd.	613,100	9,368
Toyo Suisan Kaisha Ltd.	179,741	9,359
Japan Metropolitan Fund Investment	13,767	9,346
Yokogawa Electric Corp.	473,993	9,314
Hulic Co. Ltd.	836,264	9,234
Nippon Sanso Holdings Corp.	363,056	9,200
Kobe Steel Ltd.	658,367	9,091
Ricoh Co. Ltd.	1,141,995	8,976
Shizuoka Financial Group Inc.	975,928	8,920
Chiba Bank Ltd.	1,189,246	8,813
Nippon Prologis REIT Inc.	4,897	8,713
Otsuka Corp.	206,741	8,699
KDX Realty Investment Corp.	7,860	8,526
GLP J-Reit	9,338	8,337
Hoshizaki Corp.	227,752	8,286
Sumitomo Forestry Co. Ltd.	280,370	8,242
Isetan Mitsukoshi Holdings Ltd.	704,349	8,235
Suntory Beverage & Food Ltd.	251,115	8,193
Socionext Inc.	357,000	8,182
NIPPON EXPRESS HOLDINGS Inc.	134,881	8,028
Tokyu Fudosan Holdings Corp.	1,199,870	8,024
Kurita Water Industries Ltd.	219,102	8,002
Azbil Corp.	247,610	8,001
Rohto Pharmaceutical Co. Ltd.	387,650	7,932

		Shares	Market Value ($000)
	Kyowa Kirin Co. Ltd.	501,482	7,899
	TOTO Ltd.	291,392	7,887
	Fukuoka Financial Group Inc.	320,712	7,882
	Brother Industries Ltd.	464,528	7,782
	McDonald's Holdings Co. Japan Ltd.	173,500	7,725
	USS Co. Ltd.	408,221	7,720
	Hikari Tsushin Inc.	43,511	7,582
	Seiko Epson Corp.	516,858	7,545
	Daiwa House REIT Investment Corp.	4,264	7,534
	Asahi Intecc Co. Ltd.	391,967	7,448
	Ryohin Keikaku Co. Ltd.	476,046	7,402
	Hirose Electric Co. Ltd.	63,360	7,372
	Toho Co. Ltd.	221,607	7,219
	Tosoh Corp.	556,642	7,178
	Skylark Holdings Co. Ltd.	439,764	7,174
	Kobe Bussan Co. Ltd.	280,188	7,160
	Nisshin Seifun Group Inc.	512,504	7,149
	Resonac Holdings Corp.	357,736	7,134
	Sumitomo Chemical Co. Ltd.	3,029,130	7,132
*	ANA Holdings Inc.	321,534	7,105
	Shimizu Corp.	1,059,234	7,091
	Kuraray Co. Ltd.	671,879	7,049
	Japan Post Insurance Co. Ltd.	374,639	7,014
	Lixil Corp.	522,476	6,982
*	Kyushu Electric Power Co. Inc.	929,068	6,958
	Oji Holdings Corp.	1,768,873	6,916
	NH Foods Ltd.	197,678	6,770
	Keio Corp.	231,199	6,765
	Cosmo Energy Holdings Co. Ltd.	162,526	6,750
	Santen Pharmaceutical Co. Ltd.	666,000	6,728
	Koito Manufacturing Co. Ltd.	437,252	6,694
	Haseko Corp.	511,702	6,654
	Yamaha Corp.	302,052	6,642
	Amada Co. Ltd.	612,385	6,609
	Kawasaki Heavy Industries Ltd.	290,947	6,587
	NGK Insulators Ltd.	508,441	6,352
	Kyushu Railway Co.	287,488	6,319
	BayCurrent Consulting Inc.	270,900	6,298
	Tohoku Electric Power Co. Inc.	943,280	6,297
	Nikon Corp.	610,399	6,229
	Yokohama Rubber Co. Ltd.	262,863	6,221
	Horiba Ltd.	77,395	6,210
	Kansai Paint Co. Ltd.	371,402	6,210
	Tokyo Tatemono Co. Ltd.	400,821	6,177
	Orix JREIT Inc.	5,275	6,102
	Hitachi Construction Machinery Co. Ltd.	212,639	6,033
	Marui Group Co. Ltd.	364,663	6,030
	Nagoya Railroad Co. Ltd.	390,858	6,026
	Square Enix Holdings Co. Ltd.	154,064	6,020
	United Urban Investment Corp.	5,912	5,986
	Credit Saison Co. Ltd.	321,090	5,960
	Nomura Real Estate Holdings Inc.	217,619	5,955
	Sanwa Holdings Corp.	389,072	5,947
	Taiyo Yuden Co. Ltd.	245,350	5,927
	NOF Corp.	130,850	5,910
[1]	Advance Residence Investment Corp.	2,670	5,880
	Sumitomo Heavy Industries Ltd.	226,501	5,876
	Mebuki Financial Group Inc.	1,958,773	5,863

		Shares	Market Value ($000)
	Seibu Holdings Inc.	413,008	5,837
	Tsuruha Holdings Inc.	73,751	5,836
	Mitsubishi Gas Chemical Co. Inc.	355,179	5,800
	Sapporo Holdings Ltd.	124,819	5,771
	Stanley Electric Co. Ltd.	299,140	5,714
	Yamazaki Baking Co. Ltd.	237,270	5,626
	Japan Airlines Co. Ltd.	292,365	5,618
	Persol Holdings Co. Ltd.	3,505,910	5,573
	Electric Power Development Co. Ltd.	329,206	5,530
	Tokyo Century Corp.	495,244	5,503
	Invincible Investment Corp.	13,358	5,492
	Lawson Inc.	95,758	5,481
	Japan Airport Terminal Co. Ltd.	137,083	5,444
	Kobayashi Pharmaceutical Co. Ltd.	119,649	5,400
	CyberAgent Inc.	832,568	5,373
[1]	Aozora Bank Ltd.	234,774	5,161
	Oracle Corp. Japan	65,051	5,127
	Sankyo Co. Ltd.	82,860	5,068
	Alfresa Holdings Corp.	307,713	5,046
	JGC Holdings Corp.	426,054	4,991
	SCSK Corp.	254,109	4,989
	GMO Payment Gateway Inc.	82,335	4,968
	Tokyo Ohka Kogyo Co. Ltd.	217,134	4,959
	TechnoPro Holdings Inc.	214,588	4,947
	Nichirei Corp.	204,720	4,945
	IHI Corp.	257,324	4,922
	Macnica Holdings Inc.	91,800	4,858
	Shinko Electric Industries Co. Ltd.	130,800	4,836
	Daicel Corp.	492,723	4,827
	Hachijuni Bank Ltd.	885,177	4,824
	Shimamura Co. Ltd.	43,667	4,791
	Japan Hotel REIT Investment Corp.	9,322	4,791
	Ulvac Inc.	97,446	4,769
	Keihan Holdings Co. Ltd.	195,235	4,762
	ZOZO Inc.	216,956	4,751
	Tokyo Seimitsu Co. Ltd.	73,300	4,748
	Taiheiyo Cement Corp.	229,946	4,733
	Medipal Holdings Corp.	296,057	4,725
	Kyushu Financial Group Inc.	742,476	4,725
	Goldwin Inc.	70,001	4,709
	Sega Sammy Holdings Inc.	317,968	4,680
	Air Water Inc.	354,214	4,679
	COMSYS Holdings Corp.	213,389	4,672
	Sanrio Co. Ltd.	111,300	4,648
	Mitsubishi Materials Corp.	253,600	4,643
	Rinnai Corp.	204,648	4,636
	INFRONEER Holdings Inc.	439,445	4,594
	J Front Retailing Co. Ltd.	494,656	4,581
	THK Co. Ltd.	237,321	4,563
	NSK Ltd.	836,358	4,560
	Iwatani Corp.	101,100	4,518
	Nihon Kohden Corp.	146,820	4,475
	Open House Group Co. Ltd.	142,383	4,453
	Toyo Seikan Group Holdings Ltd.	280,038	4,448
	Japan Prime Realty Investment Corp.	1,852	4,434
	Lion Corp.	495,870	4,420
	Kose Corp.	67,393	4,409
	Fujikura Ltd.	536,100	4,407

		Shares	Market Value ($000)
	Sekisui House REIT Inc.	8,270	4,399
	MonotaRO Co. Ltd.	464,656	4,376
	Keikyu Corp.	499,346	4,362
	Nabtesco Corp.	225,743	4,339
	EXEO Group Inc.	193,919	4,331
	Chugoku Electric Power Co. Inc.	608,429	4,326
	Suzuken Co. Ltd.	138,109	4,287
	Kamigumi Co. Ltd.	185,203	4,261
	Nifco Inc.	163,979	4,255
	Nankai Electric Railway Co. Ltd.	217,938	4,250
	DMG Mori Co. Ltd.	209,365	4,192
	Iida Group Holdings Co. Ltd.	277,111	4,184
	JTEKT Corp.	454,064	4,155
	Sumitomo Rubber Industries Ltd.	358,443	4,152
	Internet Initiative Japan Inc.	213,000	4,130
	Kinden Corp.	245,940	4,098
	SHO-BOND Holdings Co. Ltd.	90,157	4,016
	Hirogin Holdings Inc.	596,784	4,005
	Food & Life Cos. Ltd.	200,100	4,004
	Mitsubishi Motors Corp.	1,258,264	3,965
	Activia Properties Inc.	1,452	3,954
	Sundrug Co. Ltd.	131,070	3,953
*	SHIFT Inc.	21,900	3,948
	Yamaguchi Financial Group Inc.	413,057	3,926
	Mitsubishi Logistics Corp.	125,074	3,863
	BIPROGY Inc.	131,593	3,853
	Jeol Ltd.	84,000	3,840
	Seino Holdings Co. Ltd.	262,826	3,838
	Nippon Accommodations Fund Inc.	922	3,838
	Hisamitsu Pharmaceutical Co. Inc.	133,296	3,799
	LaSalle Logiport REIT	3,734	3,781
*	Mercari Inc.	227,879	3,768
	Coca-Cola Bottlers Japan Holdings Inc.	277,104	3,761
	Kadokawa Corp.	177,300	3,751
	Kagome Co. Ltd.	152,125	3,745
	Takashimaya Co. Ltd.	268,526	3,741
	Cosmos Pharmaceutical Corp.	34,763	3,734
	Zenkoku Hosho Co. Ltd.	100,068	3,724
	Kewpie Corp.	209,153	3,722
	Daido Steel Co. Ltd.	352,775	3,676
	Yamato Kogyo Co. Ltd.	66,415	3,676
	Nippon Shinyaku Co. Ltd.	103,913	3,671
[1]	Koei Tecmo Holdings Co. Ltd.	290,600	3,620
	Sohgo Security Services Co. Ltd.	662,220	3,615
	Iyogin Holdings Inc.	527,694	3,589
	Hakuhodo DY Holdings Inc.	466,298	3,582
	Toho Gas Co. Ltd.	176,468	3,545
	Casio Computer Co. Ltd.	409,008	3,527
*	Money Forward Inc.	90,320	3,525
	Yamada Holdings Co. Ltd.	1,151,817	3,518
	Miura Co. Ltd.	190,950	3,489
	Mitsui Mining & Smelting Co. Ltd.	112,245	3,470
	Sankyu Inc.	92,725	3,466
	Nippon Electric Glass Co. Ltd.	155,779	3,463
[1]	Industrial & Infrastructure Fund Investment Corp.	3,823	3,460
	Mabuchi Motor Co. Ltd.	198,390	3,439
	Fuyo General Lease Co. Ltd.	37,834	3,383
	Toyo Tire Corp.	203,958	3,377

		Shares	Market Value ($000)
	Mitsui Fudosan Logistics Park Inc.	1,124	3,370
	Teijin Ltd.	363,158	3,341
*	Park24 Co. Ltd.	254,889	3,331
	Welcia Holdings Co. Ltd.	197,348	3,329
	Ito En Ltd.	114,123	3,313
[1]	AEON REIT Investment Corp.	3,516	3,313
	Sugi Holdings Co. Ltd.	68,828	3,289
	Nagase & Co. Ltd.	200,741	3,282
[1]	Japan Logistics Fund Inc.	1,774	3,280
	UBE Corp.	196,376	3,265
	Dowa Holdings Co. Ltd.	92,214	3,216
	Sumitomo Bakelite Co. Ltd.	64,079	3,185
	DIC Corp.	165,630	3,126
	Rakus Co. Ltd.	189,538	3,115
	Nihon M&A Center Holdings Inc.	510,192	3,067
	House Foods Group Inc.	139,182	3,064
	Penta-Ocean Construction Co. Ltd.	569,097	3,049
	Maruichi Steel Tube Ltd.	118,141	3,010
	Kyudenko Corp.	78,961	3,004
	Amano Corp.	129,450	2,983
	Denka Co. Ltd.	170,641	2,976
	Morinaga Milk Industry Co. Ltd.	144,674	2,963
	NOK Corp.	223,539	2,961
[1]	Mori Hills REIT Investment Corp.	3,178	2,958
	Calbee Inc.	140,495	2,953
	Ushio Inc.	210,524	2,949
	Alps Alpine Co. Ltd.	396,407	2,942
	Kaneka Corp.	120,036	2,919
	Toda Corp.	461,359	2,909
	Ezaki Glico Co. Ltd.	98,818	2,891
	Frontier Real Estate Investment Corp.	977	2,888
	Kakaku.com Inc.	253,711	2,886
	Sawai Group Holdings Co. Ltd.	75,802	2,869
	Takara Holdings Inc.	337,480	2,855
	Nippon Kayaku Co. Ltd.	317,676	2,836
	Daiwa Securities Living Investments Corp.	3,941	2,835
	OBIC Business Consultants Co. Ltd.	58,291	2,819
	Toyoda Gosei Co. Ltd.	145,220	2,804
	Sotetsu Holdings Inc.	152,799	2,801
*	Sharp Corp.	415,290	2,793
	Canon Marketing Japan Inc.	90,018	2,739
	Morinaga & Co. Ltd.	142,292	2,716
	Tokai Carbon Co. Ltd.	386,243	2,716
	Rengo Co. Ltd.	417,797	2,709
	ABC-Mart Inc.	156,063	2,705
	Kokuyo Co. Ltd.	167,213	2,693
	Bic Camera Inc.	288,289	2,687
	Seven Bank Ltd.	1,276,081	2,671
	NET One Systems Co. Ltd.	160,656	2,612
	OKUMA Corp.	57,863	2,604
	Taisho Pharmaceutical Holdings Co. Ltd.	43,978	2,559
	K's Holdings Corp.	281,233	2,556
	Kotobuki Spirits Co. Ltd.	189,185	2,545
	Zeon Corp.	278,553	2,527
*	Rakuten Bank Ltd.	161,900	2,524
*	Konica Minolta Inc.	917,762	2,519
[1]	Workman Co. Ltd.	87,921	2,513
	NHK Spring Co. Ltd.	303,686	2,507

		Shares	Market Value ($000)
	Nishi-Nippon Railroad Co. Ltd.	149,357	2,483
	Benesse Holdings Inc.	139,609	2,469
	Yaoko Co. Ltd.	42,701	2,464
	Ship Healthcare Holdings Inc.	158,202	2,401
	TS Tech Co. Ltd.	188,236	2,384
	Tsumura & Co.	131,690	2,383
	Pigeon Corp.	216,182	2,363
	Aica Kogyo Co. Ltd.	101,262	2,346
	Aeon Mall Co. Ltd.	189,472	2,345
	Harmonic Drive Systems Inc.	96,141	2,330
	Nippon Shokubai Co. Ltd.	61,900	2,329
	Chugin Financial Group Inc.	323,172	2,288
	Daiwa Office Investment Corp.	528	2,251
	Resorttrust Inc.	128,799	2,239
	NEC Networks & System Integration Corp.	137,956	2,228
	Fuji Kyuko Co. Ltd.	74,900	2,214
	GS Yuasa Corp.	153,225	2,210
	NS Solutions Corp.	65,976	2,201
	Fancl Corp.	138,647	2,189
[1]	Furukawa Electric Co. Ltd.	120,274	2,188
	Shikoku Electric Power Co. Inc.	303,587	2,147
	Relo Group Inc.	213,006	2,138
	Daiichikosho Co. Ltd.	156,066	2,138
	Kandenko Co. Ltd.	207,663	2,136
[1]	Mitsui High-Tec Inc.	46,200	2,132
	GMO internet group Inc.	117,682	2,121
	AEON Financial Service Co. Ltd.	227,874	2,075
	Anritsu Corp.	261,960	2,074
	Japan Steel Works Ltd.	125,900	2,072
	Toyota Boshoku Corp.	125,465	2,067
	OSG Corp.	151,240	2,058
	Kusuri no Aoki Holdings Co. Ltd.	93,270	2,014
	Nipro Corp.	238,066	1,917
	PALTAC Corp.	62,660	1,908
	Acom Co. Ltd.	727,317	1,863
*	Hino Motors Ltd.	543,802	1,851
	Izumi Co. Ltd.	77,928	1,835
	SMS Co. Ltd.	101,299	1,829
	Sanken Electric Co. Ltd.	39,700	1,824
	As One Corp.	48,256	1,822
	Ain Holdings Inc.	55,712	1,818
	Dentsu Soken Inc.	47,300	1,766
	Descente Ltd.	76,100	1,758
	FP Corp.	89,303	1,730
	Mani Inc.	123,238	1,712
	DeNA Co. Ltd.	168,982	1,706
	Benefit One Inc.	116,568	1,663
	Fujitsu General Ltd.	111,947	1,640
	TBS Holdings Inc.	68,117	1,580
*	PeptiDream Inc.	178,234	1,562
	Heiwa Corp.	104,859	1,558
	Japan Aviation Electronics Industry Ltd.	89,381	1,537
	Pola Orbis Holdings Inc.	148,470	1,536
	Menicon Co. Ltd.	103,200	1,499
	Justsystems Corp.	69,137	1,445
[1]	Toei Animation Co. Ltd.	10,785	1,443
	Itoham Yonekyu Holdings Inc.	50,983	1,429
	Fuji Oil Holdings Inc.	87,274	1,398

		Shares	Market Value ($000)
	Amvis Holdings Inc.	75,795	1,396
	Katitas Co. Ltd.	98,700	1,227
	Daio Paper Corp.	160,200	1,207
	Ariake Japan Co. Ltd.	35,634	1,143
	Matsui Securities Co. Ltd.	199,821	1,123
	ASKUL Corp.	81,122	1,097
	Noevir Holdings Co. Ltd.	30,588	1,087
	GungHo Online Entertainment Inc.	62,675	1,054
[1]	JMDC Inc.	39,600	1,048
	Fuji Media Holdings Inc.	87,309	1,034
	Toshiba TEC Corp.	47,761	991
	Sumitomo Pharma Co. Ltd.	322,447	947
	AZ-COM Maruwa Holdings Inc.	80,800	832
	Takeda Pharmaceutical Co. Ltd. ADR	56,881	830
	JCR Pharmaceuticals Co. Ltd.	112,116	826
	Orient Corp.	106,474	803
	Takara Bio Inc.	90,361	768
			8,721,533
Kuwait (0.2%)
	National Bank of Kuwait SAKP	15,098,036	48,072
	Kuwait Finance House KSCP	18,179,782	45,568
	Mobile Telecommunications Co. KSCP	4,439,815	7,588
*	Agility Public Warehousing Co. KSC	3,076,385	5,789
	Boubyan Bank KSCP	2,523,548	5,030
	Gulf Bank KSCP	3,995,656	3,761
	Mabanee Co. KPSC	1,301,146	3,258
	Humansoft Holding Co. KSC	186,634	2,086
	Burgan Bank SAK	1,856,045	1,157
			122,309
Malaysia (0.4%)
	Malayan Banking Bhd.	14,635,900	28,628
	Public Bank Bhd.	28,814,795	26,712
	CIMB Group Holdings Bhd.	15,786,473	20,793
	Tenaga Nasional Bhd.	7,331,800	16,612
	Petronas Chemicals Group Bhd.	5,756,068	8,227
	Ihh Healthcare Bhd.	5,883,700	7,591
	Press Metal Aluminium Holdings Bhd.	7,224,400	7,230
	CELCOMDIGI Bhd.	7,787,566	6,977
	Sime Darby Plantation Bhd.	7,313,305	6,820
	Petronas Gas Bhd.	1,493,250	5,597
	MISC Bhd.	3,541,835	5,498
	Axiata Group Bhd.	9,208,724	5,306
	Hong Leong Bank Bhd.	1,260,300	5,115
	Gamuda Bhd.	4,751,400	5,070
	Kuala Lumpur Kepong Bhd.	1,079,700	5,063
	IOI Corp. Bhd.	5,684,565	4,793
	YTL Corp. Bhd.	9,555,924	4,711
	Maxis Bhd.	5,815,600	4,668
	Genting Bhd.	4,658,600	4,641
	RHB Bank Bhd.	3,646,600	4,314
	PPB Group Bhd.	1,355,260	4,138
	Sime Darby Bhd.	7,628,405	3,914
	AMMB Holdings Bhd.	4,320,700	3,868
	Malaysia Airports Holdings Bhd.	2,085,700	3,392
	Dialog Group Bhd.	8,330,900	3,222
	IJM Corp. Bhd.	6,774,840	3,199
	Genting Malaysia Bhd.	5,536,200	3,154

		Shares	Market Value ($000)
	Nestle Malaysia Bhd.	123,500	3,119
	Telekom Malaysia Bhd.	2,281,057	2,851
	QL Resources Bhd.	2,137,600	2,634
	Petronas Dagangan Bhd.	539,100	2,430
*	Top Glove Corp. Bhd.	10,649,000	2,091
*	Hartalega Holdings Bhd.	3,514,100	2,034
	Fraser & Neave Holdings Bhd.	302,100	1,767
	Alliance Bank Malaysia Bhd.	2,232,600	1,618
	Hong Leong Financial Group Bhd.	438,335	1,521
[2]	MR DIY Group M Bhd.	4,985,300	1,455
	FGV Holdings Bhd.	1,366,400	413
	Astro Malaysia Holdings Bhd.	3,131,768	238
			231,424
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV Class O	5,790,818	58,899
	Fomento Economico Mexicano SAB de CV	3,659,627	49,633
	Wal-Mart de Mexico SAB de CV	10,346,697	42,748
	America Movil SAB de CV Series B	46,083,793	41,635
	Grupo Mexico SAB de CV Series B	6,337,733	32,702
	Grupo Bimbo SAB de CV Series A	4,383,340	19,997
*	Cemex SAB de CV	14,954,677	12,425
*	Cemex SAB de CV ADR	1,462,750	12,112
	Grupo Aeroportuario del Pacifico SAB de CV Class B	775,972	12,080
*	Grupo Financiero Inbursa SAB de CV Class O	3,994,749	11,802
	Grupo Aeroportuario del Sureste SAB de CV Class B	399,650	11,650
	Arca Continental SAB de CV	887,683	10,086
	Coca-Cola Femsa SAB de CV	1,058,644	10,079
	Fibra Uno Administracion SA de CV	5,765,489	9,801
	Grupo Bimbo SAB de CV Series A1	905,745	8,491
	Grupo Elektra SAB de CV	121,617	8,150
	Gruma SAB de CV Class B	393,438	7,365
	Grupo Comercial Chedraui SA de CV	926,248	6,261
	Corp. Inmobiliaria Vesta SAB de CV	1,622,947	6,172
	Alfa SAB de CV Class A	7,264,075	5,714
[2]	Banco del Bajio SA	1,438,843	5,474
	Prologis Property Mexico SA de CV	1,262,784	5,204
	Grupo Aeroportuario del Centro Norte SAB de CV	555,612	5,087
	Regional SAB de CV	479,148	4,447
	Promotora y Operadora de Infraestructura SAB de CV	439,652	4,326
*	Alsea SAB de CV	1,015,100	3,967
	Orbia Advance Corp. SAB de CV	1,951,379	3,891
	Kimberly-Clark de Mexico SAB de CV Class A	1,691,726	3,857
	GCC SAB de CV	331,600	3,830
	Qualitas Controladora SAB de CV	330,349	3,650
*	Industrias Penoles SAB de CV	247,866	3,260
	Grupo Televisa SAB Series CPO	4,866,461	2,935
	El Puerto de Liverpool SAB de CV Class C1	395,008	2,775
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,532,446	2,751
	Becle SAB de CV	1,062,583	1,979
	Megacable Holdings SAB de CV	616,713	1,587
*	Sitios Latinoamerica SAB de CV	2,995,025	1,124
	Concentradora Fibra Danhos SA de CV	464,214	563
	Alpek SAB de CV	745,131	504
			439,013
Netherlands (3.1%)
	ASML Holding NV	791,394	686,604
	ING Groep NV	7,233,102	102,771

		Shares	Market Value ($000)
	Prosus NV	3,039,985	89,913
*,2	Adyen NV	59,095	74,116
	Wolters Kluwer NV	492,694	72,632
	Heineken NV	561,717	56,506
	Koninklijke Ahold Delhaize NV	1,948,644	54,802
	ASM International NV	93,711	51,938
	Universal Music Group NV	1,504,014	44,335
	DSM-Firmenich AG	347,570	36,749
	Koninklijke Philips NV	1,569,708	33,208
	ArcelorMittal SA	993,197	27,353
	Akzo Nobel NV	342,738	26,327
	BE Semiconductor Industries NV	152,341	22,894
	NN Group NV	558,229	22,881
	Koninklijke KPN NV	6,640,154	22,588
	Heineken Holding NV	262,821	22,053
	Aegon Ltd.	3,409,290	20,113
	EXOR NV	202,153	19,559
*	Qiagen NV	427,019	18,527
	IMCD NV	114,390	17,461
	ASR Nederland NV	292,032	13,762
[1]	Randstad NV	220,922	12,562
[2]	ABN AMRO Bank NV	767,194	11,291
	Aalberts NV	192,778	7,666
[2]	Signify NV	250,981	7,526
*	InPost SA	406,228	6,101
	JDE Peet's NV	242,103	5,976
	OCI NV	193,383	5,524
	Allfunds Group plc	671,576	4,815
	Koninklijke Vopak NV	131,066	4,094
[2]	CTP NV	208,653	3,560
			1,606,207
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,146,284	16,556
	Auckland International Airport Ltd.	2,566,412	13,218
	Spark New Zealand Ltd.	3,718,489	12,064
	Infratil Ltd.	1,649,786	10,643
	Meridian Energy Ltd.	2,525,882	8,557
	Contact Energy Ltd.	1,582,353	7,799
	EBOS Group Ltd.	322,783	7,392
	Mainfreight Ltd.	161,777	7,080
	Mercury NZ Ltd.	1,375,599	5,674
*	a2 Milk Co. Ltd.	1,441,317	4,536
	Fletcher Building Ltd.	1,584,115	4,367
*	Ryman Healthcare Ltd.	1,169,957	4,064
	SKYCITY Entertainment Group Ltd.	1,492,401	1,725
	Kiwi Property Group Ltd.	3,155,590	1,675
	Air New Zealand Ltd.	3,142,896	1,220
			106,570
Norway (0.4%)
	Equinor ASA	1,780,946	50,965
	DNB Bank ASA	2,021,310	39,294
	Aker BP ASA	614,916	16,321
	Mowi ASA	888,774	15,998
	Norsk Hydro ASA	2,657,362	15,573
	Telenor ASA	1,260,307	13,963
	Orkla ASA	1,531,244	11,994
	Yara International ASA	325,059	10,744

		Shares	Market Value ($000)
	Kongsberg Gruppen ASA	150,200	7,655
	Salmar ASA	126,452	7,019
	Schibsted ASA Class B	209,874	6,013
*	Adevinta ASA	552,613	5,914
	Gjensidige Forsikring ASA	342,916	5,516
	TOMRA Systems ASA	468,160	4,703
	Schibsted ASA Class A	138,700	4,255
	Var Energi ASA	1,127,653	3,271
	Aker ASA Class A	48,161	2,862
*,2	AutoStore Holdings Ltd.	1,436,404	2,622
			224,682
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	1,346,667	653
Philippines (0.2%)
	SM Prime Holdings Inc.	21,459,723	13,054
	Bdo Unibank Inc.	4,766,811	12,271
	International Container Terminal Services Inc.	2,213,245	9,570
	Ayala Land Inc.	15,051,301	9,096
	Bank of The Philippines Islands	3,846,269	7,537
	Ayala Corp.	615,237	7,413
	PLDT Inc.	184,946	4,182
	JG Summit Holdings Inc.	6,134,720	4,174
	Jollibee Foods Corp.	857,408	3,868
	Metropolitan Bank & Trust Co.	3,623,396	3,670
	Universal Robina Corp.	1,794,249	3,558
	Manila Electric Co.	532,198	3,425
	GT Capital Holdings Inc.	195,798	2,316
[2]	Monde Nissin Corp.	14,496,900	2,267
	Emperador Inc.	6,018,100	2,197
	Globe Telecom Inc.	65,153	2,012
*	Bloomberry Resorts Corp.	8,224,541	1,635
	San Miguel Corp.	827,775	1,588
	DMCI Holdings Inc.	8,305,978	1,586
	Alliance Global Group Inc.	7,183,048	1,448
	Semirara Mining & Power Corp.	2,425,100	1,334
	ACEN Corp.	17,432,481	1,314
	Puregold Price Club Inc.	1,939,592	957
	LT Group Inc.	5,394,616	910
*	Converge Information and Communications Technology Solutions Inc.	5,162,800	850
	Megaworld Corp.	22,608,985	786
			103,018
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,710,558	21,704
	ORLEN SA	1,155,208	18,012
	Powszechny Zaklad Ubezpieczen SA	1,124,044	13,534
	Bank Polska Kasa Opieki SA	315,284	12,128
*,2	Dino Polska SA	96,776	10,445
	LPP SA	2,234	8,683
	Santander Bank Polska SA	67,149	8,133
	KGHM Polska Miedz SA	272,464	7,591
*,1,2	Allegro.eu SA	997,257	7,528
*	Pepco Group NV	299,915	1,642
			109,400
Portugal (0.1%)
	EDP - Energias de Portugal SA	6,048,219	26,978
	Galp Energia SGPS SA	1,005,414	15,827

		Shares	Market Value ($000)
	Jeronimo Martins SGPS SA	553,891	12,597
	EDP Renovaveis SA	592,345	9,592
			64,994
Qatar (0.3%)
	Qatar National Bank QPSC	8,909,257	37,895
	Qatar Islamic Bank SAQ	3,637,566	19,455
	Industries Qatar QSC	3,158,723	10,387
	Commercial Bank PSQC	6,815,470	9,818
	Masraf Al Rayan QSC	12,468,289	8,042
	Qatar International Islamic Bank QSC	2,386,777	6,831
	Qatar Navigation QSC	2,066,839	5,863
	Qatar Gas Transport Co. Ltd.	5,486,426	5,227
	Qatar Fuel QSC	1,199,994	5,168
	Ooredoo QPSC	1,671,321	4,906
	Qatar Electricity & Water Co. QSC	914,426	4,349
	Mesaieed Petrochemical Holding Co.	8,852,610	4,081
	Dukhan Bank	3,429,475	3,686
	Barwa Real Estate Co.	4,062,219	3,212
	Qatar Aluminum Manufacturing Co.	4,753,404	1,668
	Vodafone Qatar QSC	3,098,640	1,614
*	Ezdan Holding Group QSC	3,127,081	697
			132,899
Romania (0.0%)
	Banca Transilvania SA	1,412,434	7,635
	OMV Petrom SA	34,721,939	4,370
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	156,894	4,242
	Societatea Nationala Nuclearelectrica SA	101,922	1,089
	One United Properties SA	2,968,714	645
*	MED Life SA	638,132	555
			18,536
Russia (0.0%)
[3]	Inter Rao Ues PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	MMC Norilsk Nickel PJSC ADR	724,348	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
[3]	Sberbank of Russia PJSC	15,141,656	—
*,3	Mobile TeleSystems PJSC ADR	289,221	—
[3]	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
[3]	MMC Norilsk Nickel PJSC	22,643	—
*,3	LUKOIL PJSC ADR	509,946	—
*,3	Gazprom PJSC ADR	6,827,148	—
*,3	Surgutneftegas PJSC ADR	1,031,634	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	Tatneft PJSC ADR	403,718	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	98,835	—
[3]	Alrosa PJSC	4,689,820	—
[3]	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. Rusal International	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	53,186	—
*,3	Raspadskaya OJSC	120,950	—
[3]	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—

		Shares	Market Value ($000)
[3]	Rostelecom PJSC	1,223,758	—
[3]	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
[3]	Mobile TeleSystems PJSC	1,107,812	—
[3]	Magnit PJSC	66,366	—
[3]	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
[3]	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
[3]	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
[3]	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	5,529,218,867	—
[3]	Sistema PJSFC	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
[3]	Surgutneftegas PJSC	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
[3]	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	3,934,479	87,829
	Saudi National Bank	5,847,540	63,151
[2]	Saudi Arabian Oil Co.	6,173,258	50,288
	Saudi Telecom Co.	3,600,258	39,177
	Saudi Basic Industries Corp.	1,805,225	37,422
*	Saudi Arabian Mining Co.	2,431,629	30,008
	Riyad Bank	2,950,667	22,270
	Alinma Bank	1,970,351	21,702
	Saudi Awwal Bank	1,898,224	18,134
	ACWA Power Co.	266,983	17,048
	SABIC Agri-Nutrients Co.	467,959	15,955
	Dr Sulaiman Al Habib Medical Services Group Co.	165,458	12,790
	Banque Saudi Fransi	1,179,506	12,544
	Elm Co.	51,490	12,360
	Bank AlBilad	984,125	11,668
	Etihad Etisalat Co.	762,502	10,597
	Arab National Bank	1,333,457	8,867
	Bupa Arabia for Cooperative Insurance Co.	148,638	8,184
	Saudi Electricity Co.	1,562,770	7,886
	Almarai Co. JSC	487,324	7,418
	Savola Group	528,180	6,327
	Mouwasat Medical Services Co.	191,660	6,057
	Sahara International Petrochemical Co.	711,508	5,957
	Yanbu National Petrochemical Co.	549,443	5,620
	Saudi Tadawul Group Holding Co.	96,114	5,293
	Co. for Cooperative Insurance	146,577	4,789
	Jarir Marketing Co.	1,171,838	4,758
	Arabian Internet & Communications Services Co.	50,487	4,405
*	Bank Al-Jazira	816,327	4,386
	Saudi Investment Bank	988,722	4,106
	Saudi Industrial Investment Group	737,489	3,985
	Saudi Aramco Base Oil Co.	102,082	3,964
*	Dar Al Arkan Real Estate Development Co.	1,055,032	3,646
*	Saudi Kayan Petrochemical Co.	1,479,245	3,614

		Shares	Market Value ($000)
*	Saudi Research & Media Group	64,613	3,572
	Dallah Healthcare Co.	75,698	3,333
	Abdullah Al Othaim Markets Co.	893,130	3,266
	Mobile Telecommunications Co. Saudi Arabia	886,793	3,154
	Saudia Dairy & Foodstuff Co.	31,221	2,996
	Nahdi Medical Co.	77,824	2,918
	Advanced Petrochemical Co.	255,629	2,593
	Saudi Airlines Catering Co.	82,072	2,520
	Power & Water Utility Co. for Jubail & Yanbu	150,913	2,489
	Arabian Drilling Co.	53,090	2,375
*	Seera Group Holding	300,281	2,368
*	National Industrialization Co. Class C	656,874	2,045
*	Rabigh Refining & Petrochemical Co.	837,498	2,037
	Saudi Cement Co.	152,856	1,963
	United Electronics Co.	81,289	1,929
	Arabian Centres Co. Ltd.	326,005	1,764
	Yamama Cement Co.	194,389	1,574
*	Emaar Economic City	741,402	1,570
	Southern Province Cement Co.	137,988	1,423
	Qassim Cement Co.	90,222	1,420
	Yanbu Cement Co.	158,271	1,287
	BinDawood Holding Co.	593,100	1,041
			611,842
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,634,134	86,076
	Oversea-Chinese Banking Corp. Ltd.	7,026,002	67,206
	United Overseas Bank Ltd.	2,430,212	51,225
	Singapore Telecommunications Ltd.	15,095,230	26,938
	CapitaLand Ascendas REIT	7,165,241	15,529
	CapitaLand Integrated Commercial Trust	10,193,780	15,197
	Keppel Corp. Ltd.	2,787,532	14,812
	Singapore Airlines Ltd.	2,759,456	13,696
	Singapore Exchange Ltd.	1,636,866	11,430
	Capitaland Investment Ltd.	5,083,428	11,160
	Wilmar International Ltd.	4,179,618	10,235
	Genting Singapore Ltd.	11,626,690	8,732
	Singapore Technologies Engineering Ltd.	3,049,493	8,450
	Sembcorp Industries Ltd.	1,810,102	7,618
	Mapletree Logistics Trust	6,620,678	7,613
	Mapletree Industrial Trust	3,946,042	7,187
*	Seatrium Ltd.	81,799,912	6,071
	Venture Corp. Ltd.	526,582	5,246
	Mapletree Pan Asia Commercial Trust	4,683,003	5,071
	Frasers Logistics & Commercial Trust	5,759,934	4,795
	UOL Group Ltd.	1,013,218	4,705
	ComfortDelGro Corp. Ltd.	4,137,691	4,303
	City Developments Ltd.	946,091	4,294
	Jardine Cycle & Carriage Ltd.	197,788	3,816
	Suntec REIT	4,214,466	3,726
	NetLink NBN Trust	5,836,516	3,674
*	SATS Ltd.	1,782,987	3,640
	CapitaLand Ascott Trust	4,924,164	3,511
	Keppel REIT	4,947,534	3,402
	Keppel DC REIT	2,590,874	3,253
	Hutchison Port Holdings Trust	10,440,363	1,563
	Olam Group Ltd.	2,301,913	1,530
	StarHub Ltd.	1,244,197	982
	Singapore Post Ltd.	2,976,352	908

		Shares	Market Value ($000)
	SIA Engineering Co. Ltd.	505,816	865
			428,459
South Africa (0.8%)
	Naspers Ltd. Class N	372,368	62,455
	FirstRand Ltd.	10,038,575	36,357
	Standard Bank Group Ltd.	2,682,392	28,556
	Gold Fields Ltd.	1,765,861	26,056
	MTN Group Ltd.	3,622,929	18,428
	Capitec Bank Holdings Ltd.	170,514	18,161
	Bid Corp. Ltd.	668,086	16,169
	Anglogold Ashanti plc	840,826	15,047
	Absa Group Ltd.	1,625,012	14,189
	Shoprite Holdings Ltd.	960,660	13,922
	Sanlam Ltd.	3,488,213	13,314
	Nedbank Group Ltd.	916,280	10,638
	Sasol Ltd.	1,157,165	10,051
	Bidvest Group Ltd.	681,713	8,965
	Remgro Ltd.	1,019,380	8,568
	Aspen Pharmacare Holdings Ltd.	776,070	8,022
	Discovery Ltd.	1,072,131	7,926
[1]	Clicks Group Ltd.	479,014	7,700
	Harmony Gold Mining Co. Ltd.	1,090,335	6,815
	Reinet Investments SCA	271,166	6,787
	NEPI Rockcastle NV	1,008,522	6,786
	Sibanye Stillwater Ltd.	5,609,853	6,761
	Woolworths Holdings Ltd.	1,806,892	6,703
	Impala Platinum Holdings Ltd.	1,618,314	6,282
	Vodacom Group Ltd.	1,197,787	5,963
	Old Mutual Ltd.	8,676,430	5,774
	Northam Platinum Holdings Ltd.	726,237	4,895
	Anglo American Platinum Ltd.	113,837	4,819
	Exxaro Resources Ltd.	480,382	4,786
	Mr Price Group Ltd.	504,530	4,613
	Growthpoint Properties Ltd.	6,852,274	4,341
[2]	Pepkor Holdings Ltd.	4,161,681	4,279
	Foschini Group Ltd.	637,474	3,860
	Outsurance Group Ltd.	1,663,293	3,718
	Investec Ltd.	533,005	3,517
	Tiger Brands Ltd.	311,467	3,498
	Kumba Iron Ore Ltd.	107,667	3,167
	Life Healthcare Group Holdings Ltd.	2,798,212	2,766
*	Multichoice Group	594,108	2,375
	African Rainbow Minerals Ltd.	211,054	2,085
	Santam Ltd.	79,784	1,233
			430,347
South Korea (3.1%)
	Samsung Electronics Co. Ltd. (XKRX)	9,596,746	521,457
	SK Hynix Inc.	1,079,288	108,081
	NAVER Corp.	286,902	42,783
	Celltrion Inc.	309,030	41,469
	Hyundai Motor Co.	275,570	40,082
*	Kia Corp.	486,785	37,390
	LG Chem Ltd. (XKRX)	94,291	30,577
	Samsung SDI Co. Ltd. (XKRX)	104,280	28,940
[1]	POSCO Holdings Inc. (XNYS) ADR	319,982	24,959
*	Kakao Corp.	604,618	23,644
	POSCO Holdings Inc.	71,506	22,687

		Shares	Market Value ($000)
*	LG Energy Solution Ltd.	79,729	22,630
*,2	Samsung Biologics Co. Ltd.	35,316	22,230
	Hana Financial Group Inc.	560,737	20,051
	Hyundai Mobis Co. Ltd.	123,652	19,383
	KB Financial Group Inc. ADR (XNYS)	433,227	18,313
	Shinhan Financial Group Co. Ltd.	580,631	17,791
	Samsung C&T Corp.	167,368	17,290
	KB Financial Group Inc.	350,768	14,886
	LG Electronics Inc. (XKRX)	210,665	14,684
*,1	Ecopro BM Co. Ltd.	91,468	14,519
*,1	Ecopro Co. Ltd.	38,258	14,271
	Woori Financial Group Inc.	1,319,637	13,682
	KT&G Corp.	199,182	13,527
	Shinhan Financial Group Co. Ltd. ADR	423,775	13,006
*	Samsung Fire & Marine Insurance Co. Ltd.	64,791	12,821
	Samsung Electro-Mechanics Co. Ltd.	111,046	11,549
*	LG Corp.	177,114	10,875
*	HLB Inc.	212,929	10,740
*,1	POSCO Future M Co. Ltd.	56,667	10,674
*	SK Innovation Co. Ltd.	118,697	10,344
*	Meritz Financial Group Inc.	198,432	10,188
	SK Inc.	71,085	9,744
*	Doosan Enerbility Co. Ltd.	843,247	9,741
*	Krafton Inc.	57,670	9,248
*,1	KakaoBank Corp.	427,601	8,691
*,1	HMM Co. Ltd.	579,717	8,332
	Samsung SDS Co. Ltd.	72,829	8,282
	Samsung Life Insurance Co. Ltd.	148,373	7,710
	Korea Zinc Co. Ltd.	21,248	7,527
*	SK Square Co. Ltd.	191,387	7,435
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,497	7,339
*	Hanwha Aerospace Co. Ltd.	68,766	7,102
*	Samsung Heavy Industries Co. Ltd.	1,287,872	7,019
	HYBE Co. Ltd.	41,402	6,242
*	Korean Air Lines Co. Ltd.	370,108	6,223
*	DB Insurance Co. Ltd.	89,346	5,894
*	Hankook Tire & Technology Co. Ltd.	147,782	5,656
*	Korea Aerospace Industries Ltd.	141,224	5,321
*	Samsung Engineering Co. Ltd.	315,708	5,266
*	L&F Co. Ltd.	49,187	5,244
*,1	Amorepacific Corp.	58,479	5,158
	Korea Electric Power Corp.	347,720	5,156
*	Hanwha Solutions Corp.	207,090	5,145
*	Yuhan Corp.	111,513	4,929
*	Industrial Bank of Korea	516,933	4,850
*	Hyundai Glovis Co. Ltd.	36,959	4,840
*	Coway Co. Ltd.	112,601	4,671
*	NCSoft Corp.	31,522	4,652
	HD Hyundai Co. Ltd.	84,287	4,492
*	CosmoAM&T Co. Ltd.	44,119	4,361
	S-Oil Corp.	81,925	4,165
*	Hyundai Steel Co.	163,644	4,098
	LG H&H Co. Ltd. (XKRX)	18,031	4,087
	LG Innotek Co. Ltd.	28,294	4,035
*,1	Alteogen Inc.	68,238	3,940
*	SK Biopharmaceuticals Co. Ltd.	56,226	3,905
[1]	LG Display Co. Ltd.	448,043	3,894
	Hanmi Pharm Co. Ltd.	15,795	3,832

		Shares	Market Value ($000)
	Doosan Bobcat Inc.	98,056	3,734
*	Hyundai Engineering & Construction Co. Ltd.	142,433	3,686
	Samsung Securities Co. Ltd.	128,468	3,611
*	Posco International Corp.	91,408	3,588
	CJ CheilJedang Corp. (XKRX)	16,408	3,583
*	Korea Investment Holdings Co. Ltd.	77,806	3,573
*	Lotte Chemical Corp.	36,396	3,560
*,1	Hanjin Kal Corp.	62,455	3,423
*	Hanwha Ocean Co. Ltd.	204,597	3,362
	LG Uplus Corp.	423,550	3,243
*	Celltrion Pharm Inc.	42,571	3,243
	GS Holdings Corp.	92,396	3,204
[1]	Hyundai Heavy Industries Co. Ltd.	37,261	3,175
	BNK Financial Group Inc.	564,313	3,174
	Fila Holdings Corp.	101,895	3,104
*	Kumho Petrochemical Co. Ltd.	33,115	3,088
	Orion Corp.Republic of Korea	43,511	3,009
*	Mirae Asset Securities Co. Ltd.	508,793	2,992
*	Hyundai Marine & Fire Insurance Co. Ltd.	116,525	2,960
*,1,2	SK IE Technology Co. Ltd.	51,113	2,833
[1]	Hotel Shilla Co. Ltd.	61,933	2,698
	Korea Electric Power Corp. ADR	326,843	2,415
*	Kangwon Land Inc.	210,342	2,360
*	LS Corp.	34,584	2,353
*	E-MART Inc.	39,021	2,270
*	NH Investment & Securities Co. Ltd.	285,716	2,267
*	SK Bioscience Co. Ltd.	45,950	2,184
	OCI Holdings Co. Ltd.	27,162	2,119
*	SKC Co. Ltd.	36,891	2,115
[1]	Hyundai Mipo Dockyard Co. Ltd.	40,987	2,066
*	DGB Financial Group Inc.	302,310	2,040
	Cheil Worldwide Inc.	138,311	1,904
*	DL E&C Co. Ltd.	60,827	1,892
*,1,2	Netmarble Corp.	41,761	1,820
	NongShim Co. Ltd.	6,244	1,768
*	HL Mando Co. Ltd.	67,317	1,767
	Shinsegae Inc.	13,585	1,753
*	CJ Corp.	24,900	1,749
*,1	F&F Co. Ltd.	31,307	1,663
	S-1 Corp.	38,056	1,625
	Hyundai Doosan Infracore Co. Ltd.	281,858	1,625
*	Hanwha Corp. (XKRX)	79,751	1,623
*	CJ Logistics Corp.	15,917	1,620
*	BGF retail Co. Ltd.	15,152	1,604
*,1	Pearl Abyss Corp.	64,881	1,584
	KCC Corp.	8,532	1,571
*	Hanwha Life Insurance Co. Ltd.	685,397	1,556
*	Samsung Card Co. Ltd.	62,921	1,554
*,1	Kakaopay Corp.	42,928	1,515
[1]	Hanon Systems	322,271	1,504
[1]	Hanmi Science Co. Ltd.	49,038	1,441
*	GS Engineering & Construction Corp.	127,553	1,438
*	Kakao Games Corp.	77,578	1,417
*,1	Lotte Shopping Co. Ltd.	22,219	1,366
*	Hyundai Wia Corp.	31,000	1,348
*	SK Networks Co. Ltd.	268,850	1,312
*,1	Wemade Co. Ltd.	33,650	1,287
*	Pan Ocean Co. Ltd.	470,122	1,280

		Shares	Market Value ($000)
*	GS Retail Co. Ltd.	76,397	1,275
*	Lotte Corp.	55,196	1,199
*	Hyundai Department Store Co. Ltd.	28,501	1,146
*,1	LOTTE Fine Chemical Co. Ltd.	29,848	1,111
*	Daewoo Engineering & Construction Co. Ltd.	368,036	1,082
*	DL Holdings Co. Ltd.	25,620	1,078
*	Korea Gas Corp.	53,684	1,062
*	CJ ENM Co. Ltd.	19,381	1,035
[1]	SSANGYONG C&E Co. Ltd.	226,645	1,023
[1]	Seegene Inc.	53,921	1,021
*	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,019
[1]	SK Chemicals Co. Ltd.	20,779	1,002
	Lotte Energy Materials Corp.	41,200	968
*	Hite Jinro Co. Ltd.	60,827	955
*	AMOREPACIFIC Group	51,480	946
*	Green Cross Corp.	11,458	925
*	Paradise Co. Ltd.	91,433	865
[1]	Dongsuh Cos. Inc.	59,769	774
*	Ottogi Corp.	2,473	741
*	Lotte Chilsung Beverage Co. Ltd.	5,667	582
*	SD Biosensor Inc.	74,719	581
*	Solus Advanced Materials Co. Ltd.	52,648	443
			1,608,200
Spain (1.7%)
	Iberdrola SA (XMAD)	11,939,885	143,768
	Banco Santander SA	32,130,735	129,135
	Banco Bilbao Vizcaya Argentaria SA	11,994,020	112,257
	Industria de Diseno Textil SA	2,106,874	90,084
	Amadeus IT Group SA	903,438	63,313
*,2	Cellnex Telecom SA	1,123,897	43,245
	Telefonica SA	10,061,659	40,939
	Ferrovial SE	1,038,825	39,616
	Repsol SA	2,573,924	38,012
	CaixaBank SA	7,585,091	32,343
[2]	Aena SME SA	141,303	24,998
	ACS Actividades de Construccion y Servicios SA	476,602	18,807
	Redeia Corp. SA	869,102	14,462
	Banco de Sabadell SA	10,485,097	13,609
	Endesa SA	633,743	12,556
	Bankinter SA	1,375,021	8,490
	Enagas SA	499,469	8,131
	Naturgy Energy Group SA	275,670	7,423
*,1	Grifols SA	630,184	6,864
	Merlin Properties Socimi SA	672,364	6,847
	Acciona SA	46,123	5,966
	Mapfre SA	1,952,276	4,299
	Corp. ACCIONA Energias Renovables SA	112,660	2,928
*	Iberdrola SA	205,860	2,486
			870,578
Sweden (2.0%)
	Atlas Copco AB Class A	5,066,181	80,853
	Investor AB Class B	3,215,776	75,715
	Volvo AB Class B	3,029,149	72,595
	Assa Abloy AB Class B	1,950,716	53,500
	Skandinaviska Enskilda Banken AB Class A	3,272,318	46,474
	Hexagon AB Class B	4,239,422	46,267
	Sandvik AB	2,160,168	45,398

		Shares	Market Value ($000)
[2]	Evolution AB	368,457	43,022
	Atlas Copco AB Class B	3,034,563	42,022
	Swedbank AB Class A	2,018,889	41,141
	Telefonaktiebolaget LM Ericsson Class B	5,864,171	32,508
	Svenska Handelsbanken AB Class A	2,998,866	32,329
	Essity AB Class B	1,222,473	28,708
	Alfa Laval AB	620,863	22,781
	Epiroc AB Class A	1,285,908	22,720
	EQT AB	842,000	22,610
	Investor AB Class A (XSTO)	969,064	22,600
	Nibe Industrier AB Class B	2,918,057	17,436
	H & M Hennes & Mauritz AB Class B	1,208,127	17,045
	Svenska Cellulosa AB SCA Class B	1,179,813	16,062
	SKF AB Class B	771,493	15,202
	Boliden AB	548,808	14,567
	SSAB AB Class B	1,745,472	13,333
	Trelleborg AB Class B	436,393	13,283
	Indutrade AB	536,841	13,042
	Telia Co. AB	4,930,976	12,718
	Skanska AB Class B	716,132	12,417
	Saab AB Class B	185,307	11,932
[1]	Industrivarden AB Class C	368,650	11,586
*	Swedish Orphan Biovitrum AB	401,860	11,279
	Epiroc AB Class B	717,034	11,180
*	Castellum AB	858,395	11,051
	Lifco AB Class B	454,227	10,959
	Beijer Ref AB	779,800	10,617
	Volvo AB Class A	410,478	10,092
	Getinge AB Class B	450,024	9,620
	Securitas AB Class B	971,712	9,439
	Tele2 AB Class B	1,095,597	9,341
*	Fastighets AB Balder Class B	1,252,089	8,311
	Sagax AB Class B	334,580	8,131
	L E Lundbergforetagen AB Class B	148,605	7,748
	Investment AB Latour Class B	288,733	7,262
	Holmen AB Class B	160,876	6,340
	Industrivarden AB Class A	181,937	5,728
	Axfood AB	217,767	5,503
*	Kinnevik AB Class B	488,618	5,250
	Husqvarna AB Class B	637,336	4,958
	Sweco AB Class B	409,289	4,798
*	Electrolux AB Class B	430,849	4,030
*,1	Volvo Car AB Class B	1,273,673	3,320
	Sagax AB Class D	422,492	1,148
[1]	Svenska Handelsbanken AB Class B	49,253	658
	Skandinaviska Enskilda Banken AB Class C	34,469	503
	Husqvarna AB Class A	56,030	437
	SSAB AB Class A	52,291	407
	Svenska Cellulosa AB SCA Class A	15,787	215
	Telefonaktiebolaget LM Ericsson Class A	18,640	103
			1,068,294
Switzerland (6.1%)
	Nestle SA (Registered)	5,361,315	610,925
	Novartis AG (Registered)	4,152,900	429,467
	Roche Holding AG	1,391,043	396,053
	UBS Group AG (Registered)	6,045,428	180,956
	Cie Financiere Richemont SA Class A (Registered)	1,028,967	152,837
	Zurich Insurance Group AG	287,882	146,270

		Shares	Market Value ($000)
	ABB Ltd. (Registered)	3,002,710	127,050
	Sika AG (Registered)	292,268	80,683
	Holcim AG	1,041,661	79,561
	Alcon Inc.	987,177	74,310
	Lonza Group AG (Registered)	148,723	72,712
	Swiss Re AG	579,200	66,319
	Givaudan SA (Registered)	15,940	66,287
	Partners Group Holding AG	44,208	59,644
	Swiss Life Holding AG (Registered)	59,219	42,527
	Geberit AG (Registered)	66,654	38,368
	Kuehne & Nagel International AG (Registered)	99,784	33,815
	Straumann Holding AG (Registered)	213,809	32,478
	Sonova Holding AG (Registered)	101,617	32,476
	Swisscom AG (Registered)	50,985	30,504
*	Sandoz Group AG	865,577	29,685
	SGS SA (Registered)	290,099	26,807
	Logitech International SA (Registered)	315,700	26,466
	Chocoladefabriken Lindt & Spruengli AG (Registered)	204	25,859
	Chocoladefabriken Lindt & Spruengli AG	1,986	25,240
[2]	VAT Group AG	51,514	23,981
	Julius Baer Group Ltd.	409,503	22,294
	Schindler Holding AG (XSWX)	82,829	20,632
	Roche Holding AG (Bearer)	57,522	17,425
	Swiss Prime Site AG (Registered)	152,335	15,429
	Swatch Group AG (Bearer)	63,599	14,930
	Baloise Holding AG (Registered)	90,618	14,475
	SIG Group AG	661,773	13,852
	Adecco Group AG (Registered)	318,582	13,776
	Temenos AG (Registered)	121,916	12,407
	PSP Swiss Property AG (Registered)	90,733	12,076
	Georg Fischer AG (Registered)	164,454	11,007
	EMS-Chemie Holding AG (Registered)	14,258	10,764
	Barry Callebaut AG (Registered)	7,159	10,456
	Helvetia Holding AG (Registered)	70,271	10,149
	Tecan Group AG (Registered)	25,482	9,727
	Schindler Holding AG (Registered)	36,871	8,777
	Belimo Holding AG (Registered)	18,528	8,639
*	Avolta AG	211,419	8,077
	Flughafen Zurich AG (Registered)	38,440	7,931
	Banque Cantonale Vaudoise (Registered)	56,623	7,250
	Clariant AG (Registered)	452,875	5,798
	BKW AG	36,482	5,796
	DKSH Holding AG	70,641	4,943
	Emmi AG (Registered)	4,231	4,433
	Bachem Holding AG	62,172	4,162
	Swatch Group AG (Registered)	75,287	3,425
			3,189,910
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	33,995,873	680,546
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,727,078	308,051
	MediaTek Inc.	2,985,700	92,132
	Hon Hai Precision Industry Co. Ltd.	23,939,823	78,313
	Quanta Computer Inc.	5,338,598	42,212
	Delta Electronics Inc.	4,334,676	38,789
	CTBC Financial Holding Co. Ltd.	36,502,939	33,116
	Fubon Financial Holding Co. Ltd.	15,537,930	31,939
	ASE Technology Holding Co. Ltd.	6,787,449	29,347
	Mega Financial Holding Co. Ltd.	23,003,789	27,633

		Shares	Market Value ($000)
	Cathay Financial Holding Co. Ltd.	18,474,620	25,980
	E.Sun Financial Holding Co. Ltd.	29,751,828	23,483
	Uni-President Enterprises Corp.	9,602,487	22,190
	Nan Ya Plastics Corp.	11,302,615	21,905
	Yuanta Financial Holding Co. Ltd.	24,369,536	21,009
	Wistron Corp.	5,734,445	20,996
	Asustek Computer Inc.	1,417,026	20,121
	China Steel Corp.	24,649,234	19,752
[1]	United Microelectronics Corp.	12,134,978	18,902
[1]	United Microelectronics Corp. ADR	2,427,363	18,715
	Novatek Microelectronics Corp.	1,143,916	18,634
	First Financial Holding Co. Ltd.	21,496,132	18,242
	Accton Technology Corp.	1,070,000	18,000
	Alchip Technologies Ltd.	143,000	17,738
	Taiwan Cooperative Financial Holding Co. Ltd.	21,204,742	17,203
	Formosa Plastics Corp.	7,448,873	17,118
	Largan Precision Co. Ltd.	204,848	16,241
	Chailease Holding Co. Ltd.	2,820,107	15,611
	Chunghwa Telecom Co. Ltd. ADR	404,800	15,212
	Lite-On Technology Corp.	4,273,767	14,801
	Unimicron Technology Corp.	2,599,975	14,587
	Realtek Semiconductor Corp.	953,768	14,273
	Sinopac Holdings Co.	23,045,586	14,103
	Hua Nan Financial Holdings Co. Ltd. Class C	20,448,170	14,086
[1]	Yageo Corp.	783,251	13,777
	Chunghwa Telecom Co. Ltd.	3,535,207	13,402
	Hotai Motor Co. Ltd.	653,860	13,246
	Taishin Financial Holding Co. Ltd.	23,873,344	13,078
	Taiwan Cement Corp.	12,573,726	12,797
	eMemory Technology Inc.	139,000	12,397
	Formosa Chemicals & Fibre Corp.	6,859,306	12,384
	Wiwynn Corp.	174,000	12,267
*	China Development Financial Holding Corp.	31,658,019	12,154
	Taiwan Mobile Co. Ltd.	3,471,713	10,852
	Pegatron Corp.	4,094,038	10,793
	Shanghai Commercial & Savings Bank Ltd.	7,533,048	10,647
	E Ink Holdings Inc.	1,580,000	10,478
	Advantech Co. Ltd.	915,687	9,870
	Gigabyte Technology Co. Ltd.	986,000	9,757
	Evergreen Marine Corp. Taiwan Ltd.	2,013,520	9,658
	President Chain Store Corp.	1,125,904	9,493
	Compal Electronics Inc.	8,255,510	9,468
	Inventec Corp.	5,155,064	9,054
	Far EasTone Telecommunications Co. Ltd.	3,507,643	9,003
	Innolux Corp.	16,989,810	8,836
[1]	Global Unichip Corp.	175,000	8,592
[1]	Acer Inc.	5,700,396	8,372
	Airtac International Group	272,773	8,175
	Silergy Corp.	653,000	8,036
	Micro-Star International Co. Ltd.	1,375,000	7,975
	Globalwafers Co. Ltd.	425,000	7,852
	Chang Hwa Commercial Bank Ltd.	13,642,394	7,616
	Catcher Technology Co. Ltd.	1,214,153	7,544
*	Shin Kong Financial Holdings Co. Ltd.	26,827,986	7,183
	Eclat Textile Co. Ltd.	396,398	6,918
	Sino-American Silicon Products Inc.	1,069,000	6,536
	Formosa Petrochemical Corp.	2,718,580	6,457
	Chicony Electronics Co. Ltd.	1,231,337	6,456

		Shares	Market Value ($000)
	Powertech Technology Inc.	1,382,000	6,416
	Synnex Technology International Corp.	2,729,889	6,268
*,1	Tatung Co. Ltd.	4,456,000	6,217
	Asia Cement Corp.	4,850,519	6,151
[1]	Walsin Lihwa Corp.	5,434,643	6,136
	ASPEED Technology Inc.	60,400	5,932
	Far Eastern New Century Corp.	5,912,819	5,834
	Voltronic Power Technology Corp.	132,000	5,645
	Eva Airways Corp.	5,362,188	5,405
	Pou Chen Corp.	5,361,125	5,397
	Yang Ming Marine Transport Corp.	3,535,000	5,390
	Cheng Shin Rubber Industry Co. Ltd.	3,701,222	5,367
	Winbond Electronics Corp.	6,128,864	5,327
[1]	Nanya Technology Corp.	2,313,600	5,074
	Feng TAY Enterprise Co. Ltd.	983,155	5,069
[1]	Powerchip Semiconductor Manufacturing Corp.	5,867,000	5,045
	AUO Corp.	8,588,600	5,019
	Parade Technologies Ltd.	140,000	4,967
*,1	PharmaEssentia Corp.	475,000	4,769
	Taiwan Business Bank	10,933,286	4,659
	ASMedia Technology Inc.	77,000	4,553
[1]	Vanguard International Semiconductor Corp.	1,820,466	4,271
[1]	Zhen Ding Technology Holding Ltd.	1,284,000	4,134
	Hiwin Technologies Corp.	580,664	4,076
	Taiwan High Speed Rail Corp.	4,298,000	4,055
	Win Semiconductors Corp.	798,000	3,932
[1]	Oneness Biotech Co. Ltd.	700,856	3,861
[1]	China Airlines Ltd.	5,872,913	3,815
	Auo Corp. ADR	583,862	3,608
	Teco Electric and Machinery Co. Ltd.	2,440,000	3,579
	Foxconn Technology Co. Ltd.	2,219,925	3,575
	Giant Manufacturing Co. Ltd.	626,548	3,566
	Ruentex Development Co. Ltd.	3,124,550	3,559
	Taiwan Fertilizer Co. Ltd.	1,478,000	3,209
[1]	Nan Ya Printed Circuit Board Corp.	422,000	3,047
	Nien Made Enterprise Co. Ltd.	278,000	2,972
	Wan Hai Lines Ltd.	1,841,812	2,876
[1]	Yulon Motor Co. Ltd.	1,171,526	2,591
	Walsin Technology Corp.	687,000	2,355
*,1	HTC Corp.	1,479,570	2,311
	Genius Electronic Optical Co. Ltd.	170,000	2,161
	Taiwan Secom Co. Ltd.	580,725	2,160
	Capital Securities Corp.	4,156,587	2,131
[1]	momo.com Inc.	148,092	2,056
*	Ennostar Inc.	1,411,000	1,893
	China Motor Corp.	513,642	1,874
	Eternal Materials Co. Ltd.	2,010,398	1,840
	Far Eastern International Bank	4,626,953	1,803
*	Taiwan Glass Industry Corp.	2,702,089	1,552
	Formosa Taffeta Co. Ltd.	1,962,000	1,510
	Transcend Information Inc.	570,455	1,433
[1]	U-Ming Marine Transport Corp.	839,000	1,281
[1]	Advanced Energy Solution Holding Co. Ltd.	48,000	968
[1]	Formosa Sumco Technology Corp.	120,000	620
	ASE Technology Holding Co. Ltd. ADR	30,358	282
	Yulon Nissan Motor Co. Ltd.	48,000	264
			2,335,963

		Shares	Market Value ($000)
Thailand (0.5%)
	PTT PCL	28,614,978	27,164
	CP ALL PCL	11,942,175	17,580
	Bangkok Dusit Medical Services PCL Class F	21,001,900	16,279
[1]	Airports of Thailand PCL	8,598,451	14,479
	Advanced Info Service PCL	2,238,696	13,807
	Delta Electronics Thailand PCL	5,572,060	12,333
	PTT Exploration & Production PCL	2,769,361	11,688
	Central Pattana PCL	5,896,982	10,750
	Kasikornbank PCL	2,662,718	9,019
	Gulf Energy Development PCL	6,085,240	7,453
	Bumrungrad Hospital PCL	1,085,905	7,347
	Minor International PCL	7,756,855	6,669
	SCB X PCL	2,232,344	6,534
	Siam Cement PCL (Registered)	736,294	5,605
	Siam Cement PCL NVDR	726,780	5,532
	Krung Thai Bank PCL	12,212,662	5,474
	Central Retail Corp. PCL	5,497,997	5,141
	Charoen Pokphand Foods PCL	9,681,228	5,080
	TMBThanachart Bank PCL	88,195,796	4,448
[1]	Bangkok Bank PCL NVDR	1,078,300	4,285
	PTT Global Chemical PCL	4,090,887	3,857
	SCB X PCL NVDR	1,230,600	3,602
	Thai Oil PCL	2,291,702	3,526
	Energy Absolute PCL (XBKK)	3,126,841	3,495
	Home Product Center PCL	11,381,292	3,366
	Bangkok Expressway & Metro PCL	16,061,482	3,326
*	True Corp. PCL	18,794,912	3,196
	Intouch Holdings PCL Class F	1,489,659	3,093
[1]	Banpu PCL (Registered)	17,321,108	3,024
	PTT Oil & Retail Business PCL	5,699,100	2,872
[1]	BTS Group Holdings PCL	16,848,321	2,847
	Kasikornbank PCL NVDR	808,437	2,738
[1]	Krungthai Card PCL	2,160,921	2,664
	CP Axtra PCL	3,181,387	2,550
	Digital Telecommunications Infrastructure Fund Class F	10,445,639	2,411
[1]	Indorama Ventures PCL	3,588,015	2,387
	Thai Union Group PCL Class F	5,415,763	2,321
	Land & Houses PCL (Registered)	10,266,808	2,215
	SCG Packaging PCL	2,418,800	2,145
	Electricity Generating PCL	528,279	1,956
[1]	Global Power Synergy PCL Class F	1,400,152	1,939
	Ratch Group PCL	2,246,392	1,915
	Muangthai Capital PCL	1,426,662	1,706
	Asset World Corp. PCL	14,493,308	1,628
[1]	Osotspa PCL	2,721,791	1,596
[1]	Carabao Group PCL Class F	706,977	1,501
[1]	Berli Jucker PCL	2,077,782	1,385
	Land & Houses PCL NVDR	6,394,100	1,380
[1]	Srisawad Corp. PCL	1,225,904	1,364
[1]	Thai Life Insurance PCL	4,962,100	1,166
[1]	B Grimm Power PCL	1,459,652	1,140
[1]	IRPC PCL	20,609,489	1,130
	Bangkok Bank PCL (Registered)	270,602	1,075
	Siam City Cement PCL	177,239	672
	Intouch Holdings PCL NVDR	273,800	569
	Bangkok Dusit Medical Services PCL NVDR	702,100	544
	Central Pattana PCL NVDR	258,400	471

		Shares	Market Value ($000)
	Bangkok Life Assurance PCL	716,902	386
*,1	True Corp. PCL NVDR	2,088,999	355
	Bumrungrad Hospital PCL NVDR	50,700	343
	Energy Absolute PCL NVDR	270,400	302
[1]	Bangkok Life Assurance PCL NVDR	354,600	191
	Krung Thai Bank PCL NVDR	166,000	74
			277,090
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	876,610	10,993
*	Turk Hava Yollari AO	1,126,662	10,099
	KOC Holding A/S	1,695,361	8,954
	Turkiye Petrol Rafinerileri A/S	1,788,112	8,810
	Akbank TAS	6,256,824	8,145
	Haci Omer Sabanci Holding A/S	2,632,804	6,292
	Turkcell Iletisim Hizmetleri A/S	2,409,536	5,433
	Turkiye Is Bankasi A/S Class C	6,346,780	5,352
	Yapi ve Kredi Bankasi A/S	6,597,264	4,738
	Turkiye Sise ve Cam Fabrikalari A/S	2,914,001	4,726
*	Eregli Demir ve Celik Fabrikalari TAS	3,284,867	4,658
	Enka Insaat ve Sanayi A/S	3,613,307	4,425
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,408,172	4,014
	Ford Otomotiv Sanayi A/S	126,262	3,667
*	Sasa Polyester Sanayi A/S	2,524,055	3,200
	Turkiye Garanti Bankasi A/S	1,221,957	2,557
	Migros Ticaret A/S	177,614	2,389
	Coca-Cola Icecek A/S	128,158	2,261
	Tofas Turk Otomobil Fabrikasi A/S	244,852	1,986
*	Pegasus Hava Tasimaciligi A/S	79,317	1,961
	Arcelik A/S	415,972	1,939
*	Petkim Petrokimya Holding A/S	2,677,620	1,913
	AG Anadolu Grubu Holding A/S	227,888	1,717
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,898,265	1,672
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	350,784	1,627
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	415,684	1,614
*	TAV Havalimanlari Holding A/S	347,561	1,580
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	73,964	1,489
	Koza Altin Isletmeleri A/S	1,981,413	1,353
	Kontrolmatik Enerji Ve Muhendislik A/S	169,157	1,351
	Turk Traktor ve Ziraat Makineleri A/S	48,964	1,304
*	Oyak Cimento Fabrikalari A/S	624,309	1,298
	Sok Marketler Ticaret A/S	609,365	1,277
	Nuh Cimento Sanayi A/S	122,088	1,277
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,832,007	1,267
*	Hektas Ticaret TAS	2,108,710	1,236
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	258,512	1,215
	Is Yatirim Menkul Degerler A/S	1,030,910	1,173
*	Otokar Otomotiv Ve Savunma Sanayi A/S	72,925	1,171
*	Turk Telekomunikasyon A/S	1,067,656	1,149
	Dogus Otomotiv Servis ve Ticaret A/S	110,220	990
*	Ulker Biskuvi Sanayi A/S	303,831	935
	Alarko Holding A/S	263,407	928
	Borusan Yatirim ve Pazarlama A/S	10,393	891
*,2	MLP Saglik Hizmetleri A/S	157,139	844
*	Investco Holding A/S	74,375	818
*	Gubre Fabrikalari TAS	169,759	815
	Dogan Sirketler Grubu Holding A/S	1,866,875	813
	EGE Endustri VE Ticaret A/S	2,248	811
[2]	Enerjisa Enerji A/S	428,357	784

		Shares	Market Value ($000)
	Aksa Enerji Uretim A/S	604,560	717
	Aksa Akrilik Kimya Sanayii A/S	227,798	699
	Cimsa Cimento Sanayi VE Ticaret A/S	643,041	698
	Kayseri Seker Fabrikasi A/S	571,840	686
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	115,231	682
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,208,973	673
*	Turkiye Vakiflar Bankasi TAO Class D	1,431,909	667
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	662
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	625,270	628
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	245,040	627
*	Kiler Holding AS	499,674	624
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	56,795	621
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	603
*	Turkiye Sinai Kalkinma Bankasi A/S	2,227,189	601
	Alfa Solar Enerji Sanayi VE Ticaret AS	175,517	582
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	546
	Bera Holding A/S	1,225,061	526
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,243,510	520
*	Turkiye Halk Bankasi A/S	1,203,597	516
*	Vestel Elektronik Sanayi ve Ticaret A/S	247,283	500
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	499
	Aygaz A/S	102,347	497
	Tekfen Holding A/S	357,302	491
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	314,404	487
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S.	238,009	478
	Akcansa Cimento A/S	81,868	461
*	Konya Cimento Sanayii A/S	1,813	458
*	Zorlu Enerji Elektrik Uretim A/S	2,955,751	454
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,759,881	402
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	359
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	358
*	Iskenderun Demir ve Celik A/S	273,450	325
	Kocaer Celik Sanayi Ve Ticaret AS	243,473	319
	Kordsa Teknik Tekstil A/S	112,344	307
	Eczacibasi Yatirim Holding Ortakligi A/S	30,123	280
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	93,395	277
	Kimteks Poliuretan Sanayi VE Ticaret AS	119,566	260
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	147,057	256
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	392,868	253
	Margun Enerji Uretim Sanayi VE Ticaret A/S	566,935	249
	Galata Wind Enerji A/S	285,112	246
*	Oyak Yatirim Menkul Degerler A/S	159,450	231
*	Can2 Termik A/S	367,393	219
*	Europen Endustri Insaat Sanayi VE Ticaret AS	383,785	213
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	643,475	203
*	Ozak Gayrimenkul Yatirim Ortakligi	653,454	193
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S	74,334	174
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	249,669	172
*	Erciyas Celik Boru Sanayi A/S	36,525	168
	Polisan Holding A/S	356,946	165
*	Qua Granite Hayal	1,189,870	158
	Turkiye Sigorta A/S	93,275	147
*	Aydem Yenilenebilir Enerji A/S	161,609	123
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	165,475	120
	Yayla Agro Gida Sanayi VE Nakliyat A/S	203,791	109
*	MIA Teknoloji A/S	50,379	73
	Politeknik Metal Sanayi ve Ticaret A/S	39	26
			164,499

		Shares	Market Value ($000)
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	7,004,905	36,560
	First Abu Dhabi Bank PJSC	8,903,366	35,495
	Emaar Properties PJSC	13,547,997	27,392
	Emirates NBD Bank PJSC	3,603,214	17,353
[3]	Abu Dhabi Commercial Bank PJSC	5,933,685	14,550
*	Alpha Dhabi Holding PJSC	2,773,210	13,419
	Dubai Electricity & Water Authority PJSC	17,189,462	11,750
	Dubai Islamic Bank PJSC	5,882,256	10,122
	Aldar Properties PJSC	7,289,330	10,110
	Abu Dhabi Islamic Bank PJSC	2,983,688	9,107
*	Multiply Group PJSC	9,375,223	7,362
	Abu Dhabi National Oil Co. for Distribution PJSC	5,841,482	5,643
	Americana Restaurants International plc (XADS)	5,564,824	4,708
	Air Arabia PJSC	4,627,370	3,750
	Borouge plc	5,759,771	3,747
*	Q Holding PJSC	4,190,504	3,603
*	National Marine Dredging Co.	420,663	3,466
	Salik Co. PJSC	3,600,838	3,398
	ADNOC Drilling Co. PJSC	3,292,897	3,288
	Emaar Development PJSC	1,643,346	3,110
*	Abu Dhabi Ports Co. PJSC	1,781,131	3,011
	ADNOC Logistics & Services	2,750,522	2,939
*	Pure Health Holding PJSC	2,119,255	2,816
	Dubai Investments PJSC	4,174,704	2,688
	Dana Gas PJSC	10,768,270	2,164
	Emirates Central Cooling Systems Corp.	3,803,545	1,816
	Fertiglobe plc	2,369,418	1,797
	Dubai Financial Market PJSC	3,201,832	1,186
*	Ghitha Holding PJSC	77,844	795
*	AL Seer Marine Supplies & Equipment Co LLC	431,249	781
*	Apex Investments Co. PSC	1,019,338	545
	Americana Restaurants International plc	231,651	197
			248,668
United Kingdom (9.5%)
	Shell plc (XETR)	13,266,440	411,291
	AstraZeneca plc	2,965,420	393,147
	HSBC Holdings plc	39,090,604	305,208
	Unilever plc (XLON)	5,031,188	244,819
	BP plc	33,469,548	195,476
	Diageo plc	4,435,264	160,192
	GSK plc	8,072,589	159,658
	Rio Tinto plc	2,185,717	151,294
	British American Tobacco plc	4,463,339	131,595
	Glencore plc	24,721,177	130,799
	Reckitt Benckiser Group plc	1,437,440	103,928
	London Stock Exchange Group plc	905,486	102,423
	CRH plc (SGMX)	1,415,855	100,443
	National Grid plc	7,374,083	98,216
	RELX plc	2,309,418	95,319
	Compass Group plc	3,432,333	94,539
	BAE Systems plc	6,117,553	91,130
	Ferguson plc	411,592	76,962
	Experian plc	1,839,210	76,552
*	Flutter Entertainment plc (XLON)	353,939	72,648
	Lloyds Banking Group plc	127,217,572	68,196
*	Rolls-Royce Holdings plc	16,801,213	63,785
	RELX plc (XLON)	1,494,869	61,662

		Shares	Market Value ($000)
	3i Group plc	1,910,352	59,803
	Anglo American plc	2,421,258	57,717
	Ashtead Group plc	875,685	57,263
	Prudential plc (XLON)	5,524,322	56,749
	Barclays plc	30,136,765	56,004
	Tesco plc	14,184,199	51,398
	Haleon plc	11,648,817	47,315
	SSE plc	2,189,630	46,635
	Imperial Brands plc	1,785,763	42,867
	Legal & General Group plc	11,901,110	38,279
	Vodafone Group plc	43,834,548	37,266
	Standard Chartered plc	4,406,289	33,301
	InterContinental Hotels Group plc	331,127	31,375
	NatWest Group plc	11,026,803	31,119
	Sage Group plc	2,057,799	30,636
	Aviva plc	5,478,300	29,904
	Bunzl plc	676,984	27,513
	Informa plc	2,790,682	27,409
	Segro plc	2,450,364	27,214
	Rentokil Initial plc	5,058,816	26,052
	Next plc	243,645	26,011
	Smith & Nephew plc	1,753,147	24,518
	Halma plc	758,304	20,989
	WPP plc	2,088,897	20,201
	Melrose Industries plc (XLON)	2,687,233	20,029
	Associated British Foods plc	674,748	19,986
	Admiral Group plc	614,573	19,542
	Smurfit Kappa Group plc	522,695	19,461
	Centrica plc	10,986,828	19,228
	Spirax-Sarco Engineering plc	147,998	18,627
	United Utilities Group plc	1,367,087	18,413
	Intertek Group plc	323,825	18,381
	BT Group plc	12,635,309	17,901
	Pearson plc	1,433,647	17,588
	Whitbread plc	385,156	17,458
	Severn Trent plc	529,673	17,411
	Croda International plc	279,112	16,894
[2]	Auto Trader Group plc	1,801,563	16,574
	Mondi plc	883,974	15,840
	Entain plc	1,271,128	15,483
*	Wise plc Class A	1,505,832	15,359
	Antofagasta plc	691,420	15,070
	DCC plc	198,169	14,407
	Smiths Group plc	699,647	14,338
	Barratt Developments plc	1,965,930	13,398
	Taylor Wimpey plc	7,017,749	13,102
	Berkeley Group Holdings plc	210,191	12,728
	Intermediate Capital Group plc	559,032	12,603
	Land Securities Group plc	1,482,132	12,495
	M&G plc	4,361,454	12,331
	B&M European Value Retail SA	1,876,548	12,298
	Weir Group plc	518,234	11,912
	J Sainsbury plc	3,481,304	11,886
	Burberry Group plc	717,214	11,814
	Persimmon plc	637,809	11,747
	Coca-Cola HBC AG	393,660	11,572
	Rightmove plc	1,635,117	11,572
	IMI plc	518,372	10,994

		Shares	Market Value ($000)
	Howden Joinery Group plc	1,057,264	10,707
	Kingfisher plc	3,830,244	10,649
[2]	ConvaTec Group plc	3,273,974	9,964
	RS Group plc	953,445	9,448
	Phoenix Group Holdings plc	1,465,641	9,358
	DS Smith plc	2,581,144	9,203
	Beazley plc	1,323,205	9,108
	British Land Co. plc	1,862,338	8,952
	St. James's Place plc	1,080,860	8,898
	UNITE Group plc	695,509	8,886
	Hiscox Ltd.	669,943	8,793
	Schroders plc	1,689,701	8,645
*	Ocado Group plc	1,210,957	8,295
[1]	Abrdn plc	3,778,546	8,039
	Hikma Pharmaceuticals plc	324,660	7,921
	Johnson Matthey plc	359,053	7,381
	JD Sports Fashion plc	4,969,860	7,344
	Hargreaves Lansdown plc	753,388	7,270
	Endeavour Mining plc	365,078	6,485
	Tate & Lyle plc	803,477	6,340
	ITV plc	7,494,645	5,677
*	International Consolidated Airlines Group SA	2,251,496	4,203
[2]	Airtel Africa plc	2,181,261	3,098
	Renishaw plc	68,380	3,024
	Fresnillo plc	367,998	2,461
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			5,005,411
Total Common Stocks (Cost $41,562,642)			51,894,175
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	1,600,315	70,023
	Volkswagen AG Preference Shares	404,235	51,991
	Petroleo Brasileiro SA Preference Shares	5,976,812	48,797
	Itau Unibanco Holding SA Preference Shares	4,141,082	27,399
	Henkel AG & Co. KGaA Preference Shares	326,955	25,064
	Itausa SA Preference Shares	9,559,672	19,295
	Sartorius AG Preference Shares	49,232	17,960
	Banco Bradesco SA Preference Shares	4,594,815	14,236
	Bayerische Motoren Werke AG Preference Shares	114,626	11,200
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	151,337	6,498
	Hyundai Motor Co. Preference Shares (XKRX)	68,399	6,044
	FUCHS SE Preference Shares	137,655	6,034
	Gerdau SA Preference Shares	1,218,679	5,175
	Centrais Eletricas Brasileiras SA Preference Shares Class B	550,595	5,094
*	Grifols SA Preference Shares Class B (XMAD)	562,686	4,519
	Cia Energetica de Minas Gerais Preference Shares	1,778,313	4,135
	Hyundai Motor Co. Preference Shares	43,528	3,849
*	Telecom Italia SpA Preference Shares	11,469,496	3,611
	LG Chem Ltd. Preference Shares	15,520	3,146
	Companhia Paranaense de Energia Preference Shares Class B	1,406,200	2,875
	Metalurgica Gerdau SA Preference Shares	1,308,900	2,618
	Bradespar SA Preference Shares	512,090	2,356
	Sixt SE Preference Shares	28,271	1,936
	Embotelladora Andina SA Preference Shares Class B	744,477	1,897
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	365,896	1,891

		Shares	Market Value ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	933,000	1,731
	LG Electronics Inc. Preference Shares	44,669	1,401
	Unipar Carbocloro SA Preference Shares Class B	91,989	1,305
*	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,754	968
*	Braskem SA Preference Shares Class A	256,500	922
	Grupo Aval Acciones y Valores SA Preference Shares	6,658,908	881
*	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	308,121	860
*	Alpargatas SA Preference Shares	460,200	797
*	Hanwha Corp. Preference Shares	65,914	690
	Samsung SDI Co. Ltd. Preference Shares	4,428	690
	LG H&H Co. Ltd. Preference Shares	5,035	515
*	Amorepacific Corp. (XKRX) Preference Shares	19,652	484
*	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,530	96
	Bancolombia SA Preference Shares	11,063	87
	CJ CheilJedang Corp. Preference Shares	649	63
[3]	Transneft PJSC Preference Shares	2,923	—
[3]	Tatneft PJSC Preference Shares	191,100	—
[3]	Bashneft PJSC Preference Shares	37,751	—
[3]	Surgutneftegas PJSC Preference Shares	14,258,400	—
Total Preferred Stocks (Cost $347,524)			359,133
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/2/24	476,602	218
*	LG Display Co. Ltd. Exp. 7/3/24	142,430	169
*	Localiza Rent a Car SA Exp.2/5/24	6,058	11
Total Rights (Cost $237)			398
Warrant (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/40 (Cost $—)	38,387	—
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $769,462)	7,696,348	769,558
Total Investments (100.6%) (Cost $42,679,865)			53,023,264
Other Assets and Liabilities—Net (-0.6%)			(290,357)
Net Assets (100%)			52,732,907
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $363,803,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $1,120,161,000, representing 2.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $407,494,000 was received for securities on loan, of which $403,667,000 is held in Vanguard Market Liquidity Fund and $3,827,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	3,071	342,877	6,281
MSCI Emerging Markets Index	March 2024	2,878	141,137	(2,379)
S&P TSX 60 Index	March 2024	26	4,915	3
				3,905

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	3/20/24	CAD	2,551	USD	1,903	—	(5)
Toronto-Dominion Bank	3/20/24	CAD	2,252	USD	1,670	6	—
UBS AG	3/20/24	INR	3,811,196	USD	45,559	249	—
State Street Bank & Trust Co.	3/20/24	INR	2,902,889	USD	34,781	109	—
BNP Paribas	3/20/24	INR	1,500,000	USD	17,938	90	—
Deutsche Bank AG	3/20/24	INR	708,488	USD	8,472	44	—
Toronto-Dominion Bank	3/21/24	JPY	8,660,262	USD	61,843	—	(2,524)
State Street Bank & Trust Co.	3/20/24	USD	5,003	AUD	7,602	8	—
Bank of America, N.A.	3/20/24	USD	19,432	BRL	97,424	—	(138)
UBS AG	3/20/24	USD	4,149	CAD	5,637	—	(47)
Bank of Montreal	3/20/24	USD	4,149	CAD	5,637	—	(46)
Toronto-Dominion Bank	3/20/24	USD	98,926	CHF	85,744	—	(979)
Bank of Montreal	3/20/24	USD	22,787	EUR	20,956	91	—
State Street Bank & Trust Co.	3/20/24	USD	9,002	GBP	7,164	—	(81)
Barclays Bank plc	3/20/24	USD	5,710	HKD	44,530	7	—
UBS AG	3/21/24	USD	68,294	JPY	9,794,466	1,206	—
BNP Paribas	3/20/24	USD	6,986	KRW	9,136,189	121	—
UBS AG	3/20/24	USD	11,283	SEK	117,535	—	(34)
State Street Bank & Trust Co.	3/20/24	USD	21,098	TWD	656,351	2	—
						1,933	(3,854)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,759,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,506,343	73,649	—	4,579,992
Common Stocks—Other	745,273	46,554,333	14,577	47,314,183
Preferred Stocks	139,594	219,539	—	359,133
Rights	11	387	—	398
Warrant	—	—	—	—
Temporary Cash Investments	769,558	—	—	769,558
Total	6,160,779	46,847,908	14,577	53,023,264
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,284	—	—	6,284
Forward Currency Contracts	—	1,933	—	1,933
Total	6,284	1,933	—	8,217
Liabilities
Futures Contracts[1]	2,379	—	—	2,379
Forward Currency Contracts	—	3,854	—	3,854
Total	2,379	3,854	—	6,233
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.